Document and Entity Information	12 Months Ended
Mar. 31, 2011
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	TM
Entity Registrant Name	TOYOTA MOTOR CORP/
Entity Central Index Key	0001094517
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	3,135,698,687

CONSOLIDATED BALANCE SHEETS In Millions	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2010 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)
Current assets
Cash and cash equivalents	$ 25,024	$ 22,439	¥ 2,080,709	¥ 1,865,746
Time deposits	2,452		203,874	392,724
Marketable securities	14,738		1,225,435	1,793,165
Trade accounts and notes receivable, less allowance for doubtful accounts of ¥13,735 million in 2010 and ¥11,856 million ( $143 million) in 2011	17,428		1,449,151	1,886,273
Finance receivables, net	49,751		4,136,805	4,209,496
Other receivables	3,682		306,201	360,379
Inventories	15,685		1,304,242	1,422,373
Deferred income taxes	7,287		605,884	632,164
Prepaid expenses and other current assets	6,223		517,454	511,284
Total current assets	142,270		11,829,755	13,073,604
Noncurrent finance receivables, net	66,828		5,556,746	5,630,680
Investments and other assets
Marketable securities and other securities investments	42,949		3,571,187	2,256,279
Affiliated companies	21,976		1,827,331	1,879,320
Employees receivables	748		62,158	67,506
Other	7,959		661,829	730,997
Total investments and other assets	73,632		6,122,505	4,934,102
Property, plant and equipment
Land	14,884		1,237,620	1,261,349
Buildings	43,724		3,635,605	3,693,972
Machinery and equipment	107,605		8,947,350	9,298,967
Vehicles and equipment on operating leases	29,969		2,491,946	2,613,248
Construction in progress	3,594		298,828	226,212
Total property, plant and equipment, at cost	199,776		16,611,349	17,093,748
Less - Accumulated depreciation	(123,899)		(10,302,189)	(10,382,847)
Total property, plant and equipment, net	75,877		6,309,160	6,710,901
Total assets	358,607		29,818,166	30,349,287
Current liabilities
Short-term borrowings	38,232		3,179,009	3,279,673
Current portion of long-term debt	33,347		2,772,827	2,218,324
Accounts payable	18,077		1,503,072	1,956,505
Other payables	6,967		579,326	572,450
Accrued expenses	21,326		1,773,233	1,735,930
Income taxes payable	1,357		112,801	153,387
Other current liabilities	10,472		870,722	769,945
Total current liabilities	129,778		10,790,990	10,686,214
Long-term liabilities
Long-term debt	77,561		6,449,220	7,015,409
Accrued pension and severance costs	8,034		668,022	678,677
Deferred income taxes	9,743		810,127	813,221
Other long-term liabilities	2,162		179,783	225,323
Total long-term liabilities	97,500		8,107,152	8,732,630
Toyota Motor Corporation shareholders' equity
Common stock, no par value, authorized: 10,000,000,000 shares in 2010 and 2011; issued: 3,447,997,492 shares in 2010 and 2011	4,775		397,050	397,050
Additional paid-in capital	6,083		505,760	501,331
Retained earnings	142,341		11,835,665	11,568,602
Accumulated other comprehensive income (loss)	(13,767)	(10,184)	(1,144,721)	(846,835)
Treasury stock, at cost, 312,002,149 shares in 2010 and 312,298,805 shares in 2011	(15,170)		(1,261,383)	(1,260,425)
Total Toyota Motor Corporation shareholders' equity	124,262		10,332,371	10,359,723
Noncontrolling interest	7,067		587,653	570,720
Total shareholders' equity	131,329	131,455	10,920,024	10,930,443
Commitments and contingencies
Total liabilities and shareholders' equity	$ 358,607		¥ 29,818,166	¥ 30,349,287

CONSOLIDATED BALANCE SHEETS (Parenthetical) In Millions, except Share data	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)
Trade accounts and notes receivable, allowance for doubtful accounts	$ 143	¥ 11,856	¥ 13,735
Common stock, no par value	$ 0	¥ 0	¥ 0
Common stock, authorized	10,000,000,000	10,000,000,000	10,000,000,000
Common stock, issued	3,447,997,492	3,447,997,492	3,447,997,492
Treasury stock, shares	312,298,805	312,298,805	312,002,149

CONSOLIDATED STATEMENTS OF INCOME In Millions, except Per Share data	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)
Net revenues
Sales of products	$ 214,318	¥ 17,820,520	¥ 17,724,729	¥ 19,173,720
Financing operations	14,109	1,173,168	1,226,244	1,355,850
Total net revenues	228,427	18,993,688	18,950,973	20,529,570
Costs and expenses
Cost of products sold	192,252	15,985,783	15,971,496	17,468,416
Cost of financing operations	7,571	629,543	712,301	987,384
Selling, general and administrative	22,972	1,910,083	2,119,660	2,534,781
Total costs and expenses	222,795	18,525,409	18,803,457	20,990,581
Operating income (loss)	5,632	468,279	147,516	(461,011)
Other income (expense)
Interest and dividend income	1,092	90,771	78,224	138,467
Interest expense	(353)	(29,318)	(33,409)	(46,882)
Foreign exchange gain (loss), net	172	14,305	68,251	(1,815)
Other income (loss), net	231	19,253	30,886	(189,140)
Total other income (expense)	1,142	95,011	143,952	(99,370)
Income (loss) before income taxes and equity in earnings of affiliated companies	6,774	563,290	291,468	(560,381)
Provision for income taxes	3,762	312,821	92,664	(56,442)
Equity in earnings of affiliated companies	2,586	215,016	45,408	42,724
Net income (loss)	5,598	465,485	244,212	(461,215)
Less: Net (income) loss attributable to the noncontrolling interest	(689)	(57,302)	(34,756)	24,278
Net income (loss) attributable to Toyota Motor Corporation	$ 4,909	¥ 408,183	¥ 209,456	¥ (436,937)
Net income (loss) attributable to Toyota Motor Corporation per share
- Basic	$ 1.57	¥ 130.17	¥ 66.79	¥ (139.13)
- Diluted	$ 1.57	¥ 130.16	¥ 66.79	¥ (139.13)
Cash dividends per share	$ 0.6	¥ 50	¥ 45	¥ 100

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY In Millions	Total USD ( $)	Total JPY ( ¥)	Common stock USD ( $)	Common stock JPY ( ¥)	Additional paid-in capital USD ( $)	Additional paid-in capital JPY ( ¥)	Retained earnings USD ( $)	Retained earnings JPY ( ¥)	Accumulated other comprehensive income (loss) USD ( $)	Accumulated other comprehensive income (loss) JPY ( ¥)	Treasury stock, at cost USD ( $)	Treasury stock, at cost JPY ( ¥)	Total Toyota Motor Corporation shareholders' equity USD ( $)	Total Toyota Motor Corporation shareholders' equity JPY ( ¥)	Noncontrolling interest USD ( $)	Noncontrolling interest JPY ( ¥)
Beginning Balance at Mar. 31, 2008		¥ 12,526,194		¥ 397,050		¥ 497,569		¥ 12,408,550		¥ (241,205)		¥ (1,192,437)		¥ 11,869,527		¥ 656,667
Equity transaction with noncontrolling interests and other		(30,645)														(30,645)
Issuance during the year		3,642				3,642								3,642
Comprehensive income
Net income		(461,215)						(436,937)						(436,937)		(24,278)
Other comprehensive income (loss)
Foreign currency translation adjustments		(400,168)								(381,303)				(381,303)		(18,865)
Unrealized gains on securities, net of reclassification adjustments		(306,691)								(293,101)				(293,101)		(13,590)
Pension liability adjustments		(201,046)								(192,172)				(192,172)		(8,874)
Total comprehensive income		(1,369,120)												(1,303,513)		(65,607)
Dividends paid to Toyota Motor Corporation shareholders		(439,991)						(439,991)						(439,991)
Dividends paid to noncontrolling interests		(20,885)														(20,885)
Purchase and reissuance of common stock		(68,458)										(68,458)		(68,458)
Ending Balance at Mar. 31, 2009		10,600,737		397,050		501,211		11,531,622		(1,107,781)		(1,260,895)		10,061,207		539,530
Equity transaction with noncontrolling interests and other		(4,864)				(2,116)								(2,116)		(2,748)
Issuance during the year		2,236				2,236								2,236
Comprehensive income
Net income		244,212						209,456						209,456		34,756
Other comprehensive income (loss)
Foreign currency translation adjustments		15,615								9,894				9,894		5,721
Unrealized gains on securities, net of reclassification adjustments		180,502								176,407				176,407		4,095
Pension liability adjustments		74,743								74,645				74,645		98
Total comprehensive income		515,072												470,402		44,670
Dividends paid to Toyota Motor Corporation shareholders		(172,476)						(172,476)						(172,476)
Dividends paid to noncontrolling interests		(10,732)														(10,732)
Purchase and reissuance of common stock		470										470		470
Ending Balance at Mar. 31, 2010	131,455	10,930,443	4,775	397,050	6,029	501,331	139,129	11,568,602	(10,184)	(846,835)	(15,158)	(1,260,425)	124,591	10,359,723	6,864	570,720
Equity transaction with noncontrolling interests and other	90	7,493			28	2,310							28	2,310	62	5,183
Issuance during the year	26	2,119			26	2,119							26	2,119
Comprehensive income
Net income	5,598	465,485					4,909	408,183					4,909	408,183	689	57,302
Other comprehensive income (loss)
Foreign currency translation adjustments	(3,603)	(299,578)							(3,459)	(287,613)			(3,459)	(287,613)	(144)	(11,965)
Unrealized gains on securities, net of reclassification adjustments	(333)	(27,657)							(314)	(26,058)			(314)	(26,058)	(19)	(1,599)
Pension liability adjustments	138	11,454							190	15,785			190	15,785	(52)	(4,331)
Total comprehensive income	1,800	149,704											1,326	110,297	474	39,407
Dividends paid to Toyota Motor Corporation shareholders	(1,697)	(141,120)					(1,697)	(141,120)					(1,697)	(141,120)
Dividends paid to noncontrolling interests	(333)	(27,657)													(333)	(27,657)
Purchase and reissuance of common stock	(12)	(958)									(12)	(958)	(12)	(958)
Ending Balance at Mar. 31, 2011	$ 131,329	¥ 10,920,024	$ 4,775	¥ 397,050	$ 6,083	¥ 505,760	$ 142,341	¥ 11,835,665	$ (13,767)	¥ (1,144,721)	$ (15,170)	¥ (1,261,383)	$ 124,262	¥ 10,332,371	$ 7,067	¥ 587,653

CONSOLIDATED STATEMENTS OF CASH FLOWS In Millions	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)
Cash flows from operating activities
Net income (loss)	$ 5,598	¥ 465,485	¥ 244,212	¥ (461,215)
Adjustments to reconcile net income (loss) to net cash provided by operating activities
Depreciation	14,138	1,175,573	1,414,569	1,495,170
Provision for doubtful accounts and credit losses	50	4,140	100,775	257,433
Pension and severance costs, less payments	(282)	(23,414)	1,254	(20,958)
Losses on disposal of fixed assets	436	36,214	46,937	68,682
Unrealized losses on available-for-sale securities, net	95	7,915	2,486	220,920
Deferred income taxes	1,031	85,710	25,537	(194,990)
Equity in (earnings) losses of affiliated companies	(2,586)	(215,016)	(45,408)	(42,724)
Changes in operating assets and liabilities, and other
(Increase) decrease in accounts and notes receivable	5,068	421,423	(576,711)	791,481
Decrease in inventories	623	51,808	56,059	192,379
Decrease in other current assets	461	38,307	97,494	9,923
Increase (decrease) in accounts payable	(4,885)	(406,210)	649,214	(837,402)
Increase (decrease) in accrued income taxes	(489)	(40,629)	102,207	(251,868)
Increase (decrease) in other current liabilities	2,878	239,319	213,341	(41,819)
Other	2,206	183,384	226,564	291,893
Net cash provided by operating activities	24,342	2,024,009	2,558,530	1,476,905
Cash flows from investing activities
Additions to finance receivables	(101,488)	(8,438,785)	(7,806,201)	(8,612,111)
Collection of finance receivables	95,422	7,934,364	7,509,578	8,143,804
Proceeds from sales of finance receivables	837	69,576	8,390	11,290
Additions to fixed assets excluding equipment leased to others	(7,569)	(629,326)	(604,536)	(1,364,582)
Additions to equipment leased to others	(12,770)	(1,061,865)	(833,065)	(960,315)
Proceeds from sales of fixed assets excluding equipment leased to others	618	51,342	52,473	47,386
Proceeds from sales of equipment leased to others	5,853	486,695	465,092	528,749
Purchases of marketable securities and security investments	(53,179)	(4,421,807)	(2,412,182)	(636,030)
Proceeds from sales of marketable securities and security investments	2,273	189,037	77,025	800,422
Proceeds upon maturity of marketable securities and security investments	42,419	3,527,119	1,031,716	675,455
Payment for additional investments in affiliated companies, net of cash acquired	(4)	(299)	(1,020)	(45)
Changes in investments and other assets, and other	2,136	177,605	(337,454)	135,757
Net cash used in investing activities	(25,452)	(2,116,344)	(2,850,184)	(1,230,220)
Cash flows from financing activities
Proceeds from issuance of long-term debt	35,255	2,931,436	3,178,310	3,506,990
Payments of long-term debt	(29,942)	(2,489,632)	(2,938,202)	(2,704,078)
Increase (decrease) in short-term borrowings	1,951	162,260	(335,363)	406,507
Dividends paid	(1,697)	(141,120)	(172,476)	(439,991)
Purchase of common stock, and other	(344)	(28,617)	(10,251)	(70,587)
Net cash provided by (used in) financing activities	5,223	434,327	(277,982)	698,841
Effect of exchange rate changes on cash and cash equivalents	(1,528)	(127,029)	(8,898)	(129,793)
Net increase (decrease) in cash and cash equivalents	2,585	214,963	(578,534)	815,733
Cash and cash equivalents at beginning of year	22,439	1,865,746	2,444,280	1,628,547
Cash and cash equivalents at end of year	$ 25,024	¥ 2,080,709	¥ 1,865,746	¥ 2,444,280

Nature of operations	12 Months Ended
Mar. 31, 2011
Nature of operations

1. Nature of operations:

Toyota is primarily engaged in the design, manufacture, and sale of sedans, minivans, compact cars, sport-utility vehicles, trucks and related parts and accessories throughout the world. In addition, Toyota provides financing, vehicle and equipment leasing and certain other financial services primarily to its dealers and their customers to support the sales of vehicles and other products manufactured by Toyota.

Summary of significant accounting policies	12 Months Ended
Mar. 31, 2011
Summary of significant accounting policies

2. Summary of significant accounting policies:

The parent company and its subsidiaries in Japan and its foreign subsidiaries maintain their records and prepare their financial statements in accordance with accounting principles generally accepted in Japan and those of their countries of domicile. Certain adjustments and reclassifications have been incorporated in the accompanying consolidated financial statements to conform to U.S.GAAP.

Significant accounting policies after reflecting adjustments for the above are as follows:

Basis of consolidation and accounting for investments in affiliated companies -

The consolidated financial statements include the accounts of the parent company and those of its majority-owned subsidiary companies. All significant intercompany transactions and accounts have been eliminated. Investments in affiliated companies in which Toyota exercises significant influence, but which it does not control, are stated at cost plus equity in undistributed earnings. Consolidated net income includes Toyota’s equity in current earnings of such companies, after elimination of unrealized intercompany profits. Investments in such companies are reduced to net realizable value if a decline in market value is determined other-than-temporary. Investments in non-public companies in which Toyota does not exercise significant influence (generally less than a 20% ownership interest) are stated at cost. The accounts of variable interest entities as defined by U.S.GAAP are included in the consolidated financial statements, if applicable.

Estimates -

The preparation of Toyota’s consolidated financial statements in conformity with U.S.GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates. The more significant estimates include: product warranties, liabilities accrued for recalls and other safety measures, allowance for doubtful accounts and credit losses, residual values for leased assets, impairment of long-lived assets, pension costs and obligations, fair value of derivative financial instruments, other-than-temporary losses on marketable securities, litigation liabilities and valuation allowance for deferred tax assets.

Translation of foreign currencies -

All asset and liability accounts of foreign subsidiaries and affiliates are translated into Japanese yen at appropriate year-end current exchange rates and all income and expense accounts of those subsidiaries are translated at the average exchange rates for each period. The foreign currency translation adjustments are included as a component of accumulated other comprehensive income.

Foreign currency receivables and payables are translated at appropriate year-end current exchange rates and the resulting transaction gains or losses are recorded in operations currently.

Revenue recognition -

Revenues from sales of vehicles and parts are generally recognized upon delivery which is considered to have occurred when the dealer has taken title to the product and the risk and reward of ownership have been substantively transferred, except as described below.

Toyota’s sales incentive programs principally consist of cash payments to dealers calculated based on vehicle volume or a model sold by a dealer during a certain period of time. Toyota accrues these incentives as revenue reductions upon the sale of a vehicle corresponding to the program by the amount determined in the related incentive program.

Revenues from the sales of vehicles under which Toyota conditionally guarantees the minimum resale value are recognized on a pro rata basis from the date of sale to the first exercise date of the guarantee in a manner similar to operating lease accounting. The underlying vehicles of these transactions are recorded as assets and are depreciated in accordance with Toyota’s depreciation policy.

Revenues from retail financing contracts and finance leases are recognized using the effective yield method. Revenues from operating leases are recognized on a straight-line basis over the lease term.

The sale of certain vehicles includes a determinable amount for the contract, which entitles customers to free vehicle maintenance. Such revenues from free maintenance contracts are deferred and recognized as revenue over the period of the contract, which approximates the pattern of the related costs.

Other costs -

Advertising and sales promotion costs are expensed as incurred. Advertising costs were ¥389,242 million, ¥304,375 million and ¥308,903 million ( $3,715 million) for the years ended March 31, 2009, 2010 and 2011, respectively.

Toyota generally warrants its products against certain manufacturing and other defects. Provisions for product warranties are provided for specific periods of time and/or usage of the product and vary depending upon the nature of the product, the geographic location of the sale and other factors. Toyota records a provision for estimated product warranty costs at the time the related sale is recognized based on estimates that Toyota will incur to repair or replace product parts that fail while under warranty. The amount of accrued estimated warranty costs is primarily based on historical experience as to product failures as well as current information on repair costs. The amount of warranty costs accrued also contains an estimate of warranty claim recoveries to be received from suppliers.

In addition to product warranties above, Toyota accrues for costs of recalls and other safety measures based on management’s estimates when it is probable a liability has been incurred and the amount of loss can be reasonably estimated. Prior to the fourth quarter of fiscal 2010, amounts were accrued based on individual occurrences of recalls and other safety measures. During the fourth quarter of fiscal 2010, as a result of significant changes in facts and circumstances, Toyota has employed an estimation model, to accrue at the time of vehicle sale, an amount that represents management’s best estimate of expenses related to future recalls and other safety measures. The estimation model for recalls and other safety measures takes into account Toyota’s historical experience and individual occurrences of recalls and other safety measures. This change resulted from Toyota’s fiscal 2010 experience with recalls and other safety measures changes in the operating processes such as the establishment of the Special Committee for Global Quality to address quality-related matters, as well as the broadening of the number of vehicles subject to recalls and other safety measures.

Litigation liabilities are established to cover probable losses on various lawsuits based on the information currently available. Attorneys’ fees are expensed as incurred.

Research and development costs are expensed as incurred. Research and development costs were ¥904,075 million, ¥725,345 million and ¥730,340 million ( $8,783 million) for the years ended March 31, 2009, 2010 and 2011, respectively.

Cash and cash equivalents -

Cash and cash equivalents include all highly liquid investments with original maturities of three months or less, that are readily convertible to known amounts of cash and are so near maturity that they present insignificant risk of changes in value because of changes in interest rates.

Marketable securities -

Marketable securities consist of debt and equity securities. Debt and equity securities designated as available-for-sale are carried at fair value with unrealized gains or losses included as a component of accumulated other comprehensive income in shareholders’ equity, net of applicable taxes. Individual securities classified as available-for-sale are reduced to net realizable value for other-than-temporary declines in market value. In determining if a decline in value is other-than-temporary, Toyota considers the length of time and the extent to which the fair value has been less than the carrying value, the financial condition and prospects of the company and Toyota’s ability and intent to retain its investment in the company for a period of time sufficient to allow for any anticipated recovery in market value. Realized gains and losses, which are determined on the average-cost method, are reflected in the statement of income when realized.

Security investments in non-public companies -

Security investments in non-public companies are carried at cost as fair value is not readily determinable. If the value of a non-public security investment is estimated to have declined and such decline is judged to be other-than-temporary, Toyota recognizes the impairment of the investment and the carrying value is reduced to its fair value. Determination of impairment is based on the consideration of such factors as operating results, business plans and estimated future cash flows. Fair value is determined principally through the use of the latest financial information.

Finance receivables -

Finance receivables are recorded at the present value of the related future cash flows including residual values for finance leases. Incremental direct costs incurred in connection with the acquisition of finance receivables are capitalized and amortized so as to approximate a level rate of return over the term of the related contracts.

The determination of portfolio segments is based primarily on the qualitative consideration of the nature of Toyota’s business operations and finance receivables. The three portfolio segments within finance receivables are as follows:

Retail receivables portfolio segment -

The retail receivables portfolio segment consists of retail installment sales contracts acquired mainly from dealers (“auto loans”) including credit card loans. These contracts acquired must first meet specified credit standards. Thereafter, Toyota retains responsibility for contract collection and administration.

Contract period of auto loans primarily range from 2 to 7 years. Toyota acquires security interests in the vehicles financed and has the right to repossess vehicles if customers fail to meet their contractual obligations. Almost all auto loans are non-recourse, which relieves the dealers from financial responsibility in the event of repossession.

Toyota classifies retail receivables portfolio segment into one class based on common risk characteristics associated with the underlying finance receivables, the similarity of the credit risks, and the quantitative materiality.

Finance lease receivables portfolio segment -

Toyota acquires new vehicle lease contracts originated primarily through dealers. Contract period of these primarily range from 2 to 5 years. Lease contracts acquired must first meet specified credit standards after which Toyota assumes ownership of the leased vehicle. Toyota is responsible for contract collection and administration during the lease period.

Toyota is generally permitted to take possession of the vehicle upon a default by the lessee. The residual value is estimated at the time the vehicle is first leased. Vehicles returned to Toyota at the end of their leases are sold by auction.

Toyota classifies finance lease receivables portfolio segment into one class based on common risk characteristics associated with the underlying finance receivables and the similarity of the credit risks.

Wholesale and other dealer loan receivables portfolio segment -

Toyota provides wholesale financing to qualified dealers to finance inventories. Toyota acquires security interests in vehicles financed at wholesale. In cases where additional security interests would be required, Toyota takes dealership assets or personal assets, or both, as additional security. If a dealer defaults, Toyota has the right to liquidate any assets acquired and seek legal remedies.

Toyota also makes term loans to dealers for business acquisitions, facilities refurbishment, real estate purchases and working capital requirements. These loans are typically secured with liens on real estate, other dealership assets and/or personal assets of the dealers.

Toyota classifies wholesale and other dealer loan receivables portfolio segment into three classes of wholesale, real estate and working capital, based on the risk characteristics associated with the underlying finance receivables.

Impaired finance receivables primarily consist of wholesale and other dealer loan receivables.

For all classes of finance receivables within the wholesale and other dealer loan receivables portfolio segment, a receivable account balance is considered impaired when it is probable that Toyota will be unable to collect all amounts due (including principal and interest) based on current information and events according to the terms of the contract. Factors such as payment history, compliance with terms and conditions of the underlying loan agreement and other subjective factors related to the financial stability of the borrower are considered when determining whether a loan is impaired. Impaired finance receivables include certain nonaccrual receivables for which a specific reserve has been assessed. Impaired receivables are excluded from the loan risk pool used to determine general reserves.

All classes of wholesale and other dealer loan receivables portfolio segment are placed on nonaccrual status when full payment of principal or interest is in doubt, principal or interest is 90 days or more contractually past due, whichever occurs first. Collateral dependent loans are placed on nonaccrual status if collateral is insufficient to cover principal and interest. Interest accrued but not collected at the date a receivable is placed on nonaccrual status is reversed against interest income. In addition, the amortization of net deferred fees is suspended.

Interest income on nonaccrual receivables is recognized only to the extent it is received in cash. Accounts are restored to accrual status only when interest and principal payments are brought current and future payments are reasonably assured. Receivable balances are written-off against the allowance for credit losses when it is probable that a loss has been realized. Retail receivables class and finance lease receivables class are not placed mainly on nonaccrual status when principal or interest is 90 days or more past due. However, these receivables are written-off against the allowance for credit losses when payments due are no longer expected to be received or the account is 120 days contractually past due, whichever occurs first.

As of March 31, 2010, finance receivables on nonaccrual status were ¥26,599 million.

As of March 31, 2011, finance receivables on nonaccrual status were as follows:

	Yen in millions	U.S. dollars in millions
	March 31,	March 31,
	2011	2011
Retail	¥2,633	$32
Finance leases	1,136	14
Wholesale	6,722	81
Real estate	14,437	173
Working capital	272	3

	¥25,200	$303

As of March 31, 2010, finance receivables past due over 90 days and still accruing were ¥38,150 million.

As of March 31, 2011, finance receivables past due over 90 days and still accruing were as follows:

	Yen in millions	U.S. dollars in millions
	March 31,	March 31,
	2011	2011
Retail	¥23,734	$285
Finance leases	4,484	54

	¥28,218	$339

Allowance for credit losses -

Allowance for credit losses is established to cover probable losses on finance receivables and vehicles and equipment on operating leases, resulting from the inability of customers to make required payments.

Provision for credit losses is included in selling, general and administrative expenses. The allowance for credit losses is based on a systematic, ongoing review and evaluation performed as part of the credit-risk evaluation process, historical loss experience, the size and composition of the portfolios, current economic events and conditions, the estimated fair value and adequacy of collateral and other pertinent factors. Vehicles and equipment on operating leases are not within the scope of accounting guidance governing the disclosure of portfolio segments.

Retail receivables portfolio segment -

Toyota calculates allowance for credit losses to cover probable losses on retail receivables by applying reserve rates to such receivables. Reserve rates are calculated mainly by historical loss experience, current economic events and conditions and other pertinent factors.

Finance lease receivables portfolio segment -

Toyota calculates allowance for credit losses to cover probable losses on finance lease receivables by applying reserve rates to such receivables. Reserve rates are calculated mainly by historical loss experience, current economic events and conditions and other pertinent factors such as used car markets.

Wholesale and other dealer loan receivables portfolio segment -

Toyota calculates allowance for credit losses to cover probable losses on wholesale and other dealer loan receivables by applying reserve rates to such receivables. Reserve rates are calculated mainly by financial conditions of the dealers, terms of collateral setting, current economic events and conditions and other pertinent factors.

Toyota establishes specific reserves to cover the estimated losses on individually impaired receivables within the wholesale and other dealer loan receivables portfolio segment. Specific reserves on impaired receivables are determined by the present value of expected future cash flows or the fair value of collateral when it is probable that such receivables will be unable to be fully collected. The fair value of the underlying collateral is used if the receivable is collateral-dependent. The receivable is determined collateral-dependent if the repayment of the loan is expected to be provided by the underlying collateral. For the receivables in which the fair value of the underlying collateral was in excess of the outstanding balance, no allowance was provided.

Specific reserves on impaired receivables within the wholesale and other dealer loan receivables portfolio segment are recorded by an increase to the allowance for credit losses based on the related measurement of impairment. Related collateral, if recoverable, is repossessed and sold and the account balance is written-off.

Any shortfall between proceeds received and the carrying cost of repossessed collateral is charged to the allowance. Recoveries are reversed from the allowance for credit losses.

Allowance for residual value losses -

Toyota is exposed to risk of loss on the disposition of off-lease vehicles to the extent that sales proceeds are not sufficient to cover the carrying value of the leased asset at lease termination. Toyota maintains an allowance to cover probable estimated losses related to unguaranteed residual values on its owned portfolio. The allowance is evaluated considering projected vehicle return rates and projected loss severity. Factors considered in the determination of projected return rates and loss severity include historical and market information on used vehicle sales, trends in lease returns and new car markets, and general economic conditions. Management evaluates the foregoing factors, develops several potential loss scenarios, and reviews allowance levels to determine whether reserves are considered adequate to cover the probable range of losses.

The allowance for residual value losses is maintained in amounts considered by Toyota to be appropriate in relation to the estimated losses on its owned portfolio. Upon disposal of the assets, the allowance for residual losses is adjusted for the difference between the net book value and the proceeds from sale.

Inventories -

Inventories are valued at cost, not in excess of market, cost being determined on the “average-cost” basis, except for the cost of finished products carried by certain subsidiary companies which is determined on the “specific identification” basis or “last-in, first-out” (“LIFO”) basis. Inventories valued on the LIFO basis totaled ¥199,275 million and ¥151,183 million ( $1,818 million) at March 31, 2010 and 2011, respectively. Had the “first-in, first-out” basis been used for those companies using the LIFO basis, inventories would have been ¥64,099 million and ¥57,943 million ( $697 million) higher than reported at March 31, 2010 and 2011, respectively.

Property, plant and equipment -

Property, plant and equipment are stated at cost. Major renewals and improvements are capitalized; minor replacements, maintenance and repairs are charged to current operations. Depreciation of property, plant and equipment is mainly computed on the declining-balance method for the parent company and Japanese subsidiaries and on the straight-line method for foreign subsidiary companies at rates based on estimated useful lives of the respective assets according to general class, type of construction and use. The estimated useful lives range from 2 to 65 years for buildings and from 2 to 20 years for machinery and equipment.

Vehicles and equipment on operating leases to third parties are originated by dealers and acquired by certain consolidated subsidiaries. Such subsidiaries are also the lessors of certain property that they acquire directly. Vehicles and equipment on operating leases are depreciated primarily on a straight-line method over the lease term, generally from 2 to 5 years, to the estimated residual value. Incremental direct costs incurred in connection with the acquisition of operating lease contracts are capitalized and amortized on a straight-line method over the lease term.

Long-lived assets -

Toyota reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset group may not be recoverable. An impairment loss would be recognized when the carrying amount of an asset group exceeds the estimated undiscounted cash flows expected to result from the use of the asset and its eventual disposition. The amount of the impairment loss to be recorded is calculated by the excess of the carrying value of the asset group over its fair value. Fair value is determined mainly using a discounted cash flow valuation method.

Goodwill and intangible assets -

Goodwill is not material to Toyota’s consolidated balance sheets.

Intangible assets consist mainly of software. Intangible assets with a definite life are amortized on a straight-line basis with estimated useful lives mainly of 5 years. Intangible assets with an indefinite life are tested for impairment whenever events or circumstances indicate that a carrying amount of an asset (asset group) may not be recoverable.

An impairment loss would be recognized when the carrying amount of an asset exceeds the estimated undiscounted cash flows used in determining the fair value of the asset. The amount of the impairment loss to be recorded is generally determined by the difference between the fair value of the asset using a discounted cash flow valuation method and the current book value.

Employee benefit obligations -

Toyota has both defined benefit and defined contribution plans for employees’ retirement benefits. Retirement benefit obligations are measured by actuarial calculations in accordance with U.S.GAAP. The funded status of the defined benefit postretirement plans is recognized on the consolidated balance sheets as prepaid pension and severance costs or accrued pension and severance costs, and the funded status change is recognized in the year in which it occurs through other comprehensive income.

Environmental matters -

Environmental expenditures relating to current operations are expensed or capitalized as appropriate. Expenditures relating to existing conditions caused by past operations, which do not contribute to current or future revenues, are expensed. Liabilities for remediation costs are recorded when they are probable and reasonably estimable, generally no later than the completion of feasibility studies or Toyota’s commitment to a plan of action. The cost of each environmental liability is estimated by using current technology available and various engineering, financial and legal specialists within Toyota based on current law. Such liabilities do not reflect any offset for possible recoveries from insurance companies and are not discounted. There were no material changes in these liabilities for all periods presented.

Income taxes -

The provision for income taxes is computed based on the pretax income included in the consolidated statement of income. The asset and liability approach is used to recognize deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts and the tax bases of assets and liabilities. Valuation allowances are recorded to reduce deferred tax assets when it is more likely than not that a tax benefit will not be realized.

Derivative financial instruments -

Toyota employs derivative financial instruments, including forward foreign currency exchange contracts, foreign currency options, interest rate swaps, interest rate currency swap agreements and interest rate options to manage its exposure to fluctuations in interest rates and foreign currency exchange rates. Toyota does not use derivatives for speculation or trading purposes. Changes in the fair value of derivatives are recorded each period in current earnings or through other comprehensive income, depending on whether a derivative is designated as part of a hedge transaction and the type of hedge transaction. The ineffective portion of all hedges is recognized currently in operations.

Net income attributable to Toyota Motor Corporation per share -

Basic net income attributable to Toyota Motor Corporation per common share is calculated by dividing net income attributable to Toyota Motor Corporation by the weighted-average number of shares outstanding during the reported period. The calculation of diluted net income attributable to Toyota Motor Corporation per common share is similar to the calculation of basic net income attributable to Toyota Motor Corporation per share, except that the weighted-average number of shares outstanding includes the additional dilution from the assumed exercise of dilutive stock options.

Stock-based compensation -

Toyota measures compensation expense for its stock-based compensation plan based on the grant-date fair value of the award, and accounts for the award.

Other comprehensive income -

Other comprehensive income refers to revenues, expenses, gains and losses that, under U.S.GAAP are included in comprehensive income, but are excluded from net income as these amounts are recorded directly as an adjustment to shareholders’ equity. Toyota’s other comprehensive income is primarily comprised of unrealized gains/losses on marketable securities designated as available-for-sale, foreign currency translation adjustments and adjustments attributed to pension liabilities or minimum pension liabilities associated with Toyota’s defined benefit pension plans.

Accounting changes -

In June 2009, FASB issued updated guidance of accounting for and disclosure of transfers and servicing. This guidance eliminates the concept of a qualifying special-purpose entity, changes the requirements for derecognizing financial assets, and requires additional disclosures about transfers of financial assets. Toyota adopted this guidance from the fiscal year ended March 31, 2011. The adoption of this guidance did not have a material impact on Toyota’s consolidated financial statements.

In June 2009, FASB issued updated guidance of accounting for and disclosure of consolidation. This guidance changes how a company determines when a variable interest entity should be consolidated. Toyota adopted this guidance from the fiscal year ended March 31, 2011. The adoption of this guidance did not have a material impact on Toyota’s consolidated financial statements.

In July 2010, FASB issued updated disclosure guidance on receivables. This guidance requires additional disclosures about the credit quality of financing receivables and the allowance for credit losses. Toyota adopted this guidance from the fiscal year ended March 31, 2011. The adoption of this guidance did not have a material impact on Toyota’s consolidated financial statements. For a further discussion of additional disclosures by adoption of this guidance, please see notes 7 and 11 to Toyota’s consolidated financial statements.

Recent pronouncements to be adopted in future periods -

In October 2009, FASB issued updated guidance of accounting for and disclosure of Revenue Recognition with Multiple Deliverables. This guidance allows the use of estimated selling price for determining the selling price of deliverables, eliminates the residual method of allocation and expands the disclosures related to a vendor’s multiple-deliverable revenue arrangements. This guidance is effective prospectively for revenue arrangements entered into or materially modified in fiscal year beginning on or after June 15, 2010. Management does not expect this guidance to have a material impact on Toyota’s consolidated financial statements.

In April 2011, FASB issued updated guidance to clarify the accounting for and disclosures about troubled debt restructurings by creditors. This guidance provides the criteria as to whether a loan modification constitutes a troubled debt restructuring and requires additional disclosures about troubled debt restructurings. This guidance is effective for the interim period or the fiscal year beginning on or after June 15, 2011, and shall be applied retrospectively to the beginning of the fiscal year of adoption. Management does not expect this guidance to have a material impact on Toyota’s consolidated financial statements.

Reclassifications -

Certain prior year amounts have been reclassified to conform to the presentations as of and for the year ended March 31, 2011.

U.S. dollar amounts	12 Months Ended
Mar. 31, 2011
U.S. dollar amounts

3. U.S. dollar amounts:

U.S. dollar amounts presented in the consolidated financial statements and related notes are included solely for the convenience of the reader and are unaudited. These translations should not be construed as representations that the yen amounts actually represent, or have been or could be converted into, U.S. dollars. For this purpose, the rate of ¥83.15 = U.S.  $1, the approximate current exchange rate at March 31, 2011, was used for the translation of the accompanying consolidated financial amounts of Toyota as of and for the year ended March 31, 2011.

Supplemental cash flow information	12 Months Ended
Mar. 31, 2011
Supplemental cash flow information

4. Supplemental cash flow information:

Cash payments for income taxes were ¥563,368 million, ¥(207,278) million and ¥211,487 million ( $2,543 million) for the years ended March 31, 2009, 2010 and 2011, respectively. Interest payments during the years ended March 31, 2009, 2010 and 2011 were ¥614,017 million, ¥445,049 million and ¥382,903 million ( $4,605 million), respectively.

Capital lease obligations of ¥28,953 million, ¥3,400 million and ¥10,478 million ( $126 million) were incurred for the years ended March 31, 2009, 2010 and 2011, respectively.

Acquisitions and dispositions	12 Months Ended
Mar. 31, 2011
Acquisitions and dispositions

5. Acquisitions and dispositions:

During the years ended March 31, 2009, 2010 and 2011, Toyota made several acquisitions and dispositions, however the assets and liabilities acquired or transferred were not material.

Marketable securities and other securities investments	12 Months Ended
Mar. 31, 2011
Marketable securities and other securities investments

6. Marketable securities and other securities investments:

Marketable securities and other securities investments include government bonds and common stocks for which the aggregate cost, gross unrealized gains and losses and fair value are as follows:

	Yen in millions
	March 31, 2010
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale
Government bonds	¥2,695,248	¥24,228	¥64,647	¥2,654,829
Common stocks	555,526	369,670	72,421	852,775
Other	403,776	17,588	1	421,363

Total	¥3,654,550	¥411,486	¥137,069	¥3,928,967

Securities not practicable to determine fair value
Common stocks	¥95,304
Other	25,173

Total	¥120,477

	Yen in millions
	March 31, 2011
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale
Government bonds	¥3,174,236	¥21,712	¥68,778	¥3,127,170
Common stocks	670,405	398,140	108,316	960,229
Other	561,387	15,940	376	576,951

Total	¥4,406,028	¥435,792	¥177,470	¥4,664,350

Securities not practicable to determine fair value
Common stocks	¥109,203
Other	23,069

Total	¥132,272

	U.S. dollars in millions
	March 31, 2011
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale
Government bonds	$38,175	$261	$827	$37,609
Common stocks	8,063	4,788	1,303	11,548
Other	6,751	192	4	6,939

Total	$52,989	$5,241	$2,134	$56,096

Securities not practicable to determine fair value
Common stocks	$1,313
Other	278

Total	$1,591

Government bonds include 76% of Japanese government bonds, and 24% of U.S. and European government bonds as of March 31, 2010, and 77% of Japanese government bonds, and 23% of U.S. and European government bonds as of March 31, 2011. Listed stocks on the Japanese stock markets represent 88% and 86% of common stocks which are included in available-for-sale as of March 31, 2010 and 2011, respectively. “Other” includes primarily commercial paper.

Unrealized losses continuing over a 12 month period or more in the aggregate were not material at March 31, 2010 and 2011.

As of March 31, 2010 and 2011, maturities of government bonds and other included in available-for-sale are mainly from 1 to 10 years.

Proceeds from sales of available-for-sale securities were ¥800,422 million, ¥77,025 million and ¥189,037 million ( $2,273 million) for the years ended March 31, 2009, 2010 and 2011, respectively. On those sales, gross realized gains were ¥35,694 million, ¥3,186 million and ¥8,974 million ( $108 million) and gross realized losses were ¥1,856 million, ¥7 million and ¥87 million ( $1 million), respectively.

During the years ended March 31, 2009, 2010 and 2011, Toyota recognized impairment losses on available-for-sale securities of ¥220,920 million, ¥2,486 million and ¥7,915 million ( $95 million), respectively, which are included in “Other income (loss), net” in the accompanying consolidated statements of income. Impairment losses recognized during the year ended March 31, 2009 primarily include a loss for an other-than-temporary impairment on a certain investment for which Toyota previously recorded an exchange gain.

In the ordinary course of business, Toyota maintains long-term investment securities, included in “Marketable securities and other securities investments” and issued by a number of non-public companies which are recorded at cost, as their fair values were not readily determinable. Management employs a systematic methodology to assess the recoverability of such investments by reviewing the financial viability of the underlying companies and the prevailing market conditions in which these companies operate to determine if Toyota’s investment in each individual company is impaired and whether the impairment is other-than-temporary. Toyota periodically performs this impairment test for significant investments recorded at cost. If the impairment is determined to be other-than-temporary, the carrying value of the investment is written-down by the impaired amount and the losses are recognized currently in operations.

Finance receivables	12 Months Ended
Mar. 31, 2011
Finance receivables

7. Finance receivables:

Finance receivables consist of the following:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2010	2011	2011
Retail	¥7,162,082	¥7,128,453	$85,730
Finance leases	1,232,508	1,123,188	13,508
Wholesale and other dealer loans	2,051,301	1,990,557	23,939

	10,445,891	10,242,198	123,177
Deferred origination costs	109,747	104,391	1,256
Unearned income	(482,983)	(496,235)	(5,968)
Allowance for credit losses
Retail	(160,351)	(92,199)	(1,109)
Finance leases	(36,917)	(36,024)	(433)
Wholesale and other dealer loans	(35,211)	(28,580)	(344)

Total allowance for credit losses	(232,479)	(156,803)	(1,886)

Total finance receivables, net	9,840,176	9,693,551	116,579
Less - Current portion	(4,209,496)	(4,136,805)	(49,751)

Noncurrent finance receivables, net	¥5,630,680	¥5,556,746	$66,828

Finance receivables were geographically distributed as follows: in North America 61.9%, in Japan 12.8%, in Europe 10.3%, in Asia 4.7% and in Other 10.3% as of March 31, 2010, and in North America 59.0%, in Japan 12.7%, in Europe 10.4%, in Asia 5.8% and in Other 12.1% as of March 31, 2011.

The contractual maturities of retail receivables, the future minimum lease payments on finance leases and wholesale and other dealer loans at March 31, 2011 are summarized as follows:

	Yen in millions			U.S. dollars in millions
Years ending March 31,	Retail	Finance leases	Wholesale and other dealer loans	Retail	Finance leases	Wholesale and other dealer loans
2012	¥2,429,001	¥326,116	¥1,529,447	$29,212	$3,922	$18,394
2013	1,758,024	216,387	106,809	21,143	2,602	1,284
2014	1,343,998	165,018	153,470	16,164	1,985	1,846
2015	911,785	62,632	52,361	10,966	753	630
2016	444,633	28,095	59,945	5,347	338	721
Thereafter	241,012	6,623	88,525	2,898	80	1,064

	¥7,128,453	¥804,871	¥1,990,557	$85,730	$9,680	$23,939

Finance leases consist of the following:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2010	2011	2011
Minimum lease payments	¥903,201	¥804,871	$9,680
Estimated unguaranteed residual values	329,307	318,317	3,828

	1,232,508	1,123,188	13,508
Deferred origination costs	6,423	5,406	65
Less - Unearned income	(121,664)	(104,419)	(1,256)
Less - Allowance for credit losses	(36,917)	(36,024)	(433)

Finance leases, net	¥1,080,350	¥988,151	$11,884

Toyota is exposed to credit risk on Toyota’s finance receivables. Credit risk is the risk of loss arising from the failure of customers or dealers to meet the terms of their contracts with Toyota or otherwise fail to perform as agreed. Toyota estimates allowance for credit losses by variety of credit-risk evaluation process to cover probable and estimable losses above.

The table below shows the amount of the finance receivables segregated into aging categories based on the number of days outstanding as of March 31, 2011:

	Yen in millions
	March 31, 2011
	Retail	Finance leases	Wholesale	Real estate	Working capital
Current	¥7,017,171	¥1,111,453	¥897,971	¥494,700	¥593,516
31-60 days past due	72,082	5,968	2,260	404	44
61-90 days past due	15,466	1,283	355	34	0
Over 90 days past due	23,734	4,484	74	621	578

Total	¥7,128,453	¥1,123,188	¥900,660	¥495,759	¥594,138

	U.S. dollars in millions
	March 31, 2011
	Retail	Finance leases	Wholesale	Real estate	Working capital
Current	$84,392	$13,367	$10,799	$5,950	$7,138
31-60 days past due	867	72	27	5	1
61-90 days past due	186	15	4	0	0
Over 90 days past due	285	54	1	7	7

Total	$85,730	$13,508	$10,831	$5,962	$7,146

The tables below show the recorded investment for each credit quality of the finance receivable within the wholesale and other dealer loan receivables portfolio segment in the United States and other regions as of March 31, 2011:

United States

The wholesale and other dealer loan receivables portfolio segment in the United States is primarily segregated into credit qualities below based on internal risk assessments by dealers.

Performing: Account not classified as either Credit Watch, At Risk or Default

Credit Watch: Account designated for elevated attention

At Risk: Account where there is a probability that default exists based on qualitative and quantitative factors

Default:	Account is not currently meeting contractual obligations or we have temporarily waived certain contractual requirements

	Yen in millions
	March 31, 2011
	Wholesale	Real estate	Working capital	Total
Performing	¥504,960	¥283,450	¥90,545	¥878,955
Credit Watch	58,106	41,967	12,198	112,271
At Risk	6,494	12,344	1,066	19,904
Default	803	931	655	2,389

Total	¥570,363	¥338,692	¥104,464	¥1,013,519

	U.S. dollars in millions
	March 31, 2011
	Wholesale	Real estate	Working capital	Total
Performing	$6,073	$3,409	$1,089	$10,571
Credit Watch	698	505	147	1,350
At Risk	78	148	13	239
Default	10	11	8	29

Total	$6,859	$4,073	$1,257	$12,189

Other regions

The wholesale and other dealer loan receivables portfolio segment in other regions is primarily segregated into credit qualities of “Performing” (Account not classified as Default) and “Default” (Account is not currently meeting contractual obligations or we have temporarily waived certain contractual requirements) below based on internal risk assessments by dealers.

	Yen in millions
	March 31, 2011
	Wholesale	Real estate	Working capital	Total
Performing	¥315,744	¥151,020	¥485,974	¥952,738
Default	14,553	6,047	3,700	24,300

Total	¥330,297	¥157,067	¥489,674	¥977,038

	U.S. dollars in millions
	March 31, 2011
	Wholesale	Real estate	Working capital	Total
Performing	$3,797	$1,816	$5,845	$11,458
Default	175	73	44	292

Total	$3,972	$1,889	$5,889	$11,750

The tables below summarize information about impaired finance receivables:

Yen in millions
March 31, 2010
Wholesale and other dealer loans
Impaired finance receivables with specific reserves	¥37,273
Impaired finance receivables without specific reserves	1,582

Total	¥38,855

Allowance for credit losses recorded for impaired finance receivables	¥14,000
Average impaired finance receivables	42,581
Interest recognized on impaired finance receivables	464

	Yen in millions
	March 31, 2011
	Wholesale	Real estate	Working capital	Total
Impaired finance receivables with specific reserves	¥7,192	¥18,173	¥4,841	¥30,206
Impaired finance receivables without specific reserves	12,745	—	272	13,017

Total	¥19,937	¥18,173	¥5,113	¥43,223

Allowance for credit losses recorded for impaired finance receivables	¥896	¥6,553	¥3,436	¥10,885
Average impaired finance receivables	16,231	19,545	4,979	40,755
Interest recognized on impaired finance receivables	171	514	86	771

	U.S. dollars in millions
	March 31, 2011
	Wholesale	Real estate	Working capital	Total
Impaired finance receivables with specific reserves	$86	$219	$58	$363
Impaired finance receivables without specific reserves	154	—	3	157

Total	$240	$219	$61	$520

Allowance for credit losses recorded for impaired finance receivables	$11	$79	$41	$131
Average impaired finance receivables	195	235	60	490
Interest recognized on impaired finance receivables	2	6	1	9

The recorded investment in impaired finance receivables is equal to the unpaid principal balance.

Other receivables	12 Months Ended
Mar. 31, 2011
Other receivables

8. Other receivables:

Other receivables relate to arrangements with certain component manufacturers whereby Toyota procures inventory for these component manufactures and is reimbursed for the related purchases.

Inventories	12 Months Ended
Mar. 31, 2011
Inventories

9. Inventories:

Inventories consist of the following:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2010	2011	2011
Finished goods	¥885,005	¥715,272	$8,602
Raw materials	265,493	299,755	3,605
Work in process	199,267	218,335	2,626
Supplies and other	72,608	70,880	852

Total	¥1,422,373	¥1,304,242	$15,685

Vehicles and equipment on operating leases	12 Months Ended
Mar. 31, 2011
Vehicles and equipment on operating leases

10. Vehicles and equipment on operating leases:

Vehicles and equipment on operating leases consist of the following:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2010	2011	2011
Vehicles	¥2,516,948	¥2,404,032	$28,912
Equipment	96,300	87,914	1,057

	2,613,248	2,491,946	29,969
Less - Accumulated depreciation	(791,169)	(662,255)	(7,964)

Vehicles and equipment on operating leases, net	¥1,822,079	¥1,829,691	$22,005

Rental income from vehicles and equipment on operating leases was ¥560,251 million, ¥496,729 million and ¥475,472 million ( $5,718 million) for the years ended March 31, 2009, 2010 and 2011, respectively. Future minimum rentals from vehicles and equipment on operating leases are due in installments as follows:

Years ending March 31,	Yen in millions	U.S. dollars in millions
2012	¥375,712	$4,518
2013	256,231	3,082
2014	110,583	1,330
2015	26,645	320
2016	6,547	79
Thereafter	5,487	66

Total minimum future rentals	¥781,205	$9,395

The future minimum rentals as shown above should not be considered indicative of future cash collections.

Allowance for doubtful accounts and credit losses	12 Months Ended
Mar. 31, 2011
Allowance for doubtful accounts and credit losses

11. Allowance for doubtful accounts and credit losses:

An analysis of activity within the allowance for doubtful accounts relating to trade accounts and notes receivable for the years ended March 31, 2009, 2010 and 2011 is as follows:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2009	2010	2011	2011
Allowance for doubtful accounts at beginning of year	¥52,063	¥48,006	¥46,706	$562
Provision for doubtful accounts, net of reversal	(1,663)	1,905	1,806	22
Write-offs	(1,695)	(1,357)	(2,690)	(33)
Other	(699)	(1,848)	(1,775)	(21)

Allowance for doubtful accounts at end of year	¥48,006	¥46,706	¥44,047	$530

The other amount includes the impact of consolidation and deconsolidation of certain entities due to changes in ownership interest and currency translation adjustments for the years ended March 31, 2009, 2010 and 2011.

A portion of the allowance for doubtful accounts balance at March 31, 2010 and 2011 totaling ¥32,971 million and ¥32,191 million ( $387 million), respectively, is attributed to certain non-current receivable balances which are reported as other assets in the consolidated balance sheets.

An analysis of the allowance for credit losses relating to finance receivables and vehicles and equipment on operating leases for the years ended March 31, 2009, 2010 and 2011 is as follows:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2009	2010	2011	2011
Allowance for credit losses at beginning of year	¥117,706	¥238,932	¥232,479	$2,796
Provision for credit losses	259,096	98,870	2,334	28
Charge-offs	(128,240)	(118,333)	(86,115)	(1,036)
Recoveries	11,447	16,137	18,268	220
Other	(21,077)	(3,127)	649	8

Allowance for credit losses at end of year	¥238,932	¥232,479	¥167,615	$2,016

The other amount primarily includes the impact of currency translation adjustments for the years ended March 31, 2009, 2010 and 2011.

An analysis of the allowance for credit losses above relating to retail receivables portfolio segment, finance lease receivables portfolio segment and wholesale and other dealer loan receivables portfolio segment for the year ended March 31, 2011 is as follows:

	Yen in millions
	For the year ended March 31, 2011
	Retail	Finance leases	Wholesale and Other dealer loans
Allowance for credit losses at beginning of year	¥160,350	¥36,918	¥35,211
Provision for credit losses	(2,660)	6,023	2,098
Charge-offs	(68,122)	(2,820)	(5,885)
Recoveries	14,159	288	636
Other	(11,528)	(4,385)	(3,480)

Allowance for credit losses at end of year	¥92,199	¥36,024	¥28,580

	U.S. dollars in millions
	For the year ended March 31, 2011
	Retail	Finance leases	Wholesale and Other dealer loans
Allowance for credit losses at beginning of year	$1,929	$444	$423
Provision for credit losses	(32)	73	26
Charge-offs	(819)	(34)	(71)
Recoveries	170	3	8
Other	(139)	(53)	(42)

Allowance for credit losses at end of year	$1,109	$433	$344

The allowance for credit losses and the impaired finance receivables of the wholesale and other dealer loan receivables which are ¥10,885 million ( $131 million) and ¥30,206 million ( $363 million), respectively, are individually evaluated and recorded, and others are collectively evaluated.

Affiliated companies and variable interest entities	12 Months Ended
Mar. 31, 2011
Affiliated companies and variable interest entities

12. Affiliated companies and variable interest entities:

Investments in and transactions with affiliated companies -

Summarized financial information for affiliated companies accounted for by the equity method is shown below:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2010	2011	2011
Current assets	¥8,034,546	¥7,973,712	$95,895
Noncurrent assets	9,300,307	6,815,361	81,965

Total assets	¥17,334,853	¥14,789,073	$177,860

Current liabilities	¥5,056,178	¥5,141,461	$61,833
Long-term liabilities and noncontrolling interest	5,981,054	3,726,952	44,822
Affiliated companies accounted for by the equity method shareholders’ equity	6,297,621	5,920,660	71,205

Total liabilities and shareholders’ equity	¥17,334,853	¥14,789,073	$177,860

Toyota’s share of affiliated companies accounted for by the equity method shareholders’ equity	¥1,867,440	¥1,817,988	$21,864

Number of affiliated companies accounted for by the equity method at end of period	56	56

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2009	2010	2011	2011
Net revenues	¥23,149,968	¥20,599,586	¥21,874,143	$263,068

Gross profit	¥2,034,617	¥2,269,109	¥2,342,706	$28,174

Net income attributable to affiliated companies accounted for by the equity method	¥13,838	¥317,017	¥641,771	$7,718

Entities comprising a significant portion of Toyota’s investment in affiliated companies and percentage of ownership are presented below:

Name of affiliated companies	Percentage of ownership
Denso Corporation	24.7%
Aisin Seiki Co., Ltd.	23.1%
Toyota Industries Corporation	24.8%
Toyota Tsusho Corporation	21.8%
Toyoda Gosei Co., Ltd.	43.1%

Certain affiliated companies accounted for by the equity method with carrying amounts of ¥1,439,090 million and ¥1,384,159 million ( $16,647 million) at March 31, 2010 and 2011, respectively, were quoted on various established markets at an aggregate value of ¥1,711,957 million and ¥1,475,352 million ( $17,743 million), respectively. For the year ended March 31, 2010, Toyota recognized an impairment loss on a certain investment in affiliated company accounted for by the equity method of ¥63,575 million, which is included in “Equity in earnings of affiliated companies” in the accompanying consolidated statements of income. Toyota evaluated its investments in affiliated companies, considering the length of time and the extent to which the quoted market prices have been less than the carrying amounts, the financial condition and near-term prospects of the affiliated companies and Toyota’s ability and intent to retain those investments in the companies for a period of time. Toyota did not recognize any impairment loss for the year ended March 31, 2011.

Account balances and transactions with affiliated companies are presented below:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2010	2011	2011
Trade accounts and notes receivable, and other receivables	¥274,189	¥204,447	$2,459
Accounts payable and other payables	597,796	352,538	4,240

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2009	2010	2011	2011
Net revenues	¥1,585,814	¥1,600,365	¥1,612,397	$19,391
Purchases	3,918,717	3,943,648	3,655,185	43,959

Dividends from affiliated companies accounted for by the equity method for the years ended March 31, 2009, 2010 and 2011 were ¥114,409 million, ¥82,149 million and ¥103,169 million ( $1,241 million), respectively.

Toyota does not have any significant related party transactions other than transactions with affiliated companies in the ordinary course of business.

Variable Interest Entities -

Toyota enters into securitization transactions using special-purpose entities, that are considered variable interest entities (“VIEs”). Although the finance receivables related to securitization transactions have been legally sold to the VIEs, Toyota has both the power to direct the activities of the VIEs that most significantly impact the VIEs’ economic performance and the obligation to absorb losses of the VIEs or the right to receive benefits from the VIEs that could potentially be significant to the VIEs. As a result, Toyota is considered the primary beneficiary of the VIEs and therefore consolidates the VIEs.

The consolidated securitization VIEs have ¥1,111,212 million ( $13,364 million) in retail finance receivables, ¥64,502 million ( $776 million) in restricted cash and ¥941,613 million ( $11,324 million) in secured debt. Risks to which Toyota is exposed including credit, interest rate, and/or prepayment risks are not incremental compared with the situation before Toyota enters into securitization transactions.

As for VIEs other than those specified above, neither the aggregate size of these VIEs nor Toyota’s involvements in these VIEs are material to Toyota’s consolidated financial statements.

Short-term borrowings and long-term debt	12 Months Ended
Mar. 31, 2011
Short-term borrowings and long-term debt

13. Short-term borrowings and long-term debt:

Short-term borrowings at March 31, 2010 and 2011 consist of the following:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2010	2011	2011
Loans, principally from banks, with a weighted-average interest at March 31, 2010 and March 31, 2011 of 1.55% and of 1.57% per annum, respectively	¥804,066	¥1,140,066	$13,711
Commercial paper with a weighted-average interest at March 31, 2010 and March 31, 2011 of 0.44% and of 0.67% per annum, respectively	2,475,607	2,038,943	24,521

	¥3,279,673	¥3,179,009	$38,232

As of March 31, 2011, “Loans, principally from banks” amount includes secured loans by finance receivables securitization of ¥335,539 million ( $4,035 million).

As of March 31, 2011, Toyota has unused short-term lines of credit amounting to ¥1,954,330 million ( $23,504 million) of which ¥464,564 million ( $5,587 million) related to commercial paper programs. Under these programs, Toyota is authorized to obtain short-term financing at prevailing interest rates for periods not in excess of 360 days.

Long-term debt at March 31, 2010 and 2011 comprises the following:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2010	2011	2011
Unsecured loans, representing obligations principally to banks, due 2010 to 2029 in 2010 and due 2011 to 2029 in 2011 with interest ranging from 0.00% to 29.25% per annum in 2010 and from 0.00% to 29.00% per annum in 2011	¥2,942,012	¥3,386,854	$40,732
Secured loans, representing obligations principally to finance receivables securitization due 2010 to 2019 in 2010 and due 2011 to 2050 in 2011 with interest ranging from 0.49% to 6.65% per annum in 2010 and from 0.37% to 5.35% per annum in 2011	381,307	619,380	7,449
Medium-term notes of consolidated subsidiaries, due 2010 to 2047 in 2010 and due 2011 to 2047 in 2011 with interest ranging from 0.04% to 15.25% per annum in 2010 and from 0.01% to 15.25% per annum in 2011	3,814,439	3,314,589	39,863
Unsecured notes of parent company, due 2010 to 2019 in 2010 and due 2012 to 2019 in 2011 with interest ranging from 1.07% to 3.00% per annum in 2010 and from 1.07% to 3.00% per annum in 2011	580,000	530,000	6,374
Unsecured notes of consolidated subsidiaries, due 2010 to 2031 in 2010 and due 2011 to 2031 in 2011 with interest ranging from 0.25% to 17.03% per annum in 2010 and from 0.27% to 15.48% per annum in 2011	1,473,732	1,349,307	16,227
Long-term capital lease obligations, due 2010 to 2028 in 2010 and due 2011 to 2028 in 2011 with interest ranging from 0.43% to 14.40% per annum in 2010 and from 0.38% to 14.40% per annum in 2011	42,243	21,917	263

	9,233,733	9,222,047	110,908
Less - Current portion due within one year	(2,218,324)	(2,772,827)	(33,347)

	¥7,015,409	¥6,449,220	$77,561

As of March 31, 2011, approximately 31%, 24%, 12% and 33% of long-term debt are denominated in Japanese yen, U.S. dollars, euros, and other currencies, respectively.

As of March 31, 2011, property, plant and equipment with a book value of ¥57,237 million ( $688 million) and in addition, other assets aggregating ¥1,128,957 million ( $13,577 million) were pledged as collateral mainly for certain debt obligations of subsidiaries. These other assets principally consist of securitized finance receivables.

The aggregate amounts of annual maturities of long-term debt during the next five years are as follows:

Years ending March 31,	Yen in millions	U.S. dollars in millions
2012	¥2,772,827	$33,347
2013	1,834,556	22,063
2014	1,522,659	18,312
2015	900,120	10,825
2016	1,106,492	13,307

Standard agreements with certain banks in Japan include provisions that collateral (including sums on deposit with such banks) or guarantees will be furnished upon the banks’ request and that any collateral furnished, pursuant to such agreements or otherwise, will be applicable to all present or future indebtedness to such banks. During the year ended March 31, 2011, Toyota has not received any significant such requests from these banks.

As of March 31, 2011, Toyota has unused long-term lines of credit amounting to ¥8,073,898 million ( $97,100 million).

Product warranties and recalls and other safety measures	12 Months Ended
Mar. 31, 2011
Product warranties and recalls and other safety measures

14. Product warranties and recalls and other safety measures:

Toyota provides product warranties for certain defects mainly resulting from manufacturing based on warranty contracts with its customers at the time of sale of products. Toyota accrues estimated warranty costs to be incurred in the future in accordance with the warranty contracts. In addition to product warranties, Toyota initiates recalls and other safety measures to repair or to replace parts which might be expected to fail from products safety perspectives or customer satisfaction standpoints. Toyota accrues for costs of recalls and other safety measures at the time of vehicle sale based on the amount estimated from historical experience.

Liabilities for product warranties and liabilities for recalls and other safety measures have been combined into a single table showing an aggregate liability for quality assurances due to the fact that both are liabilities for costs to repair or replace defects of vehicles and the amounts incurred to repair or replace defects of vehicles may affect the amounts incurred for product warranties and vice versa.

The net changes in liabilities for quality assurances above for the years ended March 31, 2009, 2010 and 2011 consist of the following:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year Ended March 31,
	2009	2010	2011	2011
Liabilities for quality assurances at beginning of year	¥499,987	¥568,834	¥680,408	$8,183
Payments made during year	(407,675)	(425,976)	(476,771)	(5,734)
Provision for quality assurances	526,503	558,190	588,224	7,074
Changes relating to pre-existing quality assurances	(17,869)	(21,606)	(1,701)	(20)
Other	(32,112)	966	(25,791)	(310)

Liabilities for quality assurances at end of year	¥568,834	¥680,408	¥764,369	$9,193

The other amount primarily includes the impact of currency translation adjustments and the impact of consolidation and deconsolidation of certain entities due to changes in ownership interest.

The table below shows the net changes in liabilities for recalls and other safety measures which are comprised in liabilities for quality assurances above for the years ended March 31, 2009, 2010 and 2011.

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2009	2010	2011	2011
Liabilities for recalls and other safety measures at beginning of year	¥53,603	¥139,577	¥301,422	$3,625
Payments made during year	(69,812)	(89,796)	(263,096)	(3,164)
Provision for recalls and other safety measures	159,899	256,981 *	356,749	4,290
Other	(4,113)	(5,340)	(5,576)	(67)

Liabilities for recalls and other safety measures at end of year	¥139,577	¥301,422	¥389,499	$4,684

*Toyota has employed an estimation model to accrue of expenses for future recalls and other safety measures at the time of vehicle sale based on the amount estimated from historical experience from the fourth quarter of the fiscal year ended March 31, 2010. This change has resulted in an increase in provision for recalls and other safety measures in this table by ¥105,698 million.

Other payables	12 Months Ended
Mar. 31, 2011
Other payables	15. Other payables: Other payables are mainly related to purchases of property, plant and equipment and non-manufacturing purchases.

Income taxes	12 Months Ended
Mar. 31, 2011
Income taxes

16. Income taxes:

The components of income (loss) before income taxes comprise the following:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2009	2010	2011	2011
Income (loss) before income taxes:
Parent company and domestic subsidiaries	¥(224,965)	¥(114,569)	¥(278,229)	$(3,346)
Foreign subsidiaries	(335,416)	406,037	841,519	10,120

	¥(560,381)	¥291,468	¥563,290	$6,774

The provision for income taxes consists of the following:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2009	2010	2011	2011
Current income tax expense:
Parent company and domestic subsidiaries	¥65,684	¥65,971	¥85,290	$1,026
Foreign subsidiaries	72,864	1,156	141,821	1,705

Total current	138,548	67,127	227,111	2,731

Deferred income tax expense (benefit):
Parent company and domestic subsidiaries	(26,472)	(126,716)	(44,268)	(532)
Foreign subsidiaries	(168,518)	152,253	129,978	1,563

Total deferred	(194,990)	25,537	85,710	1,031

Total provision	¥(56,442)	¥92,664	¥312,821	$3,762

Toyota is subject to a number of different income taxes which, in the aggregate, indicate a statutory rate in Japan of approximately 40.2% for the years ended March 31, 2009, 2010 and 2011. Such rate was also used to calculate the tax effects of temporary differences, which are expected to be realized in the future years. Reconciliation of the differences between the statutory tax rate and the effective income tax rate is as follows:

	For the years ended March 31,
	2009	2010	2011
Statutory tax rate	40.2%	40.2%	40.2%
Increase (reduction) in taxes resulting from:
Non-deductible expenses	(5.0)	1.9	2.2
Deferred tax liabilities on undistributed earnings of foreign subsidiaries	(2.5)	4.4	4.8
Deferred tax liabilities on undistributed earnings of affiliates accounted for by the equity method	(2.5)	(0.6)	12.6
Valuation allowance	(25.4)	11.2	8.1
Tax credits	10.0	(11.8)	(2.6)
The difference between the statutory tax rate in Japan and that of foreign subsidiaries	1.6	(12.9)	(12.1)
Other	(6.3)	(0.6)	2.3

Effective income tax rate	10.1%	31.8%	55.5%

Significant components of deferred tax assets and liabilities are as follows:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2010	2011	2011
Deferred tax assets
Accrued pension and severance costs	¥210,268	¥226,093	$2,719
Accrued expenses and liabilities for quality assurances	277,696	395,513	4,757
Other accrued employees’ compensation	106,404	103,020	1,239
Operating loss carryforwards for tax purposes	146,114	296,731	3,568
Tax credit carryforwards	73,061	127,289	1,531
Property, plant and equipment and other assets	188,745	176,229	2,119
Other	474,380	277,449	3,337

Gross deferred tax assets	1,476,668	1,602,324	19,270
Less - Valuation allowance	(239,269)	(280,685)	(3,375)

Total deferred tax assets	1,237,399	1,321,639	15,895

Deferred tax liabilities
Unrealized gains on securities	(147,494)	(146,874)	(1,766)
Undistributed earnings of foreign subsidiaries	(12,797)	(26,783)	(322)
Undistributed earnings of affiliates accounted for by the equity method	(575,929)	(578,756)	(6,961)
Basis difference of acquired assets	(38,977)	(38,351)	(461)
Lease transactions	(457,316)	(537,174)	(6,460)
Gain on securities contribution to employee retirement benefit trust	(66,523)	(66,523)	(800)
Other	(6,141)	(27,491)	(331)

Gross deferred tax liabilities	(1,305,177)	(1,421,952)	(17,101)

Net deferred tax liability	¥(67,778)	¥(100,313)	$(1,206)

The valuation allowance mainly relates to deferred tax assets of the consolidated subsidiaries with operating loss carryforwards for tax purposes that are not expected to be realized. The net changes in the total valuation allowance for deferred tax assets for the years ended March 31, 2009, 2010 and 2011 consist of the following:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2009	2010	2011	2011
Valuation allowance at beginning of year	¥82,191	¥208,627	¥239,269	$2,877
Additions	145,707	46,704	55,791	671
Deductions	(3,511)	(14,066)	(10,077)	(121)
Other	(15,760)	(1,996)	(4,298)	(52)

Valuation allowance at end of year	¥208,627	¥239,269	¥280,685	$3,375

The other amount includes the impact of consolidation and deconsolidation of certain entities due to changes in ownership interest and currency translation adjustments during the years ended March 31, 2009, 2010 and 2011. The factors used to assess the likelihood of realization of the deferred tax assets are the future reversal of existing taxable temporary differences, the future taxable income and available tax planning strategies that are prudent and feasible. All available evidence, both positive and negative, is considered to determine whether, based on the weight of that evidence, a valuation allowance is needed. Toyota believes that it is more likely than not that the net deferred tax assets will be realized through future taxable income. Failure to achieve the forecasted taxable income, however, could affect the realization of deferred tax assets.

The deferred tax assets and liabilities that comprise the net deferred tax liability are included in the consolidated balance sheets as follows:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2010	2011	2011
Deferred tax assets
Deferred income taxes (Current assets)	¥632,164	¥605,884	$7,287
Investments and other assets - other	122,617	118,849	1,429
Deferred tax liabilities
Other current liabilities	(9,338)	(14,919)	(179)
Deferred income taxes (Long-term liabilities)	(813,221)	(810,127)	(9,743)

Net deferred tax liability	¥(67,778)	¥(100,313)	$(1,206)

Because management intends to reinvest undistributed earnings of foreign subsidiaries to the extent not expected to be remitted in the foreseeable future, management has made no provision for income taxes on those undistributed earnings aggregating ¥2,709,626 million ( $32,587 million) as of March 31, 2011. Toyota estimates an additional tax provision of ¥100,957 million ( $1,214 million) would be required if the full amount of those undistributed earnings were remitted.

Operating loss carryforwards for tax purposes as of March 31, 2011 were approximately ¥894,587 million ( $10,759 million) and are available as an offset against future taxable income. The majority of these carryforwards expire in years 2012 to 2030. Tax credit carryforwards as of March 31, 2011 were ¥127,289 million ( $1,531 million) and the majority of these carryforwards expire in years 2012 to 2014.

A summary of the gross unrecognized tax benefits changes for the years ended March 31, 2009, 2010 and 2011 is as follows:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2009	2010	2011	2011
Balance at beginning of year	¥37,722	¥46,803	¥23,965	$288
Additions based on tax positions related to the current year	858	2,702	213	3
Additions for tax positions of prior years	35,464	6,750	12,564	151
Reductions for tax positions of prior years	(24,061)	(2,802)	(16,133)	(194)
Reductions for tax positions related to lapse of statute of limitations	(114)	(106)	—	—
Reductions for settlements	(128)	(27,409)	(2,794)	(34)
Other	(2,938)	(1,973)	(2,362)	(28)

Balance at end of year	¥46,803	¥23,965	¥15,453	$186

The amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate was not material at March 31, 2009, 2010 and 2011, respectively. Toyota does not believe it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within the next twelve months.

Interest and penalties related to income tax liabilities are included in “Other income (loss), net”. The amounts of interest and penalties accrued as of and recognized for the years ended March 31, 2009, 2010 and 2011, respectively, were not material.

Toyota remains subject to income tax examination for the tax returns related to the years beginning on and after January 1, 2004 and 2000, with various tax jurisdictions in Japan and foreign countries, respectively.

Shareholders' equity	12 Months Ended
Mar. 31, 2011
Shareholders' equity

17. Shareholders’ equity:

Changes in the number of shares of common stock issued have resulted from the following:

	For the years ended March 31,
	2009	2010	2011
Common stock issued
Balance at beginning of year	3,447,997,492	3,447,997,492	3,447,997,492
Issuance during the year	—	—	—
Purchase and retirement	—	—	—

Balance at end of year	3,447,997,492	3,447,997,492	3,447,997,492

The Corporation Act provides that an amount equal to 10% of distributions from surplus paid by the parent company and its Japanese subsidiaries be appropriated as a capital reserve or a retained earnings reserve. No further appropriations are required when the total amount of the capital reserve and the retained earnings reserve reaches 25% of stated capital.

The retained earnings reserve included in retained earnings as of March 31, 2010 and 2011 was ¥168,680 million and ¥171,062 million ( $2,057 million), respectively. The Corporation Act provides that the retained earnings reserve of the parent company and its Japanese subsidiaries is restricted and unable to be used for dividend payments, and is excluded from the calculation of the profit available for dividend.

The amounts of statutory retained earnings of the parent company available for dividend payments to shareholders were ¥5,478,747 million and ¥5,389,432 million ( $64,816 million) as of March 31, 2010 and 2011, respectively. In accordance with customary practice in Japan, the distributions from surplus are not accrued in the financial statements for the corresponding period, but are recorded in the subsequent accounting period after shareholders’ approval has been obtained. Retained earnings at March 31, 2011 include amounts representing year-end cash dividends of ¥94,071 million ( $1,131 million), ¥30 ( $0.36) per share, which were approved at the Ordinary General Shareholders’ Meeting, held on June 17, 2011.

Retained earnings at March 31, 2011 include ¥1,401,985 million ( $16,861 million) relating to equity in undistributed earnings of companies accounted for by the equity method.

On June 22, 2007, at the Ordinary General Shareholders’ Meeting, the shareholders of the parent company approved to purchase up to 30 million shares of its common stock at a cost up to ¥250,000 million during the purchase period of one year from the following day. As a result, the parent company repurchased 30 million shares during the approved period of time.

On February 5, 2008, the Board of Directors resolved to purchase up to 12 million shares of its common stock at a cost up to ¥60,000 million in accordance with the Corporation Act. As a result, the parent company repurchased approximately 10 million shares.

On the same date, the Board of Directors also resolved to retire 162 million shares of its common stock, and then the parent company retired its common stock on March 31, 2008. This retirement, in accordance with the Corporation Act and related regulations, is treated as a reduction from additional paid-in capital and retained earnings. As a result, treasury stock, additional paid-in capital and retained earnings decreased by ¥646,681 million, ¥3,499 million and ¥643,182 million, respectively.

On June 24, 2008, at the Ordinary General Shareholders’ Meeting, the shareholders of the parent company approved to purchase up to 30 million shares of its common stock at a cost up to ¥200,000 million during the purchase period of one year from the following day. As a result, the parent company repurchased approximately 14 million shares during the approved period of time. These approvals by the shareholders are not required under the current regulation.

Detailed components of accumulated other comprehensive income (loss) in Toyota Motor Corporation shareholders’ equity at March 31, 2010 and 2011 and the related changes, net of taxes for the years ended March 31, 2009, 2010 and 2011 consist of the following:

	Yen in millions
	Foreign currency translation adjustments	Unrealized gains on securities	Pension liability adjustments	Accumulated other comprehensive income (loss)
Balances at March 31, 2008	¥(501,367)	¥310,979	¥(50,817)	¥(241,205)
Other comprehensive income (loss)	(381,303)	(293,101)	(192,172)	(866,576)

Balances at March 31, 2009	(882,670)	17,878	(242,989)	(1,107,781)
Other comprehensive income	9,894	176,407	74,645	260,946

Balances at March 31, 2010	(872,776)	194,285	(168,344)	(846,835)
Other comprehensive income (loss)	(287,613)	(26,058)	15,785	(297,886)

Balances at March 31, 2011	¥(1,160,389)	¥168,227	¥(152,559)	¥(1,144,721)

	U.S. dollars in millions
	Foreign currency translation adjustments	Unrealized gains on securities	Pension liability adjustments	Accumulated other comprehensive income (loss)
Balances at March 31, 2010	$(10,496)	$2,337	$(2,025)	$(10,184)
Other comprehensive income (loss)	(3,459)	(314)	190	(3,583)

Balances at March 31, 2011	$(13,955)	$2,023	$(1,835)	$(13,767)

Tax effects allocated to each component of other comprehensive income (loss) for the years ended March 31, 2009, 2010 and 2011 are as follows:

	Yen in millions
	Pre-tax amount	Tax amount	Net-of-tax amount
For the year ended March 31, 2009
Foreign currency translation adjustments	¥(391,873)	¥10,570	¥(381,303)
Unrealized losses on securities:
Unrealized net holding losses arising for the year	(677,710)	255,890	(421,820)
Less: reclassification adjustments for losses included in net loss attributable to Toyota Motor Corporation	215,249	(86,530)	128,719
Pension liability adjustments	(319,613)	127,441	(192,172)

Other comprehensive income (loss)	¥(1,173,947)	¥307,371	¥(866,576)

For the year ended March 31, 2010
Foreign currency translation adjustments	¥10,809	¥(915)	¥9,894
Unrealized gains on securities:
Unrealized net holding gains arising for the year	277,838	(102,538)	175,300
Less: reclassification adjustments for losses included in net income attributable to Toyota Motor Corporation	1,852	(745)	1,107
Pension liability adjustments	124,526	(49,881)	74,645

Other comprehensive income	¥415,025	¥(154,079)	¥260,946

For the year ended March 31, 2011
Foreign currency translation adjustments	¥(294,279)	¥6,666	¥(287,613)
Unrealized losses on securities:
Unrealized net holding losses arising for the year	(31,899)	9,643	(22,256)
Less: reclassification adjustments for gains included in net income attributable to Toyota Motor Corporation	(6,358)	2,556	(3,802)
Pension liability adjustments	26,681	(10,896)	15,785

Other comprehensive income (loss)	¥(305,855)	¥7,969	¥(297,886)

	U.S. dollars in millions
	Pre-tax amount	Tax amount	Net-of-tax amount
For the year ended March 31, 2011
Foreign currency translation adjustments	$(3,539)	$80	$(3,459)
Unrealized losses on securities:
Unrealized net holding losses arising for the year	(384)	116	(268)
Less: reclassification adjustments for gains included in net income attributable to Toyota Motor Corporation	(77)	31	(46)
Pension liability adjustments	321	(131)	190

Other comprehensive income (loss)	$(3,679)	$96	$(3,583)

Stock-based compensation	12 Months Ended
Mar. 31, 2011
Stock-based compensation

18. Stock-based compensation:

In June 1997, the parent company’s shareholders approved a stock option plan for board members. In June 2001, the shareholders approved an amendment of the plan to include both board members and key employees. Each year until June 2010, since the plans’ inception, the shareholders have approved the authorization for the grant of options for the purchase of Toyota’s common stock. Authorized shares for each year that remain ungranted are unavailable for grant in future years. Stock options granted in and after August 2002 have terms ranging from 6 years to 8 years and an exercise price equal to 1.025 times the closing price of Toyota’s common stock on the date of grant. These options generally vest 2 years from the date of grant.

For the year ended March 31, 2009, 2010 and 2011, Toyota recognized stock-based compensation expenses for stock options of ¥3,015 million, ¥2,446 million and ¥2,522 million ( $30 million) as selling, general and administrative expenses.

The weighted-average grant-date fair value of options granted during the years ended March 31, 2009, 2010 and 2011 was ¥635, ¥803 and ¥724 ( $9), respectively per share. The fair value of options granted is amortized over the option vesting period in determining net income attributable to Toyota Motor Corporation in the consolidated statements of income. The grant-date fair value of options granted is estimated using the Black-Scholes option pricing model with the following weighted-average assumptions:

	2009	2010	2011
Dividend rate	3.0%	2.4%	1.5%
Risk-free interest rate	1.1%	0.7%	0.3%
Expected volatility	23%	30%	32%
Expected holding period (years)	5.0	5.0	5.0

The following table summarizes Toyota’s stock option activity:

		Yen		Yen in millions
	Number of shares	Weighted- average exercise price	Weighted- average remaining contractual life in years	Aggregate intrinsic value
Options outstanding at March 31, 2008	8,341,600	¥6,038	5.71	¥1,753
Granted	3,494,000	4,726
Exercised	(119,900)	3,626
Canceled	(375,000)	6,889

Options outstanding at March 31, 2009	11,340,700	5,631	5.51	¥1
Granted	3,492,000	4,193
Exercised	(157,800)	3,116
Canceled	(958,200)	4,646

Options outstanding at March 31, 2010	13,716,700	5,363	5.23	¥—
Granted	3,435,000	3,183
Exercised	—	—
Canceled	(1,364,900)	4,759

Options outstanding at March 31, 2011	15,786,800	¥4,941	5.04	¥565

Options exercisable at March 31, 2009	4,971,700	¥5,302	3.76	¥1
Options exercisable at March 31, 2010	7,515,700	¥6,132	3.86	¥—
Options exercisable at March 31, 2011	9,347,800	¥5,821	3.79	¥—

The total intrinsic value of options exercised for the years ended March 31, 2009 and 2010 was ¥97 million and ¥113 million, respectively. No options were exercised for the year ended March 31, 2011.

As of March 31, 2011, there were unrecognized compensation expenses of ¥1,693 million ( $20 million) for stock options granted. Those expenses are expected to be recognized over a weighted-average period of 1.1 years.

Cash received from the exercise of stock options for the years ended March 31, 2009 and 2010 was ¥435 million and ¥492 million, respectively. No cash was received from the exercise of stock options for the year ended March 31, 2011.

The following table summarizes information for options outstanding and options exercisable at March 31, 2011:

	Outstanding				Exercisable
Exercise price range	Number of shares	Weighted- average exercise price	Weighted- average exercise price	Weighted- average remaining life	Number of shares	Weighted- average exercise price	Weighted- average exercise price
Yen		Yen	Dollars	Years		Yen	Dollars
¥3,183 – 6,000	10,508,800	¥4,030	$48	5.63	4,069,800	¥4,611	$55
6,001 – 7,278	5,278,000	6,754	81	3.87	5,278,000	6,754	81

3,183 – 7,278	15,786,800	4,941	59	5.04	9,347,800	5,821	70

Employee benefit plans	12 Months Ended
Mar. 31, 2011
Employee benefit plans

19. Employee benefit plans:

Pension and severance plans -

Upon terminations of employment, employees of the parent company and subsidiaries in Japan are entitled, under the retirement plans of each company, to lump-sum indemnities or pension payments, based on current rates of pay and lengths of service or the number of “points” mainly determined by those. Under normal circumstances, the minimum payment prior to retirement age is an amount based on voluntary retirement. Employees receive additional benefits on involuntary retirement, including retirement at the age limit.

Effective October 1, 2004, the parent company amended its retirement plan to introduce a “point” based retirement benefit plan. Under the new plan, employees are entitled to lump-sum or pension payments determined based on accumulated “points” vested in each year of service.

There are three types of “points” that vest in each year of service consisting of “service period points” which are attributed to the length of service, “job title points” which are attributed to the job title of each employee, and “performance points” which are attributed to the annual performance evaluation of each employee. Under normal circumstances, the minimum payment prior to retirement age is an amount reflecting an adjustment rate applied to represent voluntary retirement. Employees receive additional benefits upon involuntary retirement, including retirement at the age limit.

Effective October 1, 2005, the parent company partly amended its retirement plan and introduced the quasi cash-balance plan under which benefits are determined based on the variable-interest crediting rate rather than the fixed-interest crediting rate as was in the pre-amended plan.

The parent company and most subsidiaries in Japan have contributory funded defined benefit pension plans, which are pursuant to the Corporate Defined Benefit Pension Plan Law (CDBPPL). The contributions to the plans are funded with several financial institutions in accordance with the applicable laws and regulations. These pension plan assets consist principally of common stocks, government bonds and insurance contracts.

Most foreign subsidiaries have pension plans or severance indemnity plans covering substantially all of their employees under which the cost of benefits are currently invested or accrued. The benefits for these plans are based primarily on lengths of service and current rates of pay.

Toyota uses a March 31 measurement date for its benefit plans.

Information regarding Toyota’s defined benefit plans is as follows:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2010	2011	2011
Change in benefit obligation
Benefit obligation at beginning of year	¥1,632,779	¥1,726,747	$20,767
Service cost	75,558	82,422	991
Interest cost	50,559	52,502	631
Plan participants’ contributions	657	1,046	13
Plan amendments	(3,080)	(1,429)	(17)
Net actuarial loss	56,843	3,830	46
Acquisition and other	(2,829)	(57,928)	(697)
Benefits paid	(83,740)	(78,012)	(938)

Benefit obligation at end of year	1,726,747	1,729,178	20,796

Change in plan assets
Fair value of plan assets at beginning of year	979,012	1,179,051	14,180
Actual return on plan assets	171,043	24,216	291
Acquisition and other	158	(39,374)	(474)
Employer contributions	111,815	96,458	1,160
Plan participants’ contributions	763	1,046	13
Benefits paid	(83,740)	(78,012)	(938)

Fair value of plan assets at end of year	1,179,051	1,183,385	14,232

Funded status	¥547,696	¥545,793	$6,564

Amounts recognized in the consolidated balance sheet as of March 31, 2010 and 2011 are comprised of the following:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2010	2011	2011
Accrued expenses (Accrued pension and severance costs)	¥28,573	¥24,677	$297
Accrued pension and severance costs	678,677	668,022	8,034
Investments and other assets - other (Prepaid pension and severance costs)	(159,554)	(146,906)	(1,767)

Net amount recognized	¥547,696	¥545,793	$6,564

Amounts recognized in accumulated other comprehensive income (loss) as of March 31, 2010 and 2011 are comprised of the following:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2010	2011	2011
Net actuarial loss	¥(385,266)	¥(347,494)	$(4,179)
Prior service costs	97,587	72,324	870
Net transition obligation	(3,570)	(1,626)	(20)

Net amount recognized	¥(291,249)	¥(276,796)	$(3,329)

The accumulated benefit obligation for all defined benefit pension plans was ¥1,571,061 million and ¥1,584,627 million ( $19,057 million) at March 31, 2010 and 2011, respectively.

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for which the accumulated benefit obligations exceed plan assets are as follows:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2010	2011	2011
Projected benefit obligation	¥508,501	¥500,046	$6,014
Accumulated benefit obligation	452,019	453,111	5,449
Fair value of plan assets	65,905	72,359	870

Components of the net periodic pension cost are as follows:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2009	2010	2011	2011
Service cost	¥84,206	¥75,558	¥82,422	$991
Interest cost	52,959	50,559	52,502	631
Expected return on plan assets	(43,053)	(32,251)	(42,364)	(509)
Amortization of prior service costs	(17,677)	(15,063)	(24,032)	(289)
Recognized net actuarial loss	5,752	27,246	16,095	194
Amortization of net transition obligation	1,944	1,944	1,944	23

Net periodic pension cost	¥84,131	¥107,993	¥86,567	$1,041

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) are as follows:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2009	2010	2011	2011
Net actuarial gain (loss)	¥(303,074)	¥81,949	¥(21,978)	$(264)
Recognized net actuarial loss	5,752	27,246	16,095	194
Prior service costs	2,096	3,080	1,429	17
Amortization of prior service costs	(17,677)	(15,063)	(24,032)	(289)
Amortization of net transition obligation	1,944	1,944	1,944	23
Other	17,003	2,594	40,995	493

Total recognized in other comprehensive income (loss)	¥(293,956)	¥101,750	¥14,453	$174

The other amount includes the impact of transition to defined contribution pension plans, consolidation and deconsolidation of certain entities due to changes in ownership interest and currency translation adjustments during the years ended March 31, 2009, 2010 and 2011.

The estimated prior service costs, net actuarial loss and net transition obligations that will be amortized from accumulated other comprehensive income (loss) into net periodic pension cost during the year ending March 31, 2012 are ¥(15,700) million ( $(189) million), ¥16,000 million ( $192 million) and ¥1,900 million ( $23 million), respectively.

Weighted-average assumptions used to determine benefit obligations as of March 31, 2010 and 2011 are as follows:

	March 31,
	2010	2011
Discount rate	2.8%	2.8%
Rate of compensation increase	0.5 - 10.0%	0.8 - 11.0%

Weighted-average assumptions used to determine net periodic pension cost for the years ended March 31, 2009, 2010 and 2011 are as follows:

	For the years ended March 31,
	2009	2010	2011
Discount rate	2.8%	2.8%	2.8%
Expected return on plan assets	3.6%	3.6%	3.8%
Rate of compensation increase	0.1 - 10.0%	0.1 - 10.0%	0.5 - 10.0%

The expected rate of return on plan assets is determined after considering several applicable factors including, the composition of plan assets held, assumed risks of asset management, historical results of the returns on plan assets, Toyota’s principal policy for plan asset management, and forecasted market conditions.

Toyota’s policy and objective for plan asset management is to maximize returns on plan assets to meet future benefit payment requirements under risks which Toyota considers permissible. Asset allocations under the plan asset management are determined based on plan asset management policies of each plan which are established to achieve the optimized asset compositions in terms of the long-term overall plan asset management. Excepting equity securities contributed by Toyota, approximately 50% of the plan assets is invested in equity securities, approximately 30% is invested in debt securities, and the rest of them is invested in insurance contracts and other products. When actual allocations are not in line with target allocations, Toyota rebalances its investments in accordance with the policies. Prior to making individual investments, Toyota performs in-depth assessments of corresponding factors including category of products, industry type, currencies and liquidity of each potential investment under consideration to mitigate concentrations of risks such as market risk and foreign currency exchange rate risk. To assess performance of the investments, Toyota establishes bench mark return rates for each individual investment, combines these individual bench mark rates based on the asset composition ratios within each asset category, and compares the combined rates with the corresponding actual return rates on each asset category.

The following table summarizes the fair value of classes of plan assets as of March 31, 2010 and 2011. See note 26 to the consolidated financial statements for three levels of input which are used to measure fair value.

	Yen in millions
	March 31, 2010
	Level 1	Level 2	Level 3	Total
Equity securities
Common stocks	¥471,262	¥—	¥—	¥471,262
Commingled funds	—	237,495	—	237,495

	471,262	237,495	—	708,757

Debt securities
Government bonds	79,739	—	—	79,739
Commingled funds	—	147,345	2,663	150,008
Other	39,231	19,561	928	59,720

	118,970	166,906	3,591	289,467

Insurance contracts	—	97,086	—	97,086
Other	35,774	1,449	46,518	83,741

Total	¥626,006	¥502,936	¥50,109	¥1,179,051

	Yen in millions
	March 31, 2011
	Level 1	Level 2	Level 3	Total
Equity securities
Common stocks	¥489,759	¥—	¥—	¥489,759
Commingled funds	—	180,901	—	180,901

	489,759	180,901	—	670,660

Debt securities
Government bonds	82,685	—	—	82,685
Commingled funds	—	159,232	—	159,232
Other	29,217	44,994	746	74,957

	111,902	204,226	746	316,874

Insurance contracts	—	90,972	—	90,972
Other	19,610	26,418	58,851	104,879

Total	¥621,271	¥502,517	¥59,597	¥1,183,385

	U.S. dollars in millions
	March 31, 2011
	Level 1	Level 2	Level 3	Total
Equity securities
Common stocks	$5,890	$—	$—	$5,890
Commingled funds	—	2,176	—	2,176

	5,890	2,176	—	8,066

Debt securities
Government bonds	995	—	—	995
Commingled funds	—	1,915	—	1,915
Other	351	541	9	901

	1,346	2,456	9	3,811

Insurance contracts	—	1,094	—	1,094
Other	236	317	708	1,261

Total	$7,472	$6,043	$717	$14,232

The following is description of the assets, information about the valuation techniques used to measure fair value, key inputs and significant assumptions:

Quoted market prices for identical securities are used to measure fair value of common stocks. Common stocks include 64% of Japanese stocks and 36% of foreign stocks as of March 31, 2010, and 51% of Japanese stocks and 49% of foreign stocks as of March 31, 2011.

Quoted market prices for identical securities are used to measure fair value of government bonds. Government bonds include 25% of Japanese government bonds and 75% of foreign government bonds as of March 31, 2010, and 25% of Japanese government bonds and 75% of foreign government bonds as of March 31, 2011.

Commingled funds are beneficial interests of collective trust, which are mainly invested by the parent company and Japanese subsidiaries. The fair values of commingled funds are measured using the net asset value (“NAV”) provided by the administrator of the fund, and are categorized by the ability to redeem investments at the measurement day.

The fair values of insurance contracts are measured using contracted amount with accrued interest.

Other consists of cash equivalents, other private placement investment funds and other assets. The fair values of other private placement investment funds are measured using the NAV provided by the administrator of the fund, and are categorized by the ability to redeem investments at the measurement day.

The following tables summarize the changes in Level 3 plan assets measured at fair value for the years ended March 31, 2010 and 2011:

	Yen in millions
	For the year ended March 31, 2010
	Debt securities	Other	Total
Balance at beginning of year	¥5,242	¥45,825	¥51,067
Actual return on plan assets	818	(2,206)	(1,388)
Purchases, sales and settlements	(2,233)	3,467	1,234
Other	(236)	(568)	(804)

Balance at end of year	¥3,591	¥46,518	¥50,109

	Yen in millions
	For the year ended March 31, 2011
	Debt securities	Other	Total
Balance at beginning of year	¥3,591	¥46,518	¥50,109
Actual return on plan assets	312	1,908	2,220
Purchases, sales and settlements	(2,948)	11,490	8,542
Other	(209)	(1,065)	(1,274)

Balance at end of year	¥746	¥58,851	¥59,597

	U.S. dollars in millions
	For the year ended March 31, 2011
	Debt securities	Other	Total
Balance at beginning of year	$43	$560	$603
Actual return on plan assets	4	23	27
Purchases, sales and settlements	(35)	138	103
Other	(3)	(13)	(16)

Balance at end of year	$9	$708	$717

Toyota expects to contribute ¥97,231 million ( $1,169 million) to its pension plans in the year ending March 31, 2012.

The following pension benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

Years ending March 31,	Yen in millions	U.S. dollars in millions
2012	¥72,170	$868
2013	71,235	857
2014	73,345	882
2015	76,567	921
2016	79,591	957
from 2017 to 2021	442,737	5,324

Total	¥815,645	$9,809

Postretirement benefits other than pensions and postemployment benefits -

Toyota’s U.S. subsidiaries provide certain health care and life insurance benefits to eligible retired employees. In addition, Toyota provides benefits to certain former or inactive employees after employment, but before retirement. These benefits are currently unfunded and provided through various insurance companies and health care providers. The costs of these benefits are recognized over the period the employee provides credited service to Toyota. Toyota’s obligations under these arrangements are not material.

Derivative financial instruments	12 Months Ended
Mar. 31, 2011
Derivative financial instruments

20. Derivative financial instruments:

Toyota employs derivative financial instruments, including foreign exchange forward contracts, foreign currency options, interest rate swaps, interest rate currency swap agreements and interest rate options to manage its exposure to fluctuations in interest rates and foreign currency exchange rates. Toyota does not use derivatives for speculation or trading.

Fair value hedges -

Toyota enters into interest rate swaps and interest rate currency swap agreements mainly to convert its fixed-rate debt to variable-rate debt. Toyota uses interest rate swap agreements in managing interest rate risk exposure. Interest rate swap agreements are executed as either an integral part of specific debt transactions or on a portfolio basis. Toyota uses interest rate currency swap agreements to hedge exposure to currency exchange rate fluctuations on principal and interest payments for borrowings denominated in foreign currencies. Notes and loans payable issued in foreign currencies are hedged by concurrently executing interest rate currency swap agreements, which involve the exchange of foreign currency principal and interest obligations for each functional currency obligations at agreed-upon currency exchange and interest rates.

For the years ended March 31, 2009, 2010 and 2011, the ineffective portion of Toyota’s fair value hedge relationships was not material. For fair value hedging relationships, the components of each derivative’s gain or loss are included in the assessment of hedge effectiveness.

Undesignated derivative financial instruments -

Toyota uses foreign exchange forward contracts, foreign currency options, interest rate swaps, interest rate currency swap agreements, and interest rate options, to manage its exposure to foreign currency exchange rate fluctuations and interest rate fluctuations from an economic perspective, and for which Toyota is unable or has elected not to apply hedge accounting.

Fair value and gains or losses on derivative financial instruments -

The following table summarizes the fair values of derivative financial instruments as of March 31, 2010 and 2011:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2010	2011	2011
Derivative financial instruments designated as hedging instruments
Interest rate and currency swap agreements
Prepaid expenses and other current assets	¥45,567	¥55,794	$671
Investments and other assets - Other	94,430	74,528	896

Total	¥139,997	¥130,322	$1,567

Other current liabilities	¥(21,786)	¥(7,410)	$(89)
Other long-term liabilities	(12,045)	(1,188)	(14)

Total	¥(33,831)	¥(8,598)	$(103)

Undesignated derivative financial instruments
Interest rate and currency swap agreements
Prepaid expenses and other current assets	¥54,474	¥99,093	$1,192
Investments and other assets - Other	168,349	185,272	2,228

Total	¥222,823	¥284,365	$3,420

Other current liabilities	¥(38,152)	¥(64,611)	$(777)
Other long-term liabilities	(179,765)	(132,785)	(1,597)

Total	¥(217,917)	¥(197,396)	$(2,374)

Foreign exchange forward and option contracts
Prepaid expenses and other current assets	¥6,135	¥2,619	$32
Investments and other assets - Other	38	—	—

Total	¥6,173	¥2,619	$32

Other current liabilities	¥(20,843)	¥(14,202)	$(171)
Other long-term liabilities	(138)	(75)	(1)

Total	¥(20,981)	¥(14,277)	$(172)

The following table summarizes the notional amounts of derivative financial instruments as of March 31, 2010 and 2011:

	Yen in millions				U.S. dollars in millions
	March 31,				March 31,
	2010		2011		2011
	Designated derivative financial instruments	Undesignated derivative financial instruments	Designated derivative financial instruments	Undesignated derivative financial instruments	Designated derivative financial instruments	Undesignated derivative financial instruments
Interest rate and currency swap agreements	¥1,168,882	¥11,868,039	¥617,472	¥11,460,275	$7,426	$137,826
Foreign exchange forward and option contracts	—	1,487,175	—	1,176,955	—	14,155

Total	¥1,168,882	¥13,355,214	¥617,472	¥12,637,230	$7,426	$151,981

The following table summarizes the gains and losses on derivative financial instruments and hedged items reported in the consolidated statement of income for the years ended March 31, 2009, 2010 and 2011:

	Yen in millions
	For the years ended March 31,
	2009		2010
	Gains or (losses) on derivative financial instruments	Gains or (losses) on hedged items	Gains or (losses) on derivative financial instruments	Gains or (losses) on hedged items
Derivative financial instruments designated as hedging instruments – Fair value hedge
Interest rate and currency swap agreements
Cost of financing operations	¥(288,553)	¥293,637	¥138,677	¥(135,163)
Interest expense	(439)	439	(265)	265

Undesignated derivative financial instruments
Interest rate and currency swap agreements
Cost of financing operations	¥(72,696)	¥—	¥77,939	¥—
Foreign exchange gain (loss), net	(3,016)	—	(2,819)	—
Foreign exchange forward and option contracts
Cost of financing operations	24,183	—	(21,841)	—
Foreign exchange gain (loss), net	174,158	—	60,599	—

	Yen in millions		U.S. dollars in millions
	For the year ended March 31,		For the year ended March 31,
	2011		2011
	Gains or (losses) on derivative financial instruments	Gains or (losses) on hedged items	Gains or (losses) on derivative financial instruments	Gains or (losses) on hedged items
Derivative financial instruments designated as hedging instruments – Fair value hedge
Interest rate and currency swap agreements
Cost of financing operations	¥71,491	¥(68,741)	$860	$(827)
Interest expense	(166)	166	(2)	2

Undesignated derivative financial instruments
Interest rate and currency swap agreements
Cost of financing operations	¥72,082	¥—	$867	$—
Foreign exchange gain (loss), net	(1,393)	—	(17)	—
Foreign exchange forward and option contracts
Cost of financing operations	(2,693)	—	(32)	—
Foreign exchange gain (loss), net	110,211	—	1,325	—

Undesignated derivative financial instruments are used to manage risks of fluctuations in interest rates to certain borrowing transactions and in foreign currency exchange rates of certain currency receivables and payables. Toyota accounts for these derivative financial instruments as economic hedges with changes in the fair value recorded directly into current period earnings.

Unrealized gains or (losses) on undesignated derivative financial instruments reported in the cost of financing operations for the years ended March 31, 2009, 2010 and 2011 were ¥(80,298) million, ¥71,538 million and ¥93,370 million ( $1,123 million) those reported in foreign exchange gain (loss), net were ¥(33,578) million, ¥(26,476) million and ¥(240) million ( $(3) million), respectively.

Credit risk related contingent features -

Toyota enters into International Swaps and Derivatives Association Master Agreements with counterparties. These Master Agreements contain a provision requiring either Toyota or the counterparty to settle the contract or to post assets to the other party in the event of a ratings downgrade below a specified threshold.

The aggregate fair value amount of derivative financial instruments that contain credit risk related contingent features that are in a net liability position as of March 31, 2011 is ¥27,432 million ( $330 million). The aggregate fair value amount of assets that are already posted as of March 31, 2011 is ¥5,773 million ( $69 million). If the ratings of Toyota decline below specified thresholds, the maximum amount of assets to be posted or for which Toyota could be required to settle the contracts is ¥27,432 million ( $330 million) as of March 31, 2011.

Other financial instruments	12 Months Ended
Mar. 31, 2011
Other financial instruments

21. Other financial instruments:

Toyota has certain financial instruments, including financial assets and liabilities and off-balance sheet financial instruments which arose in the normal course of business. These financial instruments are executed with creditworthy financial institutions, and virtually all foreign currency contracts are denominated in U.S. dollars, euros and other currencies of major industrialized countries. Financial instruments involve, to varying degrees, market risk as instruments are subject to price fluctuations, and elements of credit risk in the event a counterparty should default. In the unlikely event the counterparties fail to meet the contractual terms of a foreign currency or an interest rate instrument, Toyota’s risk is limited to the fair value of the instrument. Although Toyota may be exposed to losses in the event of non-performance by counterparties on financial instruments, it does not anticipate significant losses due to the nature of its counterparties. Counterparties to Toyota’s financial instruments represent, in general, international financial institutions. Additionally, Toyota does not have a significant exposure to any individual counterparty. Toyota believes that the overall credit risk related to its financial instruments is not significant.

The estimated fair values of Toyota’s financial instruments, excluding marketable securities and other securities investments and affiliated companies and derivative financial instruments, are summarized as follows:

	Yen in millions
	March 31, 2010
	Carrying amount	Estimated fair value
Asset (Liability)
Cash and cash equivalents	¥1,865,746	¥1,865,746
Time deposits	392,724	392,724
Total finance receivables, net	8,759,826	9,112,527
Other receivables	360,379	360,379
Short-term borrowings	(3,279,673)	(3,279,673)
Long-term debt including the current portion	(9,191,490)	(9,297,904)

	Yen in millions		U.S. dollars in millions
	March 31, 2011		March 31, 2011
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Asset (Liability)
Cash and cash equivalents	¥2,080,709	¥2,080,709	$25,024	$25,024
Time deposits	203,874	203,874	2,452	2,452
Total finance receivables, net	8,680,882	8,971,523	104,400	107,896
Other receivables	306,201	306,201	3,682	3,682
Short-term borrowings	(3,179,009)	(3,179,009)	(38,232)	(38,232)
Long-term debt including the current portion	(9,200,130)	(9,274,881)	(110,645)	(111,544)

Cash and cash equivalents, time deposits and other receivables -

In the normal course of business, substantially all cash and cash equivalents, time deposits and other receivables are highly liquid and are carried at amounts which approximate fair value.

Finance receivables, net -

The carrying value of variable rate finance receivables was assumed to approximate fair value as they were repriced at prevailing market rates. The fair value of fixed rate finance receivables was estimated by discounting expected cash flows to present value using the rates at which new loans of similar credit quality and maturity would be made.

Short-term borrowings and long-term debt -

The fair values of short-term borrowings and total long-term debt including the current portion were estimated based on the discounted amounts of future cash flows using Toyota’s current incremental borrowing rates for similar liabilities.

Lease commitments	12 Months Ended
Mar. 31, 2011
Lease commitments

22. Lease commitments:

Toyota leases certain assets under capital lease and operating lease arrangements.

An analysis of leased assets under capital leases is as follows:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2010	2011	2011
Class of property
Building	¥23,518	¥13,412	$161
Machinery and equipment	48,043	30,283	364
Less - Accumulated depreciation	(36,926)	(18,590)	(223)

	¥34,635	¥25,105	$302

Amortization expenses under capital leases for the years ended March 31, 2009, 2010 and 2011 were ¥12,183 million, ¥12,606 million and ¥13,341 million ( $160 million), respectively.

Future minimum lease payments under capital leases together with the present value of the net minimum lease payments as of March 31, 2011 are as follows:

Years ending March 31,	Yen in millions	U.S. dollars in millions
2012	¥5,192	$62
2013	3,741	45
2014	2,516	30
2015	2,248	27
2016	1,971	24
Thereafter	13,981	168

Total minimum lease payments	29,649	356
Less - Amount representing interest	(7,732)	(93)

Present value of net minimum lease payments	21,917	263
Less - Current obligations	(4,283)	(51)

Long-term capital lease obligations	¥17,634	$212

Rental expenses under operating leases for the years ended March 31, 2009, 2010 and 2011 were ¥106,653 million, ¥93,994 million and ¥89,029 million ( $1,071 million), respectively.

The minimum rental payments required under operating leases relating primarily to land, buildings and equipment having initial or remaining non-cancelable lease terms in excess of one year at March 31, 2011 are as follows:

Years ending March 31,	Yen in millions	U.S. dollars in millions
2012	¥9,198	$111
2013	7,439	89
2014	5,687	68
2015	4,648	56
2016	4,061	49
Thereafter	13,146	158

Total minimum future rentals	¥44,179	$531

Other commitments and contingencies, concentrations and factors that may affect future operations	12 Months Ended
Mar. 31, 2011
Other commitments and contingencies, concentrations and factors that may affect future operations

23. Other commitments and contingencies, concentrations and factors that may affect future operations:

Commitments

Commitments outstanding at March 31, 2011 for the purchase of property, plant and equipment and other assets totaled ¥83,506 million ( $1,004 million).

Guarantees

Toyota enters into contracts with Toyota dealers to guarantee customers’ payments of their installment payables that arise from installment contracts between customers and Toyota dealers, as and when requested by Toyota dealers. Guarantee periods are set to match maturity of installment payments, and at March 31, 2011, range from 1 month to 35 years; however, they are generally shorter than the useful lives of products sold. Toyota is required to execute its guarantee primarily when customers are unable to make required payments.

The maximum potential amount of future payments as of March 31, 2011 is ¥1,662,225 million ( $19,991 million). Liabilities for guarantees totaling ¥20,450 million ( $246 million) have been provided as of March 31, 2011. Under these guarantee contracts, Toyota is entitled to recover any amount paid by Toyota from the customers whose original obligations Toyota has guaranteed.

Legal Proceedings

Product Recalls

From time-to-time, Toyota issues vehicle recalls and takes other safety measures including safety campaigns relating to its vehicles. In November 2009, Toyota announced a safety campaign in North America for certain models of Toyota and Lexus vehicles related to floor mat entrapment of accelerator pedals, and later expanded it to include additional models. In January 2010, Toyota announced a recall in North America for certain models of Toyota vehicles related to sticking and slow-to-return accelerator pedals. Also in January 2010, Toyota recalled in Europe and China certain models of Toyota vehicles related to sticking accelerator pedals. In February 2010, Toyota announced a worldwide recall related to the software program that controls the antilock braking system (ABS) in certain vehicles models including the Prius. Set forth below is a description of various claims, lawsuits and government investigations involving Toyota in the United States relating to these recalls and other safety measures.

Class Action and Consolidated Litigation

There are approximately 200 putative class actions that have been filed since November 2009 alleging that certain Toyota, Lexus and Scion vehicles contain defects that lead to unintended acceleration. Many of the putative class actions allege that malfunctions involving the floor mats and accelerator pedals do not cover the full scope of possible defects related to unintended acceleration. Rather, they allege that Electronic Throttle Control System-intelligent (ETCS-i) is the true cause and that Toyota has failed to inform consumers despite its awareness of the problem. In general, these cases seek recovery for the alleged diminution in value of the vehicles, injunctive and other relief. In April 2010, the approximately 190 federal cases were consolidated for pretrial proceedings into a single multi-district litigation in the United States District Court for the Central District of California. In addition, of the approximately 325 individual product liability personal injury cases relating to unintended acceleration pending against Toyota, the federal cases have been or are likely to be consolidated into the multi-district litigation. The remaining individual product liability personal injury cases relating to unintended acceleration remain pending in various state courts in the United States. This consolidated federal action suit is in its early stages and has included document production, depositions and various motions.

Additionally, there are approximately ten putative class actions in various state courts, including California. The claims are similar to the class actions in federal court. One of the putative California class actions was filed by the Orange County District Attorney and, among other things, seeks statutory penalties alleging that Toyota sold and marketed defective vehicles and that consumers have been harmed as a result of diminution in value of their vehicles.

Beginning in February 2010, Toyota has also been sued in approximately 20 putative class actions alleging defects in the antilock braking systems in various hybrid vehicles that cause the vehicles to fail to stop in a timely manner when driving in certain road conditions. The plaintiffs seek an order requiring Toyota to repair the vehicles and claim that all owners and lessees of vehicles, including those for which recalls have been implemented, should be compensated for the defects related to the antilock braking systems. These cases have been consolidated into two actions, one in federal court in the United States District Court for the Central District of California and one in state court in the Los Angeles County Superior Court.

From February through April 2010, Toyota was also sued in six putative shareholder class actions on behalf of investors in Toyota American Depository Shares and common stock. The cases have been consolidated into a single action in the United States District Court for the Central District of California, and a lead plaintiff has been appointed. The consolidated complaint, filed October 4, 2010, alleges violations of the Securities Exchange Act of 1934 and Japan’s Financial Instruments and Exchange Act on the basis that defendants made statements that were false or misleading in that they failed to disclose problems with, or the causes of, unintended acceleration in a number of vehicle models. Plaintiffs seek monetary damages in an amount to be proven at trial, interest and attorneys’ fees and costs.

On May 21, 2010, a shareholder derivative action was filed against certain officers and directors of Toyota in the Superior Court of the State of California, County of Los Angeles. The complaint alleged that the defendants breached their fiduciary duties of care and loyalty in their handling of design defects in Toyota vehicles, alleging facts similar to those alleged in the securities class action. On April 20, 2011, the Court issued an order dismissing the case and entered judgment in favor of defendants.

On July 22, 2010, Toyota was sued in the Superior Court of the State of California, County of Los Angeles in a putative bondholder class action filed on behalf of purchasers of Toyota and Toyota Motor Credit Corporation bonds traded on foreign securities exchanges. The complaint alleges violations of California securities law, fraud, breach of fiduciary duty, and other state law claims. On September 15, 2010, Toyota removed the putative bondholder class action to the United States District Court for the Central District of California. On January 10, 2011, the District Court issued an order dismissing the case with prejudice, and entered judgment in favor of defendants. Plaintiff has filed a notice of appeal to the United States Circuit Court of Appeals for the Ninth Circuit.

Toyota believes that it has meritorious defenses to all of the cases and will vigorously defend against them.

Government Investigations

In February 2010, Toyota received a subpoena from the U.S. Attorney for the Southern District of New York and a voluntary request and subpoena from the U.S. Securities and Exchange Commission (“SEC”). The subpoenas and the voluntary request primarily seek documents related to unintended acceleration and certain financial records. This is a coordinated investigation and has included interviews of Toyota and non-Toyota witnesses, as well as production of documents. In June 2010, Toyota received a second voluntary request and subpoena from the SEC and a subpoena from the U.S. Attorney for the Southern District of New York. The subpoenas and the voluntary request primarily seek production of documents related to the recalls of the steering relay rod.

During the first two quarters of calendar year 2010, Toyota received four inquires from the National Highway Traffic Safety Administration (“NHTSA”). The first two, TQ10-001 and TQ10-002, address the timing of the announcement of the recalls related to floor mat entrapment and sticking accelerator pedals, respectively. The third, RQ10-003, addresses the scope of the recalls and unintended acceleration generally. On April 19, 2010, Toyota and NHTSA announced a settlement resolving TQ10-002 pursuant to which Toyota paid  $16.4 million to the U.S. Treasury. Toyota denied the allegations that it violated the Motor Vehicle Safety Act or its implementing regulations but agreed to the settlement to avoid a protracted dispute and to concentrate on regaining customer confidence.

On May 10, 2010, Toyota received an inquiry from NHTSA on the timing of its announcement of the 2005 recall of certain pickup trucks and sport utility vehicles for a possible issue with the steering relay rod (TQ10-004). On December 20, 2010, Toyota and NHTSA announced that they had reached a settlement with respect to TQ10-001 and TQ10-004 pursuant to which Toyota paid approximately  $32.4 million in the aggregate to the U.S. Treasury. As in the April 2010 settlement resolving TQ10-002, Toyota denied that it violated the Motor Vehicle Safety Act or its implementing regulations but agreed to the settlement to avoid a protracted dispute and to concentrate on regaining customer confidence. In addition, on March 1, 2011, RQ10-003 was officially resolved.

Toyota has also received subpoenas and formal and informal requests from various states’ attorneys general, including the Executive Committee for a group of 28 states’ attorney general, and certain local governmental agencies regarding various recalls, the facts underlying its recent recalls and customer handling related to those recalls.

Toyota is cooperating with the government agencies in their investigations, which, except as noted above, are on-going.

The recalls and other safety measures described above have led to a number of claims, lawsuits and government investigations against Toyota in the United States as set forth in the preceding paragraphs. Amounts accrued as of March 31, 2011 related to these legal proceedings and governmental investigations are not material to Toyota’s financial position, results of operations, or cash flow. Toyota cannot currently estimate its potential liability, damages or range of potential loss, if any, beyond the amounts accrued; however, the resolution of these matters could have an adverse effect on Toyota’s financial position, results of operations or cash flows.

United States Antitrust Proceedings

In February 2003, Toyota, GM, Ford, DaimlerChrysler, Honda, Nissan, BMW and their sales subsidiaries in the Unites States and Canada, as well as the National Automobile Dealers Association and the Canadian Automobile Dealers Association were named as defendants in approximately 85 purported federal and state class action lawsuits on behalf of all purchasers of new motor vehicles who purchased their vehicles in the United States on or after January 1, 2001. As of April 1, 2005, the federal lawsuits were consolidated in the State of Maine, and lawsuits in the State of California and the State of New Jersey were also consolidated within the respective states. Lawsuits in the state courts have been stayed until the federal lawsuits proceed.

The complaints allege that the defendants violated the Sherman Antitrust Act or state anti-trust law by conspiring among themselves and with their dealers to prevent the sale to United States citizens of vehicles produced for the Canadian market, resulting in higher prices to United States consumers. Toyota believes that its actions have been lawful. In the interest of resolving these legal actions, however, Toyota entered into a settlement agreement with the plaintiffs in February 2006. The settlement agreement remains subject to court approval. In the meantime, the federal court granted summary judgment in favor of the remaining defendants and the time to appeal has lapsed. Current activity is centered in the California state courts, although that action is stayed against Toyota pending a ruling on the pending Toyota settlement. In February 2011, the federal court held a hearing with respect to approval of Toyota’s settlement agreement. If final approval is granted, that approval should resolve this matter for Toyota.

Other Proceedings

Toyota has various other legal actions, other governmental proceedings and other claims pending against it, including other product liability claims in the United States. Although the claimants in some of these actions seek potentially substantial damages, Toyota cannot currently estimate its potential liability, damages or range of potential loss, if any, beyond the amounts accrued, with respect to these claims. However, based upon information currently available to Toyota, Toyota believes that its losses from these matters, if any, would not have a material adverse effect on Toyota’s financial position, results of operations or cash flows.

Environmental Matters and Others

In October 2000, the European Union brought into effect a directive that requires member states to promulgate regulations implementing the following: (i) manufacturers shall bear all or a significant part of the costs for taking back end-of-life vehicles put on the market after July 1, 2002 and dismantling and recycling those vehicles. Beginning January 1, 2007, this requirement became applicable to vehicles put on the market before July 1, 2002; (ii) manufacturers may not use certain hazardous materials in vehicles to be sold after July 2003; (iii) vehicles type-approved and put on the market after December 15, 2008, shall be re-usable and/or recyclable to a minimum of 85% by weight per vehicle and shall be re-usable and/or recoverable to a minimum of 95% by weight per vehicle; and (iv) end-of-life vehicles must meet actual re-use of 80% and re-use as material or energy of 85%, respectively, of vehicle weight by 2006, rising respectively to 85% and 95% by 2015. A law to implement the directive came into effect in all member states including Bulgaria, Romania that joined the European Union in January 2007. Currently, there are uncertainties surrounding the implementation of the applicable regulations in different European Union member states, particularly regarding manufacturer responsibilities and resultant expenses that may be incurred.

In addition, under this directive member states must take measures to ensure that car manufacturers, distributors and other auto-related economic operators establish adequate used vehicle collection and treatment facilities and to ensure that hazardous materials and recyclable parts are removed from vehicles prior to shredding. This directive impacts Toyota’s vehicles sold in the European Union and Toyota is introducing vehicles that are in compliance with such measures taken by the member states pursuant to the directive.

Based on the legislation that has been enacted to date, Toyota has provided for its estimated liability related to covered vehicles in existence as of March 31, 2011. Depending on the legislation that will be enacted subject to other circumstances, Toyota may be required to revise the accruals for the expected costs. Although Toyota does not expect its compliance with the directive to result in significant cash expenditures, Toyota is continuing to assess the impact of this future legislation on its results of operations, cash flows and financial position.

Toyota purchases materials that are equivalent to approximately 10% of material costs from a supplier which is an affiliated company.

The parent company has a concentration of labor supply in employees working under collective bargaining agreements and a substantial portion of these employees are working under the agreement that will expire on December 31, 2011.

Segment data	12 Months Ended
Mar. 31, 2011
Segment data

24. Segment data:

The operating segments reported below are the segments of Toyota for which separate financial information is available and for which operating income/loss amounts are evaluated regularly by executive management in deciding how to allocate resources and in assessing performance.

The major portions of Toyota’s operations on a worldwide basis are derived from the Automotive and Financial Services business segments. The Automotive segment designs, manufactures and distributes sedans, minivans, compact cars, sport-utility vehicles, trucks and related parts and accessories. The Financial Services segment consists primarily of financing, and vehicle and equipment leasing operations to assist in the merchandising of the parent company and its affiliate companies products as well as other products. The All Other segment includes the design, manufacturing and sales of housing, telecommunications and other business.

The following tables present certain information regarding Toyota’s industry segments and operations by geographic areas and overseas revenues by destination as of and for the years ended March 31, 2009, 2010 and 2011.

Segment operating results and assets -

As of and for the year ended March 31, 2009:

	Yen in millions
	Automotive	Financial Services	All Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	¥18,550,501	¥1,355,850	¥623,219	¥—	¥20,529,570
Inter-segment sales and transfers	14,222	21,698	561,728	(597,648)	—

Total	18,564,723	1,377,548	1,184,947	(597,648)	20,529,570
Operating expenses	18,959,599	1,449,495	1,175,034	(593,547)	20,990,581

Operating income (loss)	¥(394,876)	¥(71,947)	¥9,913	¥(4,101)	¥(461,011)

Assets	¥11,716,316	¥13,631,662	¥1,131,400	¥2,582,659	¥29,062,037
Investment in equity method investees	1,606,013	168,057	—	36,036	1,810,106
Depreciation expense	1,072,848	389,937	32,385	—	1,495,170
Capital expenditure	1,343,572	883,968	35,334	62,023	2,324,897

As of and for the year ended March 31, 2010:

	Yen in millions
	Automotive	Financial Services	All Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	¥17,187,308	¥1,226,244	¥537,421	¥—	¥18,950,973
Inter-segment sales and transfers	10,120	19,163	410,194	(439,477)	—

Total	17,197,428	1,245,407	947,615	(439,477)	18,950,973
Operating expenses	17,283,798	998,480	956,475	(435,296)	18,803,457

Operating income (loss)	¥(86,370)	¥246,927	¥(8,860)	¥(4,181)	¥147,516

Assets	¥12,359,404	¥13,274,953	¥1,119,635	¥3,595,295	¥30,349,287
Investment in equity method investees	1,692,702	129,745	—	44,993	1,867,440
Depreciation expense	1,018,935	348,820	46,814	—	1,414,569
Capital expenditure	616,216	774,102	21,751	25,532	1,437,601

As of and for the year ended March 31, 2011:

	Yen in millions
	Automotive	Financial Services	All Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	¥17,322,753	¥1,173,168	¥497,767	¥—	¥18,993,688
Inter-segment sales and transfers	14,567	19,037	474,485	(508,089)	—

Total	17,337,320	1,192,205	972,252	(508,089)	18,993,688
Operating expenses	17,251,347	833,925	937,010	(496,873)	18,525,409

Operating income	¥85,973	¥358,280	¥35,242	¥(11,216)	¥468,279

Assets	¥11,341,558	¥13,365,394	¥1,146,720	¥3,964,494	¥29,818,166
Investment in equity method investees	1,784,539	3,519	3,045	26,885	1,817,988
Depreciation expense	819,075	330,865	25,633	—	1,175,573
Capital expenditure	691,867	991,330	21,058	(13,064)	1,691,191

	U.S. dollars in millions
	Automotive	Financial Services	All Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	$208,331	$14,109	$5,987	$—	$228,427
Inter-segment sales and transfers	176	229	5,706	(6,111)	—

Total	208,507	14,338	11,693	(6,111)	228,427
Operating expenses	207,473	10,029	11,269	(5,976)	222,795

Operating income	$1,034	$4,309	$424	$(135)	$5,632

Assets	$136,399	$160,738	$13,791	$47,679	$358,607
Investment in equity method investees	21,462	42	37	323	21,864
Depreciation expense	9,851	3,979	308	—	14,138
Capital expenditure	8,321	11,922	253	(157)	20,339

Geographic Information -

As of and for the year ended March 31, 2009:

	Yen in millions
	Japan	North America	Europe	Asia	Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	¥7,471,916	¥6,097,676	¥2,889,753	¥2,450,412	¥1,619,813	¥—	¥20,529,570
Inter-segment sales and transfers	4,714,821	125,238	123,375	268,917	263,087	(5,495,438)	—

Total	12,186,737	6,222,914	3,013,128	2,719,329	1,882,900	(5,495,438)	20,529,570
Operating expenses	12,424,268	6,613,106	3,156,361	2,543,269	1,795,252	(5,541,675)	20,990,581

Operating income (loss)	¥(237,531)	¥(390,192)	¥(143,233)	¥176,060	¥87,648	¥46,237	¥(461,011)

Assets	¥11,956,431	¥10,685,466	¥2,324,528	¥1,547,890	¥1,446,505	¥1,101,217	¥29,062,037
Long-lived assets	3,658,719	2,726,419	410,185	372,330	234,028	—	7,401,681

As of and for the year ended March 31, 2010:

	Yen in millions
	Japan	North America	Europe	Asia	Other	Inter-segment Elimination/ Unallocated Amount	Consolidated

Net revenues
Sales to external customers	¥7,314,813	¥5,583,228	¥2,082,671	¥2,431,648	¥1,538,613	¥—	¥18,950,973
Inter-segment sales and transfers	3,905,490	87,298	64,378	223,679	135,248	(4,416,093)	—

Total	11,220,303	5,670,526	2,147,049	2,655,327	1,673,861	(4,416,093)	18,950,973
Operating expenses	11,445,545	5,585,036	2,180,004	2,451,800	1,558,287	(4,417,215)	18,803,457

Operating income (loss)	¥(225,242)	¥85,490	¥(32,955)	¥203,527	¥115,574	¥1,122	¥147,516

Assets	¥12,465,677	¥10,223,903	¥2,060,962	¥1,925,126	¥1,803,703	¥1,869,916	¥30,349,287
Long-lived assets	3,347,896	2,401,172	351,037	361,296	249,500	—	6,710,901

As of and for the year ended March 31, 2011:

	Yen in millions
	Japan	North America	Europe	Asia	Other	Inter-segment Elimination/ Unallocated Amount	Consolidated

Net revenues
Sales to external customers	¥6,966,929	¥5,327,809	¥1,920,416	¥3,138,112	¥1,640,422	¥—	¥18,993,688
Inter-segment sales and transfers	4,019,317	101,327	61,081	236,422	168,694	(4,586,841)	—

Total	10,986,246	5,429,136	1,981,497	3,374,534	1,809,116	(4,586,841)	18,993,688
Operating expenses	11,348,642	5,089,633	1,968,349	3,061,557	1,648,987	(4,591,759)	18,525,409

Operating income (loss)	¥(362,396)	¥339,503	¥13,148	¥312,977	¥160,129	¥4,918	¥468,279

Assets	¥11,285,864	¥9,910,828	¥1,931,231	¥2,138,499	¥2,044,379	¥2,507,365	¥29,818,166
Long-lived assets	3,123,042	2,276,332	305,627	344,304	259,855	—	6,309,160

	U.S. dollars in millions
	Japan	North America	Europe	Asia	Other	Inter-segment Elimination/ Unallocated Amount	Consolidated

Net revenues
Sales to external customers	$83,787	$64,075	$23,096	$37,740	$19,729	$—	$228,427
Inter-segment sales and transfers	48,339	1,218	734	2,844	2,028	(55,163)	—

Total	132,126	65,293	23,830	40,584	21,757	(55,163)	228,427
Operating expenses	136,484	61,210	23,672	36,820	19,831	(55,222)	222,795

Operating income (loss)	$(4,358)	$4,083	$158	$3,764	$1,926	$59	$5,632

Assets	$135,729	$119,192	$23,226	$25,719	$24,587	$30,154	$358,607
Long-lived assets	37,559	27,376	3,676	4,141	3,125	—	75,877

“Other” consists of Central and South America, Oceania and Africa.

Revenues are attributed to geographies based on the country location of the parent company or the subsidiary that transacted the sale with the external customer.

There are no any individually material countries with respect to revenues, operating expenses, operating income, assets and long-lived assets included in other foreign countries.

Unallocated amounts included in assets represent assets held for corporate purposes, which mainly consist of cash and cash equivalents and marketable securities. Such corporate assets were ¥3,225,901 million, ¥4,205,402 million and ¥4,613,672 million ( $55,486 million), as of March 31, 2009, 2010 and 2011, respectively.

Transfers between industries or geographic segments are made at amounts which Toyota’s management believes approximate arm’s-length transactions. In measuring the reportable segments’ income or losses, operating income consists of revenue less operating expenses.

Overseas Revenues by destination -

The following information shows revenues that are attributed to countries based on location of customers, excluding customers in Japan. In addition to the disclosure requirements under U.S.GAAP, Toyota discloses this information in order to provide financial statement users with valuable information.

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2009	2010	2011	2011
North America	¥6,294,230	¥5,718,381	¥5,398,278	$64,922
Europe	2,861,351	2,023,280	1,793,932	21,575
Asia	2,530,352	2,641,471	3,280,384	39,451
Other	3,421,881	2,838,671	3,196,114	38,438

“Other” consists of Central and South America, Oceania, Africa and the Middle East, etc.

Certain financial statement data on non-financial services and financial services businesses -

The financial data below presents separately Toyota’s non-financial services and financial services businesses.

Balance sheets -

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2010	2011	2011
Non-Financial Services Businesses
Current assets
Cash and cash equivalents	¥1,338,821	¥1,300,553	$15,641
Marketable securities	1,783,629	1,036,555	12,466
Trade accounts and notes receivable, less allowance for doubtful accounts	1,908,884	1,483,551	17,842
Inventories	1,422,373	1,304,128	15,684
Prepaid expenses and other current assets	1,793,622	1,383,616	16,640

Total current assets	8,247,329	6,508,403	78,273

Investments and other assets	4,549,658	5,825,966	70,065
Property, plant and equipment	4,996,321	4,608,309	55,422

Total Non-Financial Services Businesses assets	17,793,308	16,942,678	203,760

Financial Services Businesses
Current assets
Cash and cash equivalents	526,925	780,156	9,383
Marketable securities	9,536	188,880	2,272
Finance receivables, net	4,209,496	4,136,805	49,751
Prepaid expenses and other current assets	653,798	636,249	7,651

Total current assets	5,399,755	5,742,090	69,057

Noncurrent finance receivables, net	5,630,680	5,556,746	66,828
Investments and other assets	529,938	365,707	4,398
Property, plant and equipment	1,714,580	1,700,851	20,455

Total Financial Services Businesses assets	13,274,953	13,365,394	160,738

Eliminations	(718,974)	(489,906)	(5,891)

Total assets	¥30,349,287	¥29,818,166	$358,607

Assets in the non-financial services include unallocated corporate assets.

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2010	2011	2011
Non-Financial Services Businesses
Current liabilities
Short-term borrowings	¥575,890	¥478,646	$5,756
Current portion of long-term debt	289,447	243,817	2,932
Accounts payable	1,954,147	1,497,253	18,007
Accrued expenses	1,627,228	1,666,748	20,045
Income taxes payable	140,210	104,392	1,256
Other current liabilities	931,727	1,024,662	12,323

Total current liabilities	5,518,649	5,015,518	60,319

Long-term liabilities
Long-term debt	1,095,270	839,611	10,097
Accrued pension and severance costs	672,905	660,918	7,949
Other long-term liabilities	604,903	554,402	6,667

Total long-term liabilities	2,373,078	2,054,931	24,713

Total Non-Financial Services Businesses liabilities	7,891,727	7,070,449	85,032

Financial Services Businesses
Current liabilities
Short-term borrowings	3,118,938	2,986,700	35,919
Current portion of long-term debt	1,968,908	2,541,479	30,565
Accounts payable	13,063	19,472	234
Accrued expenses	113,559	110,348	1,327
Income taxes payable	13,177	9,555	115
Other current liabilities	519,011	538,026	6,471

Total current liabilities	5,746,656	6,205,580	74,631

Long-term liabilities
Long-term debt	6,060,349	5,669,456	68,184
Accrued pension and severance costs	5,772	7,104	85
Other long-term liabilities	433,641	435,508	5,238

Total long-term liabilities	6,499,762	6,112,068	73,507

Total Financial Services Businesses liabilities	12,246,418	12,317,648	148,138

Eliminations	(719,301)	(489,955)	(5,892)

Total liabilities	19,418,844	18,898,142	227,278

Total Toyota Motor Corporation shareholders’ equity	10,359,723	10,332,371	124,262

Noncontrolling interest	570,720	587,653	7,067

Total shareholders’ equity	10,930,443	10,920,024	131,329

Total liabilities and shareholders’ equity	¥30,349,287	¥29,818,166	$358,607

Statements of income -

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2009	2010	2011	2011
Non-Financial Services Businesses
Net revenues	¥19,182,161	¥17,732,143	¥17,826,986	$214,395

Costs and expenses
Cost of revenues	17,470,791	15,973,442	15,986,741	192,264
Selling, general and administrative	2,097,674	1,854,710	1,723,071	20,722

Total costs and expenses	19,568,465	17,828,152	17,709,812	212,986

Operating income (loss)	(386,304)	(96,009)	117,174	1,409

Other income (expense), net	(71,925)	144,625	88,840	1,069

Income (loss) before income taxes and equity in earnings of affiliated companies	(458,229)	48,616	206,014	2,478

Provision for income taxes	(10,152)	42,342	178,795	2,150
Equity in earnings of affiliated companies	53,226	109,944	214,229	2,576

Net income (loss)	(394,851)	116,218	241,448	2,904

Less: Net (income) loss attributable to the noncontrolling interest	26,282	(32,103)	(54,055)	(650)

Net income (loss) attributable to Toyota Motor Corporation- Non-Financial Services Businesses	(368,569)	84,115	187,393	2,254

Financial Services Businesses
Net revenues	1,377,548	1,245,407	1,192,205	14,338

Costs and expenses
Cost of revenues	994,191	716,997	636,374	7,653
Selling, general and administrative	455,304	281,483	197,551	2,376

Total costs and expenses	1,449,495	998,480	833,925	10,029

Operating income (loss)	(71,947)	246,927	358,280	4,309

Other income (expense), net	(30,233)	(3,923)	1,349	16

Income (loss) before income taxes and equity in earnings of affiliated companies	(102,180)	243,004	359,629	4,325

Provision for income taxes	(46,298)	50,362	134,094	1,613
Equity in earnings (losses) of affiliated companies	(10,502)	(64,536)	787	10

Net income (loss)	(66,384)	128,106	226,322	2,722

Less: Net income attributable to the noncontrolling interest	(2,004)	(2,653)	(3,251)	(39)

Net income (loss) attributable to Toyota Motor Corporation - Financial Services Businesses	(68,388)	125,453	223,071	2,683

Eliminations	20	(112)	(2,281)	(28)

Net income (loss) attributable to Toyota Motor Corporation	¥(436,937)	¥209,456	¥408,183	$4,909

Statement of cash flows -

	Yen in millions			Yen in millions
	For the year ended March 31, 2009			For the year ended March 31, 2010
	Non-Financial Services Businesses	Financial Services Businesses	Consolidated	Non-Financial Services Businesses	Financial Services Businesses	Consolidated
Cash flows from operating activities
Net income (loss)	¥(394,851)	¥(66,384)	¥(461,215)	¥116,218	¥128,106	¥244,212
Adjustments to reconcile net income (loss) to net cash provided by operating activities
Depreciation	1,105,233	389,937	1,495,170	1,065,749	348,820	1,414,569
Provision for doubtful accounts and credit losses	(1,663)	259,096	257,433	1,905	98,870	100,775
Pension and severance costs, less payments	(21,428)	470	(20,958)	55	1,199	1,254
Losses on disposal of fixed assets	68,546	136	68,682	46,661	276	46,937
Unrealized losses on available-for-sale securities, net	220,920	—	220,920	2,486	—	2,486
Deferred income taxes	(132,127)	(62,871)	(194,990)	(14,183)	39,759	25,537
Equity in (earnings) losses of affiliated companies	(53,226)	10,502	(42,724)	(109,944)	64,536	(45,408)
Changes in operating assets and liabilities, and other	(223,101)	186,234	154,587	733,338	133,275	768,168

Net cash provided by operating activities	568,303	717,120	1,476,905	1,842,285	814,841	2,558,530

Cash flows from investing activities
Additions to finance receivables	—	(14,230,272)	(8,612,111)	—	(13,492,119)	(7,806,201)
Collection of and proceeds from sales of finance receivables	—	13,959,045	8,155,094	—	13,107,531	7,517,968
Additions to fixed assets excluding equipment leased to others	(1,358,518)	(6,064)	(1,364,582)	(599,154)	(5,382)	(604,536)
Additions to equipment leased to others	(82,411)	(877,904)	(960,315)	(64,345)	(768,720)	(833,065)
Proceeds from sales of fixed assets excluding equipment leased to others	41,285	6,101	47,386	46,070	6,403	52,473
Proceeds from sales of equipment leased to others	55,896	472,853	528,749	36,668	428,424	465,092
Purchases of marketable securities and security investments	(418,342)	(217,688)	(636,030)	(2,310,912)	(101,270)	(2,412,182)
Proceeds from sales of and maturity of marketable securities and security investments	1,295,561	180,316	1,475,877	1,012,781	95,960	1,108,741
Payment for additional investments in affiliated companies, net of cash acquired	(45)	—	(45)	(1,020)	—	(1,020)
Changes in investments and other assets, and other	129,834	(2,091)	135,757	(259,089)	102,497	(337,454)

Net cash used in investing activities	(336,740)	(715,704)	(1,230,220)	(2,139,001)	(626,676)	(2,850,184)

Cash flows from financing activities
Proceeds from issuance of long-term debt	545,981	3,030,029	3,506,990	492,300	2,733,465	3,178,310
Payments of long-term debt	(150,097)	(2,580,637)	(2,704,078)	(77,033)	(2,926,308)	(2,938,202)
Increase (decrease) in short-term borrowings	138,387	239,462	406,507	(249,238)	(251,544)	(335,363)
Dividends paid	(439,991)	—	(439,991)	(172,476)	—	(172,476)
Purchase of common stock, and other	(70,587)	—	(70,587)	(10,251)	—	(10,251)

Net cash provided by (used in) financing activities	23,693	688,854	698,841	(16,698)	(444,387)	(277,982)

Effect of exchange rate changes on cash and cash equivalents	(80,214)	(49,579)	(129,793)	4,092	(12,990)	(8,898)

Net increase (decrease) in cash and cash equivalents	175,042	640,691	815,733	(309,322)	(269,212)	(578,534)
Cash and cash equivalents at beginning of year	1,473,101	155,446	1,628,547	1,648,143	796,137	2,444,280

Cash and cash equivalents at end of year	¥1,648,143	¥796,137	¥2,444,280	¥1,338,821	¥526,925	¥1,865,746

	Yen in millions			U.S. dollars in millions
	For the year ended March 31, 2011			For the year ended March 31, 2011
	Non-Financial Services Businesses	Financial Services Businesses	Consolidated	Non-Financial Services Businesses	Financial Services Businesses	Consolidated
Cash flows from operating activities
Net income	¥241,448	¥226,322	¥465,485	$2,904	$2,722	$5,598
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	844,708	330,865	1,175,573	10,159	3,979	14,138
Provision for doubtful accounts and credit losses	1,806	2,334	4,140	22	28	50
Pension and severance costs, less payments	(24,867)	1,453	(23,414)	(299)	17	(282)
Losses on disposal of fixed assets	36,076	138	36,214	434	2	436
Unrealized losses on available-for-sale securities, net	7,915	—	7,915	95	—	95
Deferred income taxes	(17,258)	103,035	85,710	(208)	1,239	1,031
Equity in earnings of affiliated companies	(214,229)	(787)	(215,016)	(2,576)	(10)	(2,586)
Changes in operating assets and liabilities, and other	591,378	(106,416)	487,402	7,112	(1,279)	5,862

Net cash provided by operating activities	1,466,977	556,944	2,024,009	17,643	6,698	24,342

Cash flows from investing activities
Additions to finance receivables	—	(14,323,261)	(8,438,785)	—	(172,258)	(101,488)
Collection of and proceeds from sales of finance receivables	—	13,887,751	8,003,940	—	167,020	96,259
Additions to fixed assets excluding equipment leased to others	(621,302)	(8,024)	(629,326)	(7,472)	(97)	(7,569)
Additions to equipment leased to others	(78,559)	(983,306)	(1,061,865)	(945)	(11,825)	(12,770)
Proceeds from sales of fixed assets excluding equipment leased to others	50,742	600	51,342	611	7	618
Proceeds from sales of equipment leased to others	17,700	468,995	486,695	213	5,640	5,853
Purchases of marketable securities and security investments	(4,063,499)	(358,308)	(4,421,807)	(48,870)	(4,309)	(53,179)
Proceeds from sales of and maturity of marketable securities and security investments	3,423,618	292,538	3,716,156	41,174	3,518	44,692
Payment for additional investments in affiliated companies, net of cash acquired	(299)	—	(299)	(4)	—	(4)
Changes in investments and other assets, and other	394,479	18,303	177,605	4,744	221	2,136

Net cash used in investing activities	(877,120)	(1,004,712)	(2,116,344)	(10,549)	(12,083)	(25,452)

Cash flows from financing activities
Proceeds from issuance of long-term debt	15,318	2,934,588	2,931,436	184	35,293	35,255
Payments of long-term debt	(309,862)	(2,306,139)	(2,489,632)	(3,727)	(27,735)	(29,942)
Increase (decrease) in short-term borrowings	(86,884)	122,619	162,260	(1,045)	1,475	1,951
Dividends paid	(141,120)	—	(141,120)	(1,697)	—	(1,697)
Purchase of common stock, and other	(28,617)	—	(28,617)	(344)	—	(344)

Net cash provided by (used in) financing activities	(551,165)	751,068	434,327	(6,629)	9,033	5,223

Effect of exchange rate changes on cash and cash equivalents	(76,960)	(50,069)	(127,029)	(926)	(602)	(1,528)

Net increase (decrease) in cash and cash equivalents	(38,268)	253,231	214,963	(461)	3,046	2,585
Cash and cash equivalents at beginning of year	1,338,821	526,925	1,865,746	16,102	6,337	22,439

Cash and cash equivalents at end of year	¥1,300,553	¥780,156	¥2,080,709	$15,641	$9,383	$25,024

Per share amounts	12 Months Ended
Mar. 31, 2011
Per share amounts

25. Per share amounts:

Reconciliations of the differences between basic and diluted net income (loss) attributable to Toyota Motor Corporation per share for the years ended March 31, 2009, 2010 and 2011 are as follows:

	Yen in millions	Thousands of shares	Yen	U.S. dollars in millions	U.S. dollars
	Net income (loss) attributable to Toyota Motor Corporation	Weighted- average shares	Net income (loss) attributable to Toyota Motor Corporation per share	Net income attributable to Toyota Motor Corporation	Net income attributable to Toyota Motor Corporation per share
For the year ended March 31, 2009
Basic net loss attributable to Toyota Motor Corporation per common share	¥(436,937)	3,140,417	¥(139.13)
Effect of dilutive securities
Assumed exercise of dilutive stock options	(0)	—

Diluted net loss attributable to Toyota Motor Corporation per common share	¥(436,937)	3,140,417	¥(139.13)

For the year ended March 31, 2010
Basic net income attributable to Toyota Motor Corporation per common share	¥209,456	3,135,986	¥66.79
Effect of dilutive securities
Assumed exercise of dilutive stock options	—	12

Diluted net income attributable to Toyota Motor Corporation per common share	¥209,456	3,135,998	¥66.79

For the year ended March 31, 2011
Basic net income attributable to Toyota Motor Corporation per common share	¥408,183	3,135,881	¥130.17	$4,909	$1.57
Effect of dilutive securities
Assumed exercise of dilutive stock options	(0)	34		(0)

Diluted net income attributable to Toyota Motor Corporation per common share	¥408,183	3,135,915	¥130.16	$4,909	$1.57

Assumed exercise of certain stock options was not included in the computation of diluted net loss attributable to Toyota Motor Corporation per share for the year ended March 31, 2009 because it had an antidilutive effect due to the net loss attributable to Toyota Motor Corporation for the period.

Certain stock options were not included in the computation of diluted net income attributable to Toyota Motor Corporation per share for the years ended March 31, 2010 and 2011 because the options’ exercise prices were greater than the average market price per common share during the period.

In addition to the disclosure requirements under U.S.GAAP, Toyota discloses the information below in order to provide financial statement users with valuable information.

The following table shows Toyota Motor Corporation shareholders’ equity per share as of March 31, 2010 and 2011. Toyota Motor Corporation shareholders’ equity per share amounts are calculated by dividing Toyota Motor Corporation shareholders’ equities’ amount at the end of each period by the number of shares issued and outstanding, excluding treasury stock at the end of the corresponding period.

	Yen in millions	Thousands of shares	Yen	U.S. dollars in millions	U.S. dollars
	Toyota Motor Corporation Shareholders’ equity	Shares issued and outstanding at the end of the year (excluding treasury stock)	Toyota Motor Corporation Shareholders’ equity per share	Toyota Motor Corporation Shareholders’ equity	Toyota Motor Corporation Shareholders’ equity per share
As of March 31, 2010	¥10,359,723	3,135,995	¥3,303.49
As of March 31, 2011	10,332,371	3,135,699	3,295.08	$124,262	$39.63

Fair value measurements	12 Months Ended
Mar. 31, 2011
Fair value measurements

26. Fair value measurements:

In accordance with U.S.GAAP, Toyota classifies fair value into three levels of input as follows which are used to measure it.

Level 1:	Quoted prices in active markets for identical assets or liabilities

Level 2:	Quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; inputs other than quoted prices that are observable for the assets or liabilities

Level 3:	Unobservable inputs for assets or liabilities

The following table summarizes the fair values of the assets and liabilities measured at fair value on a recurring basis at March 31, 2010 and 2011:

	Yen in millions
	March 31, 2010
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents	¥677,442	¥69,702	¥—	¥747,144
Time deposits	—	173,500	—	173,500
Marketable securities and other securities investments
Government bonds	2,654,829	—	—	2,654,829
Common stocks	852,775	—	—	852,775
Other	37,296	370,933	13,134	421,363
Derivative financial instruments	—	349,556	19,437	368,993

Total	¥4,222,342	¥963,691	¥32,571	¥5,218,604

Liabilities
Derivative financial instruments	¥—	¥(259,184)	¥(13,545)	¥(272,729)

Total	¥—	¥(259,184)	¥(13,545)	¥(272,729)

	Yen in millions
	March 31, 2011
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents	¥729,569	¥58,281	¥—	¥787,850
Time deposits	—	120,000	—	120,000
Marketable securities and other securities investments
Government bonds	3,127,170	—	—	3,127,170
Common stocks	960,229	—	—	960,229
Other	37,842	539,109	—	576,951
Derivative financial instruments	—	405,524	11,782	417,306

Total	¥4,854,810	¥1,122,914	¥11,782	¥5,989,506

Liabilities
Derivative financial instruments	¥—	¥(215,283)	¥(4,988)	¥(220,271)

Total	¥—	¥(215,283)	¥(4,988)	¥(220,271)

	U.S. dollars in millions
	March 31, 2011
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents	$8,774	$701	$—	$9,475
Time deposits	—	1,443	—	1,443
Marketable securities and other securities investments
Government bonds	37,609	—	—	37,609
Common stocks	11,548	—	—	11,548
Other	455	6,484	—	6,939
Derivative financial instruments	—	4,877	142	5,019

Total	$58,386	$13,505	$142	$72,033

Liabilities
Derivative financial instruments	$—	$(2,589)	$(60)	$(2,649)

Total	$—	$(2,589)	$(60)	$(2,649)

The following is description of the assets and liabilities measured at fair value, information about the valuation techniques used to measure fair value, key inputs and significant assumption:

Cash equivalents and time deposits -

Cash equivalents include money market funds and other investments with original maturities of three months or less. Time deposits include negotiable certificate of deposit with original maturities over three months. These are highly liquid investments, and quoted market prices are used to determine the fair value of these investments.

Marketable securities and other securities investments -

Marketable securities and other securities investments include government bonds, common stocks and other investments. Government bonds include 76% of Japanese government bonds, and 24% of U.S. and European government bonds as of March 31, 2010, and 77% of Japanese government bonds, and 23% of U.S. and European government bonds as of March 31, 2011. Listed stocks on the Japanese stock markets represent 88% and 86% of common stocks as of March 31, 2010 and 2011, respectively. Toyota uses quoted market prices for identical assets to measure fair value of these securities. “Other” includes primarily commercial paper. Generally, Toyota uses quoted market prices for similar assets or quoted non-active market prices for identical assets to measure fair value of these securities. As of March 31, 2010, marketable securities and other securities investments classified as Level 3 primarily included retained interests in securitized financial receivables, which are measured at fair value using assumptions such as interest rate, loss severity and other factors.

Derivative financial instruments -

See note 20 to the consolidated financial statements about derivative financial instruments. Toyota estimates the fair value of derivative financial instruments using industry-standard valuation models that require observable inputs including interest rates and foreign exchange rates, and the contractual terms. The usage of these models does not require significant judgment to be applied. In other certain cases when market data is not available, key inputs to the fair value measurement include quotes from counterparties, and other market data. Toyota assesses the reasonableness of changes of the quotes using observable market data. Toyota’s derivative fair value measurements consider assumptions about counterparty and our own non-performance risk, using such as credit default probabilities.

The following table summarizes the changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the periods ended March 31, 2009, 2010 and 2011:

	Yen in millions
	For the year ended March 31, 2009
	Marketable securities and other securities investments	Derivative financial instruments	Total
Balance at beginning of year	¥23,818	¥25,499	¥49,317
Total gains (losses)
Included in earnings	586	(38,538)	(37,952)
Included in other comprehensive income (loss)	(1,398)	—	(1,398)
Purchases, issuances and settlements	(1,665)	7,026	5,361
Other	(1,760)	279	(1,481)

Balance at end of year	¥19,581	¥(5,734)	¥13,847

	Yen in millions
	For the year ended March 31, 2010
	Marketable securities and other securities investments	Derivative financial instruments	Total
Balance at beginning of year	¥19,581	¥(5,734)	¥13,847
Total gains (losses)
Included in earnings	(641)	25,057	24,416
Included in other comprehensive income (loss)	(99)	—	(99)
Purchases, issuances and settlements	(6,376)	(13,582)	(19,958)
Other	669	151	820

Balance at end of year	¥13,134	¥5,892	¥19,026

	Yen in millions
	For the year ended March 31, 2011
	Marketable securities and other securities investments	Derivative financial instruments	Total
Balance at beginning of year	¥13,134	¥5,892	¥19,026
Total gains (losses)
Included in earnings	433	31,338	31,771
Included in other comprehensive income	779	—	779
Purchases, issuances and settlements	(810)	(8,381)	(9,191)
Other	(13,536)	(22,055)	(35,591)

Balance at end of year	¥—	¥6,794	¥6,794

	U.S. dollars in millions
	For the year ended March 31, 2011
	Marketable securities and other securities investments	Derivative financial instruments	Total
Balance at beginning of year	$158	$71	$229
Total gains (losses)
Included in earnings	5	377	382
Included in other comprehensive income	10	—	10
Purchases, issuances and settlements	(10)	(101)	(111)
Other	(163)	(265)	(428)

Balance at end of year	$—	$82	$82

In the reconciliation table above, derivative financial instruments are presented net of assets and liabilities. The other amount primarily includes the impact of currency translation adjustments for the years ended March 31, 2009 and 2010 and includes consolidated retained interests in securitized financial receivables of ¥(13,165) million ( $(158) million), certain derivative financial instruments transferred into Level 2 due to be measured at observable inputs of ¥(21,413) million ( $(258) million) and the impact of currency translation adjustments for the year ended March 31, 2011.

Certain assets and liabilities are measured at fair value on a nonrecurring basis. During the years ended March 31, 2010 and 2011, Toyota measured certain finance receivables at fair value of ¥13,343 million and ¥15,893 million ( $191 million) based on the collateral value, resulting in loss of ¥2,485 million and gain of ¥2,083 million ( $25 million). This fair value measurement on a nonrecurring basis was classified as level 3.

During the year ended March 31, 2010, Toyota measured certain investment in affiliated company at fair value of ¥119,821 million based on the quoted market price resulting in impairment loss of ¥63,575 million. This fair value measurement on a nonrecurring basis was classified as level 1.

Summary of significant accounting policies (Policies)	12 Months Ended
Mar. 31, 2011
Basis of consolidation and accounting for investments in affiliated companies

Basis of consolidation and accounting for investments in affiliated companies -

The consolidated financial statements include the accounts of the parent company and those of its majority-owned subsidiary companies. All significant intercompany transactions and accounts have been eliminated. Investments in affiliated companies in which Toyota exercises significant influence, but which it does not control, are stated at cost plus equity in undistributed earnings. Consolidated net income includes Toyota’s equity in current earnings of such companies, after elimination of unrealized intercompany profits. Investments in such companies are reduced to net realizable value if a decline in market value is determined other-than-temporary. Investments in non-public companies in which Toyota does not exercise significant influence (generally less than a 20% ownership interest) are stated at cost. The accounts of variable interest entities as defined by U.S.GAAP are included in the consolidated financial statements, if applicable.

Estimates

Estimates -

The preparation of Toyota’s consolidated financial statements in conformity with U.S.GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates. The more significant estimates include: product warranties, liabilities accrued for recalls and other safety measures, allowance for doubtful accounts and credit losses, residual values for leased assets, impairment of long-lived assets, pension costs and obligations, fair value of derivative financial instruments, other-than-temporary losses on marketable securities, litigation liabilities and valuation allowance for deferred tax assets.

Translation of foreign currencies

Translation of foreign currencies -

All asset and liability accounts of foreign subsidiaries and affiliates are translated into Japanese yen at appropriate year-end current exchange rates and all income and expense accounts of those subsidiaries are translated at the average exchange rates for each period. The foreign currency translation adjustments are included as a component of accumulated other comprehensive income.

Foreign currency receivables and payables are translated at appropriate year-end current exchange rates and the resulting transaction gains or losses are recorded in operations currently.

Revenue recognition

Revenue recognition -

Revenues from sales of vehicles and parts are generally recognized upon delivery which is considered to have occurred when the dealer has taken title to the product and the risk and reward of ownership have been substantively transferred, except as described below.

Toyota’s sales incentive programs principally consist of cash payments to dealers calculated based on vehicle volume or a model sold by a dealer during a certain period of time. Toyota accrues these incentives as revenue reductions upon the sale of a vehicle corresponding to the program by the amount determined in the related incentive program.

Revenues from the sales of vehicles under which Toyota conditionally guarantees the minimum resale value are recognized on a pro rata basis from the date of sale to the first exercise date of the guarantee in a manner similar to operating lease accounting. The underlying vehicles of these transactions are recorded as assets and are depreciated in accordance with Toyota’s depreciation policy.

Revenues from retail financing contracts and finance leases are recognized using the effective yield method. Revenues from operating leases are recognized on a straight-line basis over the lease term.

The sale of certain vehicles includes a determinable amount for the contract, which entitles customers to free vehicle maintenance. Such revenues from free maintenance contracts are deferred and recognized as revenue over the period of the contract, which approximates the pattern of the related costs.

Other costs

Other costs -

Advertising and sales promotion costs are expensed as incurred. Advertising costs were ¥389,242 million, ¥304,375 million and ¥308,903 million ( $3,715 million) for the years ended March 31, 2009, 2010 and 2011, respectively.

Toyota generally warrants its products against certain manufacturing and other defects. Provisions for product warranties are provided for specific periods of time and/or usage of the product and vary depending upon the nature of the product, the geographic location of the sale and other factors. Toyota records a provision for estimated product warranty costs at the time the related sale is recognized based on estimates that Toyota will incur to repair or replace product parts that fail while under warranty. The amount of accrued estimated warranty costs is primarily based on historical experience as to product failures as well as current information on repair costs. The amount of warranty costs accrued also contains an estimate of warranty claim recoveries to be received from suppliers.

In addition to product warranties above, Toyota accrues for costs of recalls and other safety measures based on management’s estimates when it is probable a liability has been incurred and the amount of loss can be reasonably estimated. Prior to the fourth quarter of fiscal 2010, amounts were accrued based on individual occurrences of recalls and other safety measures. During the fourth quarter of fiscal 2010, as a result of significant changes in facts and circumstances, Toyota has employed an estimation model, to accrue at the time of vehicle sale, an amount that represents management’s best estimate of expenses related to future recalls and other safety measures. The estimation model for recalls and other safety measures takes into account Toyota’s historical experience and individual occurrences of recalls and other safety measures. This change resulted from Toyota’s fiscal 2010 experience with recalls and other safety measures changes in the operating processes such as the establishment of the Special Committee for Global Quality to address quality-related matters, as well as the broadening of the number of vehicles subject to recalls and other safety measures.

Litigation liabilities are established to cover probable losses on various lawsuits based on the information currently available. Attorneys’ fees are expensed as incurred.

Research and development costs are expensed as incurred. Research and development costs were ¥904,075 million, ¥725,345 million and ¥730,340 million ( $8,783 million) for the years ended March 31, 2009, 2010 and 2011, respectively.

Cash and cash equivalents

Cash and cash equivalents -

Cash and cash equivalents include all highly liquid investments with original maturities of three months or less, that are readily convertible to known amounts of cash and are so near maturity that they present insignificant risk of changes in value because of changes in interest rates.

Marketable securities

Marketable securities -

Marketable securities consist of debt and equity securities. Debt and equity securities designated as available-for-sale are carried at fair value with unrealized gains or losses included as a component of accumulated other comprehensive income in shareholders’ equity, net of applicable taxes. Individual securities classified as available-for-sale are reduced to net realizable value for other-than-temporary declines in market value. In determining if a decline in value is other-than-temporary, Toyota considers the length of time and the extent to which the fair value has been less than the carrying value, the financial condition and prospects of the company and Toyota’s ability and intent to retain its investment in the company for a period of time sufficient to allow for any anticipated recovery in market value. Realized gains and losses, which are determined on the average-cost method, are reflected in the statement of income when realized.

Security investments in non-public companies

Security investments in non-public companies -

Security investments in non-public companies are carried at cost as fair value is not readily determinable. If the value of a non-public security investment is estimated to have declined and such decline is judged to be other-than-temporary, Toyota recognizes the impairment of the investment and the carrying value is reduced to its fair value. Determination of impairment is based on the consideration of such factors as operating results, business plans and estimated future cash flows. Fair value is determined principally through the use of the latest financial information.

Finance receivables

Finance receivables -

Finance receivables are recorded at the present value of the related future cash flows including residual values for finance leases. Incremental direct costs incurred in connection with the acquisition of finance receivables are capitalized and amortized so as to approximate a level rate of return over the term of the related contracts.

The determination of portfolio segments is based primarily on the qualitative consideration of the nature of Toyota’s business operations and finance receivables. The three portfolio segments within finance receivables are as follows:

Retail receivables portfolio segment -

The retail receivables portfolio segment consists of retail installment sales contracts acquired mainly from dealers (“auto loans”) including credit card loans. These contracts acquired must first meet specified credit standards. Thereafter, Toyota retains responsibility for contract collection and administration.

Contract period of auto loans primarily range from 2 to 7 years. Toyota acquires security interests in the vehicles financed and has the right to repossess vehicles if customers fail to meet their contractual obligations. Almost all auto loans are non-recourse, which relieves the dealers from financial responsibility in the event of repossession.

Toyota classifies retail receivables portfolio segment into one class based on common risk characteristics associated with the underlying finance receivables, the similarity of the credit risks, and the quantitative materiality.

Finance lease receivables portfolio segment -

Toyota acquires new vehicle lease contracts originated primarily through dealers. Contract period of these primarily range from 2 to 5 years. Lease contracts acquired must first meet specified credit standards after which Toyota assumes ownership of the leased vehicle. Toyota is responsible for contract collection and administration during the lease period.

Toyota is generally permitted to take possession of the vehicle upon a default by the lessee. The residual value is estimated at the time the vehicle is first leased. Vehicles returned to Toyota at the end of their leases are sold by auction.

Toyota classifies finance lease receivables portfolio segment into one class based on common risk characteristics associated with the underlying finance receivables and the similarity of the credit risks.

Wholesale and other dealer loan receivables portfolio segment -

Toyota provides wholesale financing to qualified dealers to finance inventories. Toyota acquires security interests in vehicles financed at wholesale. In cases where additional security interests would be required, Toyota takes dealership assets or personal assets, or both, as additional security. If a dealer defaults, Toyota has the right to liquidate any assets acquired and seek legal remedies.

Toyota also makes term loans to dealers for business acquisitions, facilities refurbishment, real estate purchases and working capital requirements. These loans are typically secured with liens on real estate, other dealership assets and/or personal assets of the dealers.

Toyota classifies wholesale and other dealer loan receivables portfolio segment into three classes of wholesale, real estate and working capital, based on the risk characteristics associated with the underlying finance receivables.

Impaired finance receivables primarily consist of wholesale and other dealer loan receivables.

For all classes of finance receivables within the wholesale and other dealer loan receivables portfolio segment, a receivable account balance is considered impaired when it is probable that Toyota will be unable to collect all amounts due (including principal and interest) based on current information and events according to the terms of the contract. Factors such as payment history, compliance with terms and conditions of the underlying loan agreement and other subjective factors related to the financial stability of the borrower are considered when determining whether a loan is impaired. Impaired finance receivables include certain nonaccrual receivables for which a specific reserve has been assessed. Impaired receivables are excluded from the loan risk pool used to determine general reserves.

All classes of wholesale and other dealer loan receivables portfolio segment are placed on nonaccrual status when full payment of principal or interest is in doubt, principal or interest is 90 days or more contractually past due, whichever occurs first. Collateral dependent loans are placed on nonaccrual status if collateral is insufficient to cover principal and interest. Interest accrued but not collected at the date a receivable is placed on nonaccrual status is reversed against interest income. In addition, the amortization of net deferred fees is suspended.

Interest income on nonaccrual receivables is recognized only to the extent it is received in cash. Accounts are restored to accrual status only when interest and principal payments are brought current and future payments are reasonably assured. Receivable balances are written-off against the allowance for credit losses when it is probable that a loss has been realized. Retail receivables class and finance lease receivables class are not placed mainly on nonaccrual status when principal or interest is 90 days or more past due. However, these receivables are written-off against the allowance for credit losses when payments due are no longer expected to be received or the account is 120 days contractually past due, whichever occurs first.

As of March 31, 2010, finance receivables on nonaccrual status were ¥26,599 million.

As of March 31, 2011, finance receivables on nonaccrual status were as follows:

	Yen in millions	U.S. dollars in millions
	March 31,	March 31,
	2011	2011
Retail	¥2,633	$32
Finance leases	1,136	14
Wholesale	6,722	81
Real estate	14,437	173
Working capital	272	3

	¥25,200	$303

As of March 31, 2010, finance receivables past due over 90 days and still accruing were ¥38,150 million.

As of March 31, 2011, finance receivables past due over 90 days and still accruing were as follows:

	Yen in millions	U.S. dollars in millions
	March 31,	March 31,
	2011	2011
Retail	¥23,734	$285
Finance leases	4,484	54

	¥28,218	$339

Allowance for credit losses

Allowance for credit losses -

Allowance for credit losses is established to cover probable losses on finance receivables and vehicles and equipment on operating leases, resulting from the inability of customers to make required payments.

Provision for credit losses is included in selling, general and administrative expenses. The allowance for credit losses is based on a systematic, ongoing review and evaluation performed as part of the credit-risk evaluation process, historical loss experience, the size and composition of the portfolios, current economic events and conditions, the estimated fair value and adequacy of collateral and other pertinent factors. Vehicles and equipment on operating leases are not within the scope of accounting guidance governing the disclosure of portfolio segments.

Retail receivables portfolio segment -

Toyota calculates allowance for credit losses to cover probable losses on retail receivables by applying reserve rates to such receivables. Reserve rates are calculated mainly by historical loss experience, current economic events and conditions and other pertinent factors.

Finance lease receivables portfolio segment -

Toyota calculates allowance for credit losses to cover probable losses on finance lease receivables by applying reserve rates to such receivables. Reserve rates are calculated mainly by historical loss experience, current economic events and conditions and other pertinent factors such as used car markets.

Wholesale and other dealer loan receivables portfolio segment -

Toyota calculates allowance for credit losses to cover probable losses on wholesale and other dealer loan receivables by applying reserve rates to such receivables. Reserve rates are calculated mainly by financial conditions of the dealers, terms of collateral setting, current economic events and conditions and other pertinent factors.

Toyota establishes specific reserves to cover the estimated losses on individually impaired receivables within the wholesale and other dealer loan receivables portfolio segment. Specific reserves on impaired receivables are determined by the present value of expected future cash flows or the fair value of collateral when it is probable that such receivables will be unable to be fully collected. The fair value of the underlying collateral is used if the receivable is collateral-dependent. The receivable is determined collateral-dependent if the repayment of the loan is expected to be provided by the underlying collateral. For the receivables in which the fair value of the underlying collateral was in excess of the outstanding balance, no allowance was provided.

Specific reserves on impaired receivables within the wholesale and other dealer loan receivables portfolio segment are recorded by an increase to the allowance for credit losses based on the related measurement of impairment. Related collateral, if recoverable, is repossessed and sold and the account balance is written-off.

Any shortfall between proceeds received and the carrying cost of repossessed collateral is charged to the allowance. Recoveries are reversed from the allowance for credit losses.

Allowance for residual value losses

Allowance for residual value losses -

Toyota is exposed to risk of loss on the disposition of off-lease vehicles to the extent that sales proceeds are not sufficient to cover the carrying value of the leased asset at lease termination. Toyota maintains an allowance to cover probable estimated losses related to unguaranteed residual values on its owned portfolio. The allowance is evaluated considering projected vehicle return rates and projected loss severity. Factors considered in the determination of projected return rates and loss severity include historical and market information on used vehicle sales, trends in lease returns and new car markets, and general economic conditions. Management evaluates the foregoing factors, develops several potential loss scenarios, and reviews allowance levels to determine whether reserves are considered adequate to cover the probable range of losses.

The allowance for residual value losses is maintained in amounts considered by Toyota to be appropriate in relation to the estimated losses on its owned portfolio. Upon disposal of the assets, the allowance for residual losses is adjusted for the difference between the net book value and the proceeds from sale.

Inventories

Inventories -

Inventories are valued at cost, not in excess of market, cost being determined on the “average-cost” basis, except for the cost of finished products carried by certain subsidiary companies which is determined on the “specific identification” basis or “last-in, first-out” (“LIFO”) basis. Inventories valued on the LIFO basis totaled ¥199,275 million and ¥151,183 million ( $1,818 million) at March 31, 2010 and 2011, respectively. Had the “first-in, first-out” basis been used for those companies using the LIFO basis, inventories would have been ¥64,099 million and ¥57,943 million ( $697 million) higher than reported at March 31, 2010 and 2011, respectively.

Property, plant and equipment

Property, plant and equipment -

Property, plant and equipment are stated at cost. Major renewals and improvements are capitalized; minor replacements, maintenance and repairs are charged to current operations. Depreciation of property, plant and equipment is mainly computed on the declining-balance method for the parent company and Japanese subsidiaries and on the straight-line method for foreign subsidiary companies at rates based on estimated useful lives of the respective assets according to general class, type of construction and use. The estimated useful lives range from 2 to 65 years for buildings and from 2 to 20 years for machinery and equipment.

Vehicles and equipment on operating leases to third parties are originated by dealers and acquired by certain consolidated subsidiaries. Such subsidiaries are also the lessors of certain property that they acquire directly. Vehicles and equipment on operating leases are depreciated primarily on a straight-line method over the lease term, generally from 2 to 5 years, to the estimated residual value. Incremental direct costs incurred in connection with the acquisition of operating lease contracts are capitalized and amortized on a straight-line method over the lease term.

Long-lived assets

Long-lived assets -

Toyota reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset group may not be recoverable. An impairment loss would be recognized when the carrying amount of an asset group exceeds the estimated undiscounted cash flows expected to result from the use of the asset and its eventual disposition. The amount of the impairment loss to be recorded is calculated by the excess of the carrying value of the asset group over its fair value. Fair value is determined mainly using a discounted cash flow valuation method.

Goodwill and intangible assets

Goodwill and intangible assets -

Goodwill is not material to Toyota’s consolidated balance sheets.

Intangible assets consist mainly of software. Intangible assets with a definite life are amortized on a straight-line basis with estimated useful lives mainly of 5 years. Intangible assets with an indefinite life are tested for impairment whenever events or circumstances indicate that a carrying amount of an asset (asset group) may not be recoverable.

An impairment loss would be recognized when the carrying amount of an asset exceeds the estimated undiscounted cash flows used in determining the fair value of the asset. The amount of the impairment loss to be recorded is generally determined by the difference between the fair value of the asset using a discounted cash flow valuation method and the current book value.

Employee benefit obligations

Employee benefit obligations -

Toyota has both defined benefit and defined contribution plans for employees’ retirement benefits. Retirement benefit obligations are measured by actuarial calculations in accordance with U.S.GAAP. The funded status of the defined benefit postretirement plans is recognized on the consolidated balance sheets as prepaid pension and severance costs or accrued pension and severance costs, and the funded status change is recognized in the year in which it occurs through other comprehensive income.

Environmental matters

Environmental matters -

Environmental expenditures relating to current operations are expensed or capitalized as appropriate. Expenditures relating to existing conditions caused by past operations, which do not contribute to current or future revenues, are expensed. Liabilities for remediation costs are recorded when they are probable and reasonably estimable, generally no later than the completion of feasibility studies or Toyota’s commitment to a plan of action. The cost of each environmental liability is estimated by using current technology available and various engineering, financial and legal specialists within Toyota based on current law. Such liabilities do not reflect any offset for possible recoveries from insurance companies and are not discounted. There were no material changes in these liabilities for all periods presented.

Income taxes

Income taxes -

The provision for income taxes is computed based on the pretax income included in the consolidated statement of income. The asset and liability approach is used to recognize deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts and the tax bases of assets and liabilities. Valuation allowances are recorded to reduce deferred tax assets when it is more likely than not that a tax benefit will not be realized.

Derivative financial instruments

Derivative financial instruments -

Toyota employs derivative financial instruments, including forward foreign currency exchange contracts, foreign currency options, interest rate swaps, interest rate currency swap agreements and interest rate options to manage its exposure to fluctuations in interest rates and foreign currency exchange rates. Toyota does not use derivatives for speculation or trading purposes. Changes in the fair value of derivatives are recorded each period in current earnings or through other comprehensive income, depending on whether a derivative is designated as part of a hedge transaction and the type of hedge transaction. The ineffective portion of all hedges is recognized currently in operations.

Net income attributable to Toyota Motor Corporation per share

Net income attributable to Toyota Motor Corporation per share -

Basic net income attributable to Toyota Motor Corporation per common share is calculated by dividing net income attributable to Toyota Motor Corporation by the weighted-average number of shares outstanding during the reported period. The calculation of diluted net income attributable to Toyota Motor Corporation per common share is similar to the calculation of basic net income attributable to Toyota Motor Corporation per share, except that the weighted-average number of shares outstanding includes the additional dilution from the assumed exercise of dilutive stock options.

Stock-based compensation	Stock-based compensation - Toyota measures compensation expense for its stock-based compensation plan based on the grant-date fair value of the award, and accounts for the award.
Other comprehensive income

Other comprehensive income -

Other comprehensive income refers to revenues, expenses, gains and losses that, under U.S.GAAP are included in comprehensive income, but are excluded from net income as these amounts are recorded directly as an adjustment to shareholders’ equity. Toyota’s other comprehensive income is primarily comprised of unrealized gains/losses on marketable securities designated as available-for-sale, foreign currency translation adjustments and adjustments attributed to pension liabilities or minimum pension liabilities associated with Toyota’s defined benefit pension plans.

Accounting changes

Accounting changes -

In June 2009, FASB issued updated guidance of accounting for and disclosure of transfers and servicing. This guidance eliminates the concept of a qualifying special-purpose entity, changes the requirements for derecognizing financial assets, and requires additional disclosures about transfers of financial assets. Toyota adopted this guidance from the fiscal year ended March 31, 2011. The adoption of this guidance did not have a material impact on Toyota’s consolidated financial statements.

In June 2009, FASB issued updated guidance of accounting for and disclosure of consolidation. This guidance changes how a company determines when a variable interest entity should be consolidated. Toyota adopted this guidance from the fiscal year ended March 31, 2011. The adoption of this guidance did not have a material impact on Toyota’s consolidated financial statements.

In July 2010, FASB issued updated disclosure guidance on receivables. This guidance requires additional disclosures about the credit quality of financing receivables and the allowance for credit losses. Toyota adopted this guidance from the fiscal year ended March 31, 2011. The adoption of this guidance did not have a material impact on Toyota’s consolidated financial statements. For a further discussion of additional disclosures by adoption of this guidance, please see notes 7 and 11 to Toyota’s consolidated financial statements.

Recent pronouncements to be adopted in future periods

Recent pronouncements to be adopted in future periods -

In October 2009, FASB issued updated guidance of accounting for and disclosure of Revenue Recognition with Multiple Deliverables. This guidance allows the use of estimated selling price for determining the selling price of deliverables, eliminates the residual method of allocation and expands the disclosures related to a vendor’s multiple-deliverable revenue arrangements. This guidance is effective prospectively for revenue arrangements entered into or materially modified in fiscal year beginning on or after June 15, 2010. Management does not expect this guidance to have a material impact on Toyota’s consolidated financial statements.

In April 2011, FASB issued updated guidance to clarify the accounting for and disclosures about troubled debt restructurings by creditors. This guidance provides the criteria as to whether a loan modification constitutes a troubled debt restructuring and requires additional disclosures about troubled debt restructurings. This guidance is effective for the interim period or the fiscal year beginning on or after June 15, 2011, and shall be applied retrospectively to the beginning of the fiscal year of adoption. Management does not expect this guidance to have a material impact on Toyota’s consolidated financial statements.

Reclassifications	Reclassifications - Certain prior year amounts have been reclassified to conform to the presentations as of and for the year ended March 31, 2011.

Summary of significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2011
Finance Receivables on Nonaccrual Status

As of March 31, 2011, finance receivables on nonaccrual status were as follows:

	Yen in millions	U.S. dollars in millions
	March 31,	March 31,
	2011	2011
Retail	¥2,633	$32
Finance leases	1,136	14
Wholesale	6,722	81
Real estate	14,437	173
Working capital	272	3

	¥25,200	$303

Finance Receivables Past Due Over 90 Days and Still Accruing

As of March 31, 2011, finance receivables past due over 90 days and still accruing were as follows:

	Yen in millions	U.S. dollars in millions
	March 31,	March 31,
	2011	2011
Retail	¥23,734	$285
Finance leases	4,484	54

	¥28,218	$339

Marketable securities and other securities investments (Tables)	12 Months Ended
Mar. 31, 2011
Aggregate Cost, Gross Unrealized Gains and Losses and Fair Value of Marketable Securities and Other securities Investments the aggregate cost, gross unrealized gains and losses and fair value are as follows:

	Yen in millions
	March 31, 2010
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale
Government bonds	¥2,695,248	¥24,228	¥64,647	¥2,654,829
Common stocks	555,526	369,670	72,421	852,775
Other	403,776	17,588	1	421,363

Total	¥3,654,550	¥411,486	¥137,069	¥3,928,967

Securities not practicable to determine fair value
Common stocks	¥95,304
Other	25,173

Total	¥120,477

	Yen in millions
	March 31, 2011
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale
Government bonds	¥3,174,236	¥21,712	¥68,778	¥3,127,170
Common stocks	670,405	398,140	108,316	960,229
Other	561,387	15,940	376	576,951

Total	¥4,406,028	¥435,792	¥177,470	¥4,664,350

Securities not practicable to determine fair value
Common stocks	¥109,203
Other	23,069

Total	¥132,272

	U.S. dollars in millions
	March 31, 2011
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale
Government bonds	$38,175	$261	$827	$37,609
Common stocks	8,063	4,788	1,303	11,548
Other	6,751	192	4	6,939

Total	$52,989	$5,241	$2,134	$56,096

Securities not practicable to determine fair value
Common stocks	$1,313
Other	278

Total	$1,591

Finance receivables (Tables)	12 Months Ended
Mar. 31, 2011
Finance Receivables

7. Finance receivables:

Finance receivables consist of the following:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2010	2011	2011
Retail	¥7,162,082	¥7,128,453	$85,730
Finance leases	1,232,508	1,123,188	13,508
Wholesale and other dealer loans	2,051,301	1,990,557	23,939

	10,445,891	10,242,198	123,177
Deferred origination costs	109,747	104,391	1,256
Unearned income	(482,983)	(496,235)	(5,968)
Allowance for credit losses
Retail	(160,351)	(92,199)	(1,109)
Finance leases	(36,917)	(36,024)	(433)
Wholesale and other dealer loans	(35,211)	(28,580)	(344)

Total allowance for credit losses	(232,479)	(156,803)	(1,886)

Total finance receivables, net	9,840,176	9,693,551	116,579
Less - Current portion	(4,209,496)	(4,136,805)	(49,751)

Noncurrent finance receivables, net	¥5,630,680	¥5,556,746	$66,828

Summary of Contractual Maturities

The contractual maturities of retail receivables, the future minimum lease payments on finance leases and wholesale and other dealer loans at March 31, 2011 are summarized as follows:

	Yen in millions			U.S. dollars in millions
Years ending March 31,	Retail	Finance leases	Wholesale and other dealer loans	Retail	Finance leases	Wholesale and other dealer loans
2012	¥2,429,001	¥326,116	¥1,529,447	$29,212	$3,922	$18,394
2013	1,758,024	216,387	106,809	21,143	2,602	1,284
2014	1,343,998	165,018	153,470	16,164	1,985	1,846
2015	911,785	62,632	52,361	10,966	753	630
2016	444,633	28,095	59,945	5,347	338	721
Thereafter	241,012	6,623	88,525	2,898	80	1,064

	¥7,128,453	¥804,871	¥1,990,557	$85,730	$9,680	$23,939

Summary of Finance Leases

Finance leases consist of the following:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2010	2011	2011
Minimum lease payments	¥903,201	¥804,871	$9,680
Estimated unguaranteed residual values	329,307	318,317	3,828

	1,232,508	1,123,188	13,508
Deferred origination costs	6,423	5,406	65
Less - Unearned income	(121,664)	(104,419)	(1,256)
Less - Allowance for credit losses	(36,917)	(36,024)	(433)

Finance leases, net	¥1,080,350	¥988,151	$11,884

Amount of the Finance Receivables Segregated into Aging Categories Based on the Number of Days Outstanding

The table below shows the amount of the finance receivables segregated into aging categories based on the number of days outstanding as of March 31, 2011:

	Yen in millions
	March 31, 2011
	Retail	Finance leases	Wholesale	Real estate	Working capital
Current	¥7,017,171	¥1,111,453	¥897,971	¥494,700	¥593,516
31-60 days past due	72,082	5,968	2,260	404	44
61-90 days past due	15,466	1,283	355	34	0
Over 90 days past due	23,734	4,484	74	621	578

Total	¥7,128,453	¥1,123,188	¥900,660	¥495,759	¥594,138

	U.S. dollars in millions
	March 31, 2011
	Retail	Finance leases	Wholesale	Real estate	Working capital
Current	$84,392	$13,367	$10,799	$5,950	$7,138
31-60 days past due	867	72	27	5	1
61-90 days past due	186	15	4	0	0
Over 90 days past due	285	54	1	7	7

Total	$85,730	$13,508	$10,831	$5,962	$7,146

Recorded Investment for each Credit Quality of the Finance Receivable within the Wholesale and Other Dealer Loan Receivables Portfolio Segment in the United States and Other Regions

The tables below show the recorded investment for each credit quality of the finance receivable within the wholesale and other dealer loan receivables portfolio segment in the United States and other regions as of March 31, 2011:

United States

The wholesale and other dealer loan receivables portfolio segment in the United States is primarily segregated into credit qualities below based on internal risk assessments by dealers.

Performing: Account not classified as either Credit Watch, At Risk or Default

Credit Watch: Account designated for elevated attention

At Risk: Account where there is a probability that default exists based on qualitative and quantitative factors

Default:	Account is not currently meeting contractual obligations or we have temporarily waived certain contractual requirements

	Yen in millions
	March 31, 2011
	Wholesale	Real estate	Working capital	Total
Performing	¥504,960	¥283,450	¥90,545	¥878,955
Credit Watch	58,106	41,967	12,198	112,271
At Risk	6,494	12,344	1,066	19,904
Default	803	931	655	2,389

Total	¥570,363	¥338,692	¥104,464	¥1,013,519

	U.S. dollars in millions
	March 31, 2011
	Wholesale	Real estate	Working capital	Total
Performing	$6,073	$3,409	$1,089	$10,571
Credit Watch	698	505	147	1,350
At Risk	78	148	13	239
Default	10	11	8	29

Total	$6,859	$4,073	$1,257	$12,189

Other regions

The wholesale and other dealer loan receivables portfolio segment in other regions is primarily segregated into credit qualities of “Performing” (Account not classified as Default) and “Default” (Account is not currently meeting contractual obligations or we have temporarily waived certain contractual requirements) below based on internal risk assessments by dealers.

	Yen in millions
	March 31, 2011
	Wholesale	Real estate	Working capital	Total
Performing	¥315,744	¥151,020	¥485,974	¥952,738
Default	14,553	6,047	3,700	24,300

Total	¥330,297	¥157,067	¥489,674	¥977,038

	U.S. dollars in millions
	March 31, 2011
	Wholesale	Real estate	Working capital	Total
Performing	$3,797	$1,816	$5,845	$11,458
Default	175	73	44	292

Total	$3,972	$1,889	$5,889	$11,750

Impaired Finance Receivables

The tables below summarize information about impaired finance receivables:

Yen in millions
March 31, 2010
Wholesale and other dealer loans
Impaired finance receivables with specific reserves	¥37,273
Impaired finance receivables without specific reserves	1,582

Total	¥38,855

Allowance for credit losses recorded for impaired finance receivables	¥14,000
Average impaired finance receivables	42,581
Interest recognized on impaired finance receivables	464

	Yen in millions
	March 31, 2011
	Wholesale	Real estate	Working capital	Total
Impaired finance receivables with specific reserves	¥7,192	¥18,173	¥4,841	¥30,206
Impaired finance receivables without specific reserves	12,745	—	272	13,017

Total	¥19,937	¥18,173	¥5,113	¥43,223

Allowance for credit losses recorded for impaired finance receivables	¥896	¥6,553	¥3,436	¥10,885
Average impaired finance receivables	16,231	19,545	4,979	40,755
Interest recognized on impaired finance receivables	171	514	86	771

	U.S. dollars in millions
	March 31, 2011
	Wholesale	Real estate	Working capital	Total
Impaired finance receivables with specific reserves	$86	$219	$58	$363
Impaired finance receivables without specific reserves	154	—	3	157

Total	$240	$219	$61	$520

Allowance for credit losses recorded for impaired finance receivables	$11	$79	$41	$131
Average impaired finance receivables	195	235	60	490
Interest recognized on impaired finance receivables	2	6	1	9

Inventories (Tables)	12 Months Ended
Mar. 31, 2011
Summary of Inventories

Inventories consist of the following:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2010	2011	2011
Finished goods	¥885,005	¥715,272	$8,602
Raw materials	265,493	299,755	3,605
Work in process	199,267	218,335	2,626
Supplies and other	72,608	70,880	852

Total	¥1,422,373	¥1,304,242	$15,685

Vehicles and equipment on operating leases (Tables)	12 Months Ended
Mar. 31, 2011
Summary of Vehicles and Equipment on Operating Lease

Vehicles and equipment on operating leases consist of the following:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2010	2011	2011
Vehicles	¥2,516,948	¥2,404,032	$28,912
Equipment	96,300	87,914	1,057

	2,613,248	2,491,946	29,969
Less - Accumulated depreciation	(791,169)	(662,255)	(7,964)

Vehicles and equipment on operating leases, net	¥1,822,079	¥1,829,691	$22,005

Future minimum rentals from vehicles and equipment on operating leases

Future minimum rentals from vehicles and equipment on operating leases are due in installments as follows:

Years ending March 31,	Yen in millions	U.S. dollars in millions
2012	¥375,712	$4,518
2013	256,231	3,082
2014	110,583	1,330
2015	26,645	320
2016	6,547	79
Thereafter	5,487	66

Total minimum future rentals	¥781,205	$9,395

Allowance for doubtful accounts and credit losses (Tables)	12 Months Ended
Mar. 31, 2011
Allowance for Doubtful Accounts Relating to Trade Accounts and Notes Receivable

An analysis of activity within the allowance for doubtful accounts relating to trade accounts and notes receivable for the years ended March 31, 2009, 2010 and 2011 is as follows:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2009	2010	2011	2011
Allowance for doubtful accounts at beginning of year	¥52,063	¥48,006	¥46,706	$562
Provision for doubtful accounts, net of reversal	(1,663)	1,905	1,806	22
Write-offs	(1,695)	(1,357)	(2,690)	(33)
Other	(699)	(1,848)	(1,775)	(21)

Allowance for doubtful accounts at end of year	¥48,006	¥46,706	¥44,047	$530

Allowance for Credit Losses Relating to Finance Receivables and Vehicles and Equipment on Operating Leases

An analysis of the allowance for credit losses relating to finance receivables and vehicles and equipment on operating leases for the years ended March 31, 2009, 2010 and 2011 is as follows:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2009	2010	2011	2011
Allowance for credit losses at beginning of year	¥117,706	¥238,932	¥232,479	$2,796
Provision for credit losses	259,096	98,870	2,334	28
Charge-offs	(128,240)	(118,333)	(86,115)	(1,036)
Recoveries	11,447	16,137	18,268	220
Other	(21,077)	(3,127)	649	8

Allowance for credit losses at end of year	¥238,932	¥232,479	¥167,615	$2,016

Analysis of the Allowance for Credit Losses Above Relating to Retail Receivables Portfolio Segment, Finance Lease Receivables Portfolio Segment and Wholesale and Other Dealer Loan Receivables Portfolio Segment

An analysis of the allowance for credit losses above relating to retail receivables portfolio segment, finance lease receivables portfolio segment and wholesale and other dealer loan receivables portfolio segment for the year ended March 31, 2011 is as follows:

	Yen in millions
	For the year ended March 31, 2011
	Retail	Finance leases	Wholesale and Other dealer loans
Allowance for credit losses at beginning of year	¥160,350	¥36,918	¥35,211
Provision for credit losses	(2,660)	6,023	2,098
Charge-offs	(68,122)	(2,820)	(5,885)
Recoveries	14,159	288	636
Other	(11,528)	(4,385)	(3,480)

Allowance for credit losses at end of year	¥92,199	¥36,024	¥28,580

	U.S. dollars in millions
	For the year ended March 31, 2011
	Retail	Finance leases	Wholesale and Other dealer loans
Allowance for credit losses at beginning of year	$1,929	$444	$423
Provision for credit losses	(32)	73	26
Charge-offs	(819)	(34)	(71)
Recoveries	170	3	8
Other	(139)	(53)	(42)

Allowance for credit losses at end of year	$1,109	$433	$344

Affiliated companies and variable interest entities (Tables)	12 Months Ended
Mar. 31, 2011
Summary of Financial Information for Affiliated Companies Accounted for by the Equity Method

Summarized financial information for affiliated companies accounted for by the equity method is shown below:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2010	2011	2011
Current assets	¥8,034,546	¥7,973,712	$95,895
Noncurrent assets	9,300,307	6,815,361	81,965

Total assets	¥17,334,853	¥14,789,073	$177,860

Current liabilities	¥5,056,178	¥5,141,461	$61,833
Long-term liabilities and noncontrolling interest	5,981,054	3,726,952	44,822
Affiliated companies accounted for by the equity method shareholders’ equity	6,297,621	5,920,660	71,205

Total liabilities and shareholders’ equity	¥17,334,853	¥14,789,073	$177,860

Toyota’s share of affiliated companies accounted for by the equity method shareholders’ equity	¥1,867,440	¥1,817,988	$21,864

Number of affiliated companies accounted for by the equity method at end of period	56	56

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2009	2010	2011	2011
Net revenues	¥23,149,968	¥20,599,586	¥21,874,143	$263,068

Gross profit	¥2,034,617	¥2,269,109	¥2,342,706	$28,174

Net income attributable to affiliated companies accounted for by the equity method	¥13,838	¥317,017	¥641,771	$7,718

Entities Comprising a Significant Portion of Toyota's Investment in Affiliated Companies and Percentage of Ownership

Entities comprising a significant portion of Toyota’s investment in affiliated companies and percentage of ownership are presented below:

Name of affiliated companies	Percentage of ownership
Denso Corporation	24.7%
Aisin Seiki Co., Ltd.	23.1%
Toyota Industries Corporation	24.8%
Toyota Tsusho Corporation	21.8%
Toyoda Gosei Co., Ltd.	43.1%

Account balances and transactions with affiliated companies

Account balances and transactions with affiliated companies are presented below:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2010	2011	2011
Trade accounts and notes receivable, and other receivables	¥274,189	¥204,447	$2,459
Accounts payable and other payables	597,796	352,538	4,240

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2009	2010	2011	2011
Net revenues	¥1,585,814	¥1,600,365	¥1,612,397	$19,391
Purchases	3,918,717	3,943,648	3,655,185	43,959

Short-term borrowings and long-term debt (Tables)	12 Months Ended
Mar. 31, 2011
Short-term Borrowings

Short-term borrowings at March 31, 2010 and 2011 consist of the following:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2010	2011	2011
Loans, principally from banks, with a weighted-average interest at March 31, 2010 and March 31, 2011 of 1.55% and of 1.57% per annum, respectively	¥804,066	¥1,140,066	$13,711
Commercial paper with a weighted-average interest at March 31, 2010 and March 31, 2011 of 0.44% and of 0.67% per annum, respectively	2,475,607	2,038,943	24,521

	¥3,279,673	¥3,179,009	$38,232

Long-term Debt

Long-term debt at March 31, 2010 and 2011 comprises the following:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2010	2011	2011
Unsecured loans, representing obligations principally to banks, due 2010 to 2029 in 2010 and due 2011 to 2029 in 2011 with interest ranging from 0.00% to 29.25% per annum in 2010 and from 0.00% to 29.00% per annum in 2011	¥2,942,012	¥3,386,854	$40,732
Secured loans, representing obligations principally to finance receivables securitization due 2010 to 2019 in 2010 and due 2011 to 2050 in 2011 with interest ranging from 0.49% to 6.65% per annum in 2010 and from 0.37% to 5.35% per annum in 2011	381,307	619,380	7,449
Medium-term notes of consolidated subsidiaries, due 2010 to 2047 in 2010 and due 2011 to 2047 in 2011 with interest ranging from 0.04% to 15.25% per annum in 2010 and from 0.01% to 15.25% per annum in 2011	3,814,439	3,314,589	39,863
Unsecured notes of parent company, due 2010 to 2019 in 2010 and due 2012 to 2019 in 2011 with interest ranging from 1.07% to 3.00% per annum in 2010 and from 1.07% to 3.00% per annum in 2011	580,000	530,000	6,374
Unsecured notes of consolidated subsidiaries, due 2010 to 2031 in 2010 and due 2011 to 2031 in 2011 with interest ranging from 0.25% to 17.03% per annum in 2010 and from 0.27% to 15.48% per annum in 2011	1,473,732	1,349,307	16,227
Long-term capital lease obligations, due 2010 to 2028 in 2010 and due 2011 to 2028 in 2011 with interest ranging from 0.43% to 14.40% per annum in 2010 and from 0.38% to 14.40% per annum in 2011	42,243	21,917	263

	9,233,733	9,222,047	110,908
Less - Current portion due within one year	(2,218,324)	(2,772,827)	(33,347)

	¥7,015,409	¥6,449,220	$77,561

Aggregate Amounts of Annual Maturities of Long-term Debt During the Next Five Years

The aggregate amounts of annual maturities of long-term debt during the next five years are as follows:

Years ending March 31,	Yen in millions	U.S. dollars in millions
2012	¥2,772,827	$33,347
2013	1,834,556	22,063
2014	1,522,659	18,312
2015	900,120	10,825
2016	1,106,492	13,307

Product warranties and recalls and other safety measures (Tables)	12 Months Ended
Mar. 31, 2011
Net Change in Liabilities for Quality Assurances

The net changes in liabilities for quality assurances above for the years ended March 31, 2009, 2010 and 2011 consist of the following:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year Ended March 31,
	2009	2010	2011	2011
Liabilities for quality assurances at beginning of year	¥499,987	¥568,834	¥680,408	$8,183
Payments made during year	(407,675)	(425,976)	(476,771)	(5,734)
Provision for quality assurances	526,503	558,190	588,224	7,074
Changes relating to pre-existing quality assurances	(17,869)	(21,606)	(1,701)	(20)
Other	(32,112)	966	(25,791)	(310)

Liabilities for quality assurances at end of year	¥568,834	¥680,408	¥764,369	$9,193

Net Changes in Liabilities for Recalls and Other Safety Measures which are Comprised in Liabilities for Quality Assurances above

The table below shows the net changes in liabilities for recalls and other safety measures which are comprised in liabilities for quality assurances above for the years ended March 31, 2009, 2010 and 2011.

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2009	2010	2011	2011
Liabilities for recalls and other safety measures at beginning of year	¥53,603	¥139,577	¥301,422	$3,625
Payments made during year	(69,812)	(89,796)	(263,096)	(3,164)
Provision for recalls and other safety measures	159,899	256,981 *	356,749	4,290
Other	(4,113)	(5,340)	(5,576)	(67)

Liabilities for recalls and other safety measures at end of year	¥139,577	¥301,422	¥389,499	$4,684

Income taxes (Tables)	12 Months Ended
Mar. 31, 2011
Components of Income (Loss) Before Income Taxes

The components of income (loss) before income taxes comprise the following:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2009	2010	2011	2011
Income (loss) before income taxes:
Parent company and domestic subsidiaries	¥(224,965)	¥(114,569)	¥(278,229)	$(3,346)
Foreign subsidiaries	(335,416)	406,037	841,519	10,120

	¥(560,381)	¥291,468	¥563,290	$6,774

Provision for Income Taxes

The provision for income taxes consists of the following:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2009	2010	2011	2011
Current income tax expense:
Parent company and domestic subsidiaries	¥65,684	¥65,971	¥85,290	$1,026
Foreign subsidiaries	72,864	1,156	141,821	1,705

Total current	138,548	67,127	227,111	2,731

Deferred income tax expense (benefit):
Parent company and domestic subsidiaries	(26,472)	(126,716)	(44,268)	(532)
Foreign subsidiaries	(168,518)	152,253	129,978	1,563

Total deferred	(194,990)	25,537	85,710	1,031

Total provision	¥(56,442)	¥92,664	¥312,821	$3,762

Reconciliation of Differences Between Statutory Tax Rate and Effective Income Tax Rate

Reconciliation of the differences between the statutory tax rate and the effective income tax rate is as follows:

	For the years ended March 31,
	2009	2010	2011
Statutory tax rate	40.2%	40.2%	40.2%
Increase (reduction) in taxes resulting from:
Non-deductible expenses	(5.0)	1.9	2.2
Deferred tax liabilities on undistributed earnings of foreign subsidiaries	(2.5)	4.4	4.8
Deferred tax liabilities on undistributed earnings of affiliates accounted for by the equity method	(2.5)	(0.6)	12.6
Valuation allowance	(25.4)	11.2	8.1
Tax credits	10.0	(11.8)	(2.6)
The difference between the statutory tax rate in Japan and that of foreign subsidiaries	1.6	(12.9)	(12.1)
Other	(6.3)	(0.6)	2.3

Effective income tax rate	10.1%	31.8%	55.5%

Significant Components of Deferred Tax Assets and Liabilities

Significant components of deferred tax assets and liabilities are as follows:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2010	2011	2011
Deferred tax assets
Accrued pension and severance costs	¥210,268	¥226,093	$2,719
Accrued expenses and liabilities for quality assurances	277,696	395,513	4,757
Other accrued employees’ compensation	106,404	103,020	1,239
Operating loss carryforwards for tax purposes	146,114	296,731	3,568
Tax credit carryforwards	73,061	127,289	1,531
Property, plant and equipment and other assets	188,745	176,229	2,119
Other	474,380	277,449	3,337

Gross deferred tax assets	1,476,668	1,602,324	19,270
Less - Valuation allowance	(239,269)	(280,685)	(3,375)

Total deferred tax assets	1,237,399	1,321,639	15,895

Deferred tax liabilities
Unrealized gains on securities	(147,494)	(146,874)	(1,766)
Undistributed earnings of foreign subsidiaries	(12,797)	(26,783)	(322)
Undistributed earnings of affiliates accounted for by the equity method	(575,929)	(578,756)	(6,961)
Basis difference of acquired assets	(38,977)	(38,351)	(461)
Lease transactions	(457,316)	(537,174)	(6,460)
Gain on securities contribution to employee retirement benefit trust	(66,523)	(66,523)	(800)
Other	(6,141)	(27,491)	(331)

Gross deferred tax liabilities	(1,305,177)	(1,421,952)	(17,101)

Net deferred tax liability	¥(67,778)	¥(100,313)	$(1,206)

Net Changes in Total Valuation Allowance for Deferred Tax Assets

The net changes in the total valuation allowance for deferred tax assets for the years ended March 31, 2009, 2010 and 2011 consist of the following:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2009	2010	2011	2011
Valuation allowance at beginning of year	¥82,191	¥208,627	¥239,269	$2,877
Additions	145,707	46,704	55,791	671
Deductions	(3,511)	(14,066)	(10,077)	(121)
Other	(15,760)	(1,996)	(4,298)	(52)

Valuation allowance at end of year	¥208,627	¥239,269	¥280,685	$3,375

Deferred Tax Assets and Liabilities that Comprise Net Deferred Tax Asset (Liability)

The deferred tax assets and liabilities that comprise the net deferred tax liability are included in the consolidated balance sheets as follows:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2010	2011	2011
Deferred tax assets
Deferred income taxes (Current assets)	¥632,164	¥605,884	$7,287
Investments and other assets - other	122,617	118,849	1,429
Deferred tax liabilities
Other current liabilities	(9,338)	(14,919)	(179)
Deferred income taxes (Long-term liabilities)	(813,221)	(810,127)	(9,743)

Net deferred tax liability	¥(67,778)	¥(100,313)	$(1,206)

Summary of Gross Unrecognized Tax Benefits Changes

A summary of the gross unrecognized tax benefits changes for the years ended March 31, 2009, 2010 and 2011 is as follows:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2009	2010	2011	2011
Balance at beginning of year	¥37,722	¥46,803	¥23,965	$288
Additions based on tax positions related to the current year	858	2,702	213	3
Additions for tax positions of prior years	35,464	6,750	12,564	151
Reductions for tax positions of prior years	(24,061)	(2,802)	(16,133)	(194)
Reductions for tax positions related to lapse of statute of limitations	(114)	(106)	—	—
Reductions for settlements	(128)	(27,409)	(2,794)	(34)
Other	(2,938)	(1,973)	(2,362)	(28)

Balance at end of year	¥46,803	¥23,965	¥15,453	$186

Shareholders' equity (Tables)	12 Months Ended
Mar. 31, 2011
Changes in the Number of Shares of Common Stock Issued

Changes in the number of shares of common stock issued have resulted from the following:

	For the years ended March 31,
	2009	2010	2011
Common stock issued
Balance at beginning of year	3,447,997,492	3,447,997,492	3,447,997,492
Issuance during the year	—	—	—
Purchase and retirement	—	—	—

Balance at end of year	3,447,997,492	3,447,997,492	3,447,997,492

Components of Accumulated Other Comprehensive Income (Loss) and Related Changes, Net of Taxes

Detailed components of accumulated other comprehensive income (loss) in Toyota Motor Corporation shareholders’ equity at March 31, 2010 and 2011 and the related changes, net of taxes for the years ended March 31, 2009, 2010 and 2011 consist of the following:

	Yen in millions
	Foreign currency translation adjustments	Unrealized gains on securities	Pension liability adjustments	Accumulated other comprehensive income (loss)
Balances at March 31, 2008	¥(501,367)	¥310,979	¥(50,817)	¥(241,205)
Other comprehensive income (loss)	(381,303)	(293,101)	(192,172)	(866,576)

Balances at March 31, 2009	(882,670)	17,878	(242,989)	(1,107,781)
Other comprehensive income	9,894	176,407	74,645	260,946

Balances at March 31, 2010	(872,776)	194,285	(168,344)	(846,835)
Other comprehensive income (loss)	(287,613)	(26,058)	15,785	(297,886)

Balances at March 31, 2011	¥(1,160,389)	¥168,227	¥(152,559)	¥(1,144,721)

	U.S. dollars in millions
	Foreign currency translation adjustments	Unrealized gains on securities	Pension liability adjustments	Accumulated other comprehensive income (loss)
Balances at March 31, 2010	$(10,496)	$2,337	$(2,025)	$(10,184)
Other comprehensive income (loss)	(3,459)	(314)	190	(3,583)

Balances at March 31, 2011	$(13,955)	$2,023	$(1,835)	$(13,767)

Component of Other Comprehensive Income (Loss)

Tax effects allocated to each component of other comprehensive income (loss) for the years ended March 31, 2009, 2010 and 2011 are as follows:

	Yen in millions
	Pre-tax amount	Tax amount	Net-of-tax amount
For the year ended March 31, 2009
Foreign currency translation adjustments	¥(391,873)	¥10,570	¥(381,303)
Unrealized losses on securities:
Unrealized net holding losses arising for the year	(677,710)	255,890	(421,820)
Less: reclassification adjustments for losses included in net loss attributable to Toyota Motor Corporation	215,249	(86,530)	128,719
Pension liability adjustments	(319,613)	127,441	(192,172)

Other comprehensive income (loss)	¥(1,173,947)	¥307,371	¥(866,576)

For the year ended March 31, 2010
Foreign currency translation adjustments	¥10,809	¥(915)	¥9,894
Unrealized gains on securities:
Unrealized net holding gains arising for the year	277,838	(102,538)	175,300
Less: reclassification adjustments for losses included in net income attributable to Toyota Motor Corporation	1,852	(745)	1,107
Pension liability adjustments	124,526	(49,881)	74,645

Other comprehensive income	¥415,025	¥(154,079)	¥260,946

For the year ended March 31, 2011
Foreign currency translation adjustments	¥(294,279)	¥6,666	¥(287,613)
Unrealized losses on securities:
Unrealized net holding losses arising for the year	(31,899)	9,643	(22,256)
Less: reclassification adjustments for gains included in net income attributable to Toyota Motor Corporation	(6,358)	2,556	(3,802)
Pension liability adjustments	26,681	(10,896)	15,785

Other comprehensive income (loss)	¥(305,855)	¥7,969	¥(297,886)

	U.S. dollars in millions
	Pre-tax amount	Tax amount	Net-of-tax amount
For the year ended March 31, 2011
Foreign currency translation adjustments	$(3,539)	$80	$(3,459)
Unrealized losses on securities:
Unrealized net holding losses arising for the year	(384)	116	(268)
Less: reclassification adjustments for gains included in net income attributable to Toyota Motor Corporation	(77)	31	(46)
Pension liability adjustments	321	(131)	190

Other comprehensive income (loss)	$(3,679)	$96	$(3,583)

Stock-based compensation (Tables)	12 Months Ended
Mar. 31, 2011
Assumptions Used in Estimating the Grant Date Fair Value of Options Using the Black-Scholes Option Pricing Model

The grant-date fair value of options granted is estimated using the Black-Scholes option pricing model with the following weighted-average assumptions:

	2009	2010	2011
Dividend rate	3.0%	2.4%	1.5%
Risk-free interest rate	1.1%	0.7%	0.3%
Expected volatility	23%	30%	32%
Expected holding period (years)	5.0	5.0	5.0

Summary of Toyota's Stock Option Activity

The following table summarizes Toyota’s stock option activity:

		Yen		Yen in millions
	Number of shares	Weighted- average exercise price	Weighted- average remaining contractual life in years	Aggregate intrinsic value
Options outstanding at March 31, 2008	8,341,600	¥6,038	5.71	¥1,753
Granted	3,494,000	4,726
Exercised	(119,900)	3,626
Canceled	(375,000)	6,889

Options outstanding at March 31, 2009	11,340,700	5,631	5.51	¥1
Granted	3,492,000	4,193
Exercised	(157,800)	3,116
Canceled	(958,200)	4,646

Options outstanding at March 31, 2010	13,716,700	5,363	5.23	¥—
Granted	3,435,000	3,183
Exercised	—	—
Canceled	(1,364,900)	4,759

Options outstanding at March 31, 2011	15,786,800	¥4,941	5.04	¥565

Options exercisable at March 31, 2009	4,971,700	¥5,302	3.76	¥1
Options exercisable at March 31, 2010	7,515,700	¥6,132	3.86	¥—
Options exercisable at March 31, 2011	9,347,800	¥5,821	3.79	¥—

Summary of Options Outstanding and Options Exercisable

The following table summarizes information for options outstanding and options exercisable at March 31, 2011:

	Outstanding				Exercisable
Exercise price range	Number of shares	Weighted- average exercise price	Weighted- average exercise price	Weighted- average remaining life	Number of shares	Weighted- average exercise price	Weighted- average exercise price
Yen		Yen	Dollars	Years		Yen	Dollars
¥3,183 – 6,000	10,508,800	¥4,030	$48	5.63	4,069,800	¥4,611	$55
6,001 – 7,278	5,278,000	6,754	81	3.87	5,278,000	6,754	81

3,183 – 7,278	15,786,800	4,941	59	5.04	9,347,800	5,821	70

Employee benefit plans (Tables)	12 Months Ended
Mar. 31, 2011
Information Regarding Defined Benefit Plans

Information regarding Toyota’s defined benefit plans is as follows:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2010	2011	2011
Change in benefit obligation
Benefit obligation at beginning of year	¥1,632,779	¥1,726,747	$20,767
Service cost	75,558	82,422	991
Interest cost	50,559	52,502	631
Plan participants’ contributions	657	1,046	13
Plan amendments	(3,080)	(1,429)	(17)
Net actuarial loss	56,843	3,830	46
Acquisition and other	(2,829)	(57,928)	(697)
Benefits paid	(83,740)	(78,012)	(938)

Benefit obligation at end of year	1,726,747	1,729,178	20,796

Change in plan assets
Fair value of plan assets at beginning of year	979,012	1,179,051	14,180
Actual return on plan assets	171,043	24,216	291
Acquisition and other	158	(39,374)	(474)
Employer contributions	111,815	96,458	1,160
Plan participants’ contributions	763	1,046	13
Benefits paid	(83,740)	(78,012)	(938)

Fair value of plan assets at end of year	1,179,051	1,183,385	14,232

Funded status	¥547,696	¥545,793	$6,564

Amounts Recognized in the Consolidated Balance Sheet associated with Defined Benefit Plans

Amounts recognized in the consolidated balance sheet as of March 31, 2010 and 2011 are comprised of the following:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2010	2011	2011
Accrued expenses (Accrued pension and severance costs)	¥28,573	¥24,677	$297
Accrued pension and severance costs	678,677	668,022	8,034
Investments and other assets - other (Prepaid pension and severance costs)	(159,554)	(146,906)	(1,767)

Net amount recognized	¥547,696	¥545,793	$6,564

Amounts Recognized in Accumulated Other Comprehensive Income (loss)

Amounts recognized in accumulated other comprehensive income (loss) as of March 31, 2010 and 2011 are comprised of the following:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2010	2011	2011
Net actuarial loss	¥(385,266)	¥(347,494)	$(4,179)
Prior service costs	97,587	72,324	870
Net transition obligation	(3,570)	(1,626)	(20)

Net amount recognized	¥(291,249)	¥(276,796)	$(3,329)

The Projected Benefit Obligation, Accumulated Benefit Obligation and Fair Value of Plan Assets for which the Accumulated Benefit Obligations Exceed Plan Assets

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for which the accumulated benefit obligations exceed plan assets are as follows:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2010	2011	2011
Projected benefit obligation	¥508,501	¥500,046	$6,014
Accumulated benefit obligation	452,019	453,111	5,449
Fair value of plan assets	65,905	72,359	870

Components of the Net Periodic Pension Cost

Components of the net periodic pension cost are as follows:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2009	2010	2011	2011
Service cost	¥84,206	¥75,558	¥82,422	$991
Interest cost	52,959	50,559	52,502	631
Expected return on plan assets	(43,053)	(32,251)	(42,364)	(509)
Amortization of prior service costs	(17,677)	(15,063)	(24,032)	(289)
Recognized net actuarial loss	5,752	27,246	16,095	194
Amortization of net transition obligation	1,944	1,944	1,944	23

Net periodic pension cost	¥84,131	¥107,993	¥86,567	$1,041

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss)

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) are as follows:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2009	2010	2011	2011
Net actuarial gain (loss)	¥(303,074)	¥81,949	¥(21,978)	$(264)
Recognized net actuarial loss	5,752	27,246	16,095	194
Prior service costs	2,096	3,080	1,429	17
Amortization of prior service costs	(17,677)	(15,063)	(24,032)	(289)
Amortization of net transition obligation	1,944	1,944	1,944	23
Other	17,003	2,594	40,995	493

Total recognized in other comprehensive income (loss)	¥(293,956)	¥101,750	¥14,453	$174

Weighted-Average Assumptions Used to Determine Benefit Obligations

Weighted-average assumptions used to determine benefit obligations as of March 31, 2010 and 2011 are as follows:

	March 31,
	2010	2011
Discount rate	2.8%	2.8%
Rate of compensation increase	0.5 - 10.0%	0.8 - 11.0%

Weighted-Average Assumptions Used to Determine Net Periodic Pension Cost

Weighted-average assumptions used to determine net periodic pension cost for the years ended March 31, 2009, 2010 and 2011 are as follows:

	For the years ended March 31,
	2009	2010	2011
Discount rate	2.8%	2.8%	2.8%
Expected return on plan assets	3.6%	3.6%	3.8%
Rate of compensation increase	0.1 - 10.0%	0.1 - 10.0%	0.5 - 10.0%

Summary of the Fair Value of Classes of Plan Assets

The following table summarizes the fair value of classes of plan assets as of March 31, 2010 and 2011. See note 26 to the consolidated financial statements for three levels of input which are used to measure fair value.

	Yen in millions
	March 31, 2010
	Level 1	Level 2	Level 3	Total
Equity securities
Common stocks	¥471,262	¥—	¥—	¥471,262
Commingled funds	—	237,495	—	237,495

	471,262	237,495	—	708,757

Debt securities
Government bonds	79,739	—	—	79,739
Commingled funds	—	147,345	2,663	150,008
Other	39,231	19,561	928	59,720

	118,970	166,906	3,591	289,467

Insurance contracts	—	97,086	—	97,086
Other	35,774	1,449	46,518	83,741

Total	¥626,006	¥502,936	¥50,109	¥1,179,051

	Yen in millions
	March 31, 2011
	Level 1	Level 2	Level 3	Total
Equity securities
Common stocks	¥489,759	¥—	¥—	¥489,759
Commingled funds	—	180,901	—	180,901

	489,759	180,901	—	670,660

Debt securities
Government bonds	82,685	—	—	82,685
Commingled funds	—	159,232	—	159,232
Other	29,217	44,994	746	74,957

	111,902	204,226	746	316,874

Insurance contracts	—	90,972	—	90,972
Other	19,610	26,418	58,851	104,879

Total	¥621,271	¥502,517	¥59,597	¥1,183,385

	U.S. dollars in millions
	March 31, 2011
	Level 1	Level 2	Level 3	Total
Equity securities
Common stocks	$5,890	$—	$—	$5,890
Commingled funds	—	2,176	—	2,176

	5,890	2,176	—	8,066

Debt securities
Government bonds	995	—	—	995
Commingled funds	—	1,915	—	1,915
Other	351	541	9	901

	1,346	2,456	9	3,811

Insurance contracts	—	1,094	—	1,094
Other	236	317	708	1,261

Total	$7,472	$6,043	$717	$14,232

Changes in Level 3 Plan Assets Measured At Fair Value

The following tables summarize the changes in Level 3 plan assets measured at fair value for the years ended March 31, 2010 and 2011:

	Yen in millions
	For the year ended March 31, 2010
	Debt securities	Other	Total
Balance at beginning of year	¥5,242	¥45,825	¥51,067
Actual return on plan assets	818	(2,206)	(1,388)
Purchases, sales and settlements	(2,233)	3,467	1,234
Other	(236)	(568)	(804)

Balance at end of year	¥3,591	¥46,518	¥50,109

	Yen in millions
	For the year ended March 31, 2011
	Debt securities	Other	Total
Balance at beginning of year	¥3,591	¥46,518	¥50,109
Actual return on plan assets	312	1,908	2,220
Purchases, sales and settlements	(2,948)	11,490	8,542
Other	(209)	(1,065)	(1,274)

Balance at end of year	¥746	¥58,851	¥59,597

	U.S. dollars in millions
	For the year ended March 31, 2011
	Debt securities	Other	Total
Balance at beginning of year	$43	$560	$603
Actual return on plan assets	4	23	27
Purchases, sales and settlements	(35)	138	103
Other	(3)	(13)	(16)

Balance at end of year	$9	$708	$717

Expected Benefit Payments Associated with the Pension and Postretirement Benefit Plans

The following pension benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

Years ending March 31,	Yen in millions	U.S. dollars in millions
2012	¥72,170	$868
2013	71,235	857
2014	73,345	882
2015	76,567	921
2016	79,591	957
from 2017 to 2021	442,737	5,324

Total	¥815,645	$9,809

Derivative financial instruments (Tables)	12 Months Ended
Mar. 31, 2011
Fair Values of Derivative Financial Instruments

The following table summarizes the fair values of derivative financial instruments as of March 31, 2010 and 2011:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2010	2011	2011
Derivative financial instruments designated as hedging instruments
Interest rate and currency swap agreements
Prepaid expenses and other current assets	¥45,567	¥55,794	$671
Investments and other assets - Other	94,430	74,528	896

Total	¥139,997	¥130,322	$1,567

Other current liabilities	¥(21,786)	¥(7,410)	$(89)
Other long-term liabilities	(12,045)	(1,188)	(14)

Total	¥(33,831)	¥(8,598)	$(103)

Undesignated derivative financial instruments
Interest rate and currency swap agreements
Prepaid expenses and other current assets	¥54,474	¥99,093	$1,192
Investments and other assets - Other	168,349	185,272	2,228

Total	¥222,823	¥284,365	$3,420

Other current liabilities	¥(38,152)	¥(64,611)	$(777)
Other long-term liabilities	(179,765)	(132,785)	(1,597)

Total	¥(217,917)	¥(197,396)	$(2,374)

Foreign exchange forward and option contracts
Prepaid expenses and other current assets	¥6,135	¥2,619	$32
Investments and other assets - Other	38	—	—

Total	¥6,173	¥2,619	$32

Other current liabilities	¥(20,843)	¥(14,202)	$(171)
Other long-term liabilities	(138)	(75)	(1)

Total	¥(20,981)	¥(14,277)	$(172)

Notional Amounts of Derivative Financial Instruments

The following table summarizes the notional amounts of derivative financial instruments as of March 31, 2010 and 2011:

	Yen in millions				U.S. dollars in millions
	March 31,				March 31,
	2010		2011		2011
	Designated derivative financial instruments	Undesignated derivative financial instruments	Designated derivative financial instruments	Undesignated derivative financial instruments	Designated derivative financial instruments	Undesignated derivative financial instruments
Interest rate and currency swap agreements	¥1,168,882	¥11,868,039	¥617,472	¥11,460,275	$7,426	$137,826
Foreign exchange forward and option contracts	—	1,487,175	—	1,176,955	—	14,155

Total	¥1,168,882	¥13,355,214	¥617,472	¥12,637,230	$7,426	$151,981

Gains and Losses on Derivative Financial Instruments and Hedged Items Reported in the Consolidated Statement of Income

The following table summarizes the gains and losses on derivative financial instruments and hedged items reported in the consolidated statement of income for the years ended March 31, 2009, 2010 and 2011:

	Yen in millions
	For the years ended March 31,
	2009		2010
	Gains or (losses) on derivative financial instruments	Gains or (losses) on hedged items	Gains or (losses) on derivative financial instruments	Gains or (losses) on hedged items
Derivative financial instruments designated as hedging instruments – Fair value hedge
Interest rate and currency swap agreements
Cost of financing operations	¥(288,553)	¥293,637	¥138,677	¥(135,163)
Interest expense	(439)	439	(265)	265

Undesignated derivative financial instruments
Interest rate and currency swap agreements
Cost of financing operations	¥(72,696)	¥—	¥77,939	¥—
Foreign exchange gain (loss), net	(3,016)	—	(2,819)	—
Foreign exchange forward and option contracts
Cost of financing operations	24,183	—	(21,841)	—
Foreign exchange gain (loss), net	174,158	—	60,599	—

	Yen in millions		U.S. dollars in millions
	For the year ended March 31,		For the year ended March 31,
	2011		2011
	Gains or (losses) on derivative financial instruments	Gains or (losses) on hedged items	Gains or (losses) on derivative financial instruments	Gains or (losses) on hedged items
Derivative financial instruments designated as hedging instruments – Fair value hedge
Interest rate and currency swap agreements
Cost of financing operations	¥71,491	¥(68,741)	$860	$(827)
Interest expense	(166)	166	(2)	2

Undesignated derivative financial instruments
Interest rate and currency swap agreements
Cost of financing operations	¥72,082	¥—	$867	$—
Foreign exchange gain (loss), net	(1,393)	—	(17)	—
Foreign exchange forward and option contracts
Cost of financing operations	(2,693)	—	(32)	—
Foreign exchange gain (loss), net	110,211	—	1,325	—

Other financial instruments (Tables)	12 Months Ended
Mar. 31, 2011
Estimated Fair Value of Toyota's Financial Instrument, Excluding Marketable Securities and Other Securities Investment and Affiliated Companies and Derivative Financinal Instruments

The estimated fair values of Toyota’s financial instruments, excluding marketable securities and other securities investments and affiliated companies and derivative financial instruments, are summarized as follows:

	Yen in millions
	March 31, 2010
	Carrying amount	Estimated fair value
Asset (Liability)
Cash and cash equivalents	¥1,865,746	¥1,865,746
Time deposits	392,724	392,724
Total finance receivables, net	8,759,826	9,112,527
Other receivables	360,379	360,379
Short-term borrowings	(3,279,673)	(3,279,673)
Long-term debt including the current portion	(9,191,490)	(9,297,904)

	Yen in millions		U.S. dollars in millions
	March 31, 2011		March 31, 2011
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Asset (Liability)
Cash and cash equivalents	¥2,080,709	¥2,080,709	$25,024	$25,024
Time deposits	203,874	203,874	2,452	2,452
Total finance receivables, net	8,680,882	8,971,523	104,400	107,896
Other receivables	306,201	306,201	3,682	3,682
Short-term borrowings	(3,179,009)	(3,179,009)	(38,232)	(38,232)
Long-term debt including the current portion	(9,200,130)	(9,274,881)	(110,645)	(111,544)

Lease commitments (Tables)	12 Months Ended
Mar. 31, 2011
Analysis of Leased Assets Under Capital Leases

An analysis of leased assets under capital leases is as follows:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2010	2011	2011
Class of property
Building	¥23,518	¥13,412	$161
Machinery and equipment	48,043	30,283	364
Less - Accumulated depreciation	(36,926)	(18,590)	(223)

	¥34,635	¥25,105	$302

Future Minimum Lease Payments Under Capital Leases Together with the Present Value of the Net Minium Lease Payments

Future minimum lease payments under capital leases together with the present value of the net minimum lease payments as of March 31, 2011 are as follows:

Years ending March 31,	Yen in millions	U.S. dollars in millions
2012	¥5,192	$62
2013	3,741	45
2014	2,516	30
2015	2,248	27
2016	1,971	24
Thereafter	13,981	168

Total minimum lease payments	29,649	356
Less - Amount representing interest	(7,732)	(93)

Present value of net minimum lease payments	21,917	263
Less - Current obligations	(4,283)	(51)

Long-term capital lease obligations	¥17,634	$212

Minimum Rental Payments Required Under Operating Leases Relating to Land, Buildings and Equipment

The minimum rental payments required under operating leases relating primarily to land, buildings and equipment having initial or remaining non-cancelable lease terms in excess of one year at March 31, 2011 are as follows:

Years ending March 31,	Yen in millions	U.S. dollars in millions
2012	¥9,198	$111
2013	7,439	89
2014	5,687	68
2015	4,648	56
2016	4,061	49
Thereafter	13,146	158

Total minimum future rentals	¥44,179	$531

Segment data (Tables)	12 Months Ended
Mar. 31, 2011
Segment Operating Results and Assets

Segment operating results and assets -

As of and for the year ended March 31, 2009:

	Yen in millions
	Automotive	Financial Services	All Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	¥18,550,501	¥1,355,850	¥623,219	¥—	¥20,529,570
Inter-segment sales and transfers	14,222	21,698	561,728	(597,648)	—

Total	18,564,723	1,377,548	1,184,947	(597,648)	20,529,570
Operating expenses	18,959,599	1,449,495	1,175,034	(593,547)	20,990,581

Operating income (loss)	¥(394,876)	¥(71,947)	¥9,913	¥(4,101)	¥(461,011)

Assets	¥11,716,316	¥13,631,662	¥1,131,400	¥2,582,659	¥29,062,037
Investment in equity method investees	1,606,013	168,057	—	36,036	1,810,106
Depreciation expense	1,072,848	389,937	32,385	—	1,495,170
Capital expenditure	1,343,572	883,968	35,334	62,023	2,324,897

As of and for the year ended March 31, 2010:

	Yen in millions
	Automotive	Financial Services	All Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	¥17,187,308	¥1,226,244	¥537,421	¥—	¥18,950,973
Inter-segment sales and transfers	10,120	19,163	410,194	(439,477)	—

Total	17,197,428	1,245,407	947,615	(439,477)	18,950,973
Operating expenses	17,283,798	998,480	956,475	(435,296)	18,803,457

Operating income (loss)	¥(86,370)	¥246,927	¥(8,860)	¥(4,181)	¥147,516

Assets	¥12,359,404	¥13,274,953	¥1,119,635	¥3,595,295	¥30,349,287
Investment in equity method investees	1,692,702	129,745	—	44,993	1,867,440
Depreciation expense	1,018,935	348,820	46,814	—	1,414,569
Capital expenditure	616,216	774,102	21,751	25,532	1,437,601

As of and for the year ended March 31, 2011:

	Yen in millions
	Automotive	Financial Services	All Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	¥17,322,753	¥1,173,168	¥497,767	¥—	¥18,993,688
Inter-segment sales and transfers	14,567	19,037	474,485	(508,089)	—

Total	17,337,320	1,192,205	972,252	(508,089)	18,993,688
Operating expenses	17,251,347	833,925	937,010	(496,873)	18,525,409

Operating income	¥85,973	¥358,280	¥35,242	¥(11,216)	¥468,279

Assets	¥11,341,558	¥13,365,394	¥1,146,720	¥3,964,494	¥29,818,166
Investment in equity method investees	1,784,539	3,519	3,045	26,885	1,817,988
Depreciation expense	819,075	330,865	25,633	—	1,175,573
Capital expenditure	691,867	991,330	21,058	(13,064)	1,691,191

	U.S. dollars in millions
	Automotive	Financial Services	All Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	$208,331	$14,109	$5,987	$—	$228,427
Inter-segment sales and transfers	176	229	5,706	(6,111)	—

Total	208,507	14,338	11,693	(6,111)	228,427
Operating expenses	207,473	10,029	11,269	(5,976)	222,795

Operating income	$1,034	$4,309	$424	$(135)	$5,632

Assets	$136,399	$160,738	$13,791	$47,679	$358,607
Investment in equity method investees	21,462	42	37	323	21,864
Depreciation expense	9,851	3,979	308	—	14,138
Capital expenditure	8,321	11,922	253	(157)	20,339

Geographic Information

Geographic Information -

As of and for the year ended March 31, 2009:

	Yen in millions
	Japan	North America	Europe	Asia	Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	¥7,471,916	¥6,097,676	¥2,889,753	¥2,450,412	¥1,619,813	¥—	¥20,529,570
Inter-segment sales and transfers	4,714,821	125,238	123,375	268,917	263,087	(5,495,438)	—

Total	12,186,737	6,222,914	3,013,128	2,719,329	1,882,900	(5,495,438)	20,529,570
Operating expenses	12,424,268	6,613,106	3,156,361	2,543,269	1,795,252	(5,541,675)	20,990,581

Operating income (loss)	¥(237,531)	¥(390,192)	¥(143,233)	¥176,060	¥87,648	¥46,237	¥(461,011)

Assets	¥11,956,431	¥10,685,466	¥2,324,528	¥1,547,890	¥1,446,505	¥1,101,217	¥29,062,037
Long-lived assets	3,658,719	2,726,419	410,185	372,330	234,028	—	7,401,681

As of and for the year ended March 31, 2010:

	Yen in millions
	Japan	North America	Europe	Asia	Other	Inter-segment Elimination/ Unallocated Amount	Consolidated

Net revenues
Sales to external customers	¥7,314,813	¥5,583,228	¥2,082,671	¥2,431,648	¥1,538,613	¥—	¥18,950,973
Inter-segment sales and transfers	3,905,490	87,298	64,378	223,679	135,248	(4,416,093)	—

Total	11,220,303	5,670,526	2,147,049	2,655,327	1,673,861	(4,416,093)	18,950,973
Operating expenses	11,445,545	5,585,036	2,180,004	2,451,800	1,558,287	(4,417,215)	18,803,457

Operating income (loss)	¥(225,242)	¥85,490	¥(32,955)	¥203,527	¥115,574	¥1,122	¥147,516

Assets	¥12,465,677	¥10,223,903	¥2,060,962	¥1,925,126	¥1,803,703	¥1,869,916	¥30,349,287
Long-lived assets	3,347,896	2,401,172	351,037	361,296	249,500	—	6,710,901

As of and for the year ended March 31, 2011:

	Yen in millions
	Japan	North America	Europe	Asia	Other	Inter-segment Elimination/ Unallocated Amount	Consolidated

Net revenues
Sales to external customers	¥6,966,929	¥5,327,809	¥1,920,416	¥3,138,112	¥1,640,422	¥—	¥18,993,688
Inter-segment sales and transfers	4,019,317	101,327	61,081	236,422	168,694	(4,586,841)	—

Total	10,986,246	5,429,136	1,981,497	3,374,534	1,809,116	(4,586,841)	18,993,688
Operating expenses	11,348,642	5,089,633	1,968,349	3,061,557	1,648,987	(4,591,759)	18,525,409

Operating income (loss)	¥(362,396)	¥339,503	¥13,148	¥312,977	¥160,129	¥4,918	¥468,279

Assets	¥11,285,864	¥9,910,828	¥1,931,231	¥2,138,499	¥2,044,379	¥2,507,365	¥29,818,166
Long-lived assets	3,123,042	2,276,332	305,627	344,304	259,855	—	6,309,160

	U.S. dollars in millions
	Japan	North America	Europe	Asia	Other	Inter-segment Elimination/ Unallocated Amount	Consolidated

Net revenues
Sales to external customers	$83,787	$64,075	$23,096	$37,740	$19,729	$—	$228,427
Inter-segment sales and transfers	48,339	1,218	734	2,844	2,028	(55,163)	—

Total	132,126	65,293	23,830	40,584	21,757	(55,163)	228,427
Operating expenses	136,484	61,210	23,672	36,820	19,831	(55,222)	222,795

Operating income (loss)	$(4,358)	$4,083	$158	$3,764	$1,926	$59	$5,632

Assets	$135,729	$119,192	$23,226	$25,719	$24,587	$30,154	$358,607
Long-lived assets	37,559	27,376	3,676	4,141	3,125	—	75,877

Revenues that are Attributed to Countries Based on Location of Customers, Excluding Customers in Japan

The following information shows revenues that are attributed to countries based on location of customers, excluding customers in Japan. In addition to the disclosure requirements under U.S.GAAP, Toyota discloses this information in order to provide financial statement users with valuable information.

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2009	2010	2011	2011
North America	¥6,294,230	¥5,718,381	¥5,398,278	$64,922
Europe	2,861,351	2,023,280	1,793,932	21,575
Asia	2,530,352	2,641,471	3,280,384	39,451
Other	3,421,881	2,838,671	3,196,114	38,438

“Other” consists of Central and South America, Oceania, Africa and the Middle East, etc.

Balance Sheets - Non-financial Services and Financial Services Businesses

The financial data below presents separately Toyota’s non-financial services and financial services businesses.

Balance sheets -

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2010	2011	2011
Non-Financial Services Businesses
Current assets
Cash and cash equivalents	¥1,338,821	¥1,300,553	$15,641
Marketable securities	1,783,629	1,036,555	12,466
Trade accounts and notes receivable, less allowance for doubtful accounts	1,908,884	1,483,551	17,842
Inventories	1,422,373	1,304,128	15,684
Prepaid expenses and other current assets	1,793,622	1,383,616	16,640

Total current assets	8,247,329	6,508,403	78,273

Investments and other assets	4,549,658	5,825,966	70,065
Property, plant and equipment	4,996,321	4,608,309	55,422

Total Non-Financial Services Businesses assets	17,793,308	16,942,678	203,760

Financial Services Businesses
Current assets
Cash and cash equivalents	526,925	780,156	9,383
Marketable securities	9,536	188,880	2,272
Finance receivables, net	4,209,496	4,136,805	49,751
Prepaid expenses and other current assets	653,798	636,249	7,651

Total current assets	5,399,755	5,742,090	69,057

Noncurrent finance receivables, net	5,630,680	5,556,746	66,828
Investments and other assets	529,938	365,707	4,398
Property, plant and equipment	1,714,580	1,700,851	20,455

Total Financial Services Businesses assets	13,274,953	13,365,394	160,738

Eliminations	(718,974)	(489,906)	(5,891)

Total assets	¥30,349,287	¥29,818,166	$358,607

Assets in the non-financial services include unallocated corporate assets.

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2010	2011	2011
Non-Financial Services Businesses
Current liabilities
Short-term borrowings	¥575,890	¥478,646	$5,756
Current portion of long-term debt	289,447	243,817	2,932
Accounts payable	1,954,147	1,497,253	18,007
Accrued expenses	1,627,228	1,666,748	20,045
Income taxes payable	140,210	104,392	1,256
Other current liabilities	931,727	1,024,662	12,323

Total current liabilities	5,518,649	5,015,518	60,319

Long-term liabilities
Long-term debt	1,095,270	839,611	10,097
Accrued pension and severance costs	672,905	660,918	7,949
Other long-term liabilities	604,903	554,402	6,667

Total long-term liabilities	2,373,078	2,054,931	24,713

Total Non-Financial Services Businesses liabilities	7,891,727	7,070,449	85,032

Financial Services Businesses
Current liabilities
Short-term borrowings	3,118,938	2,986,700	35,919
Current portion of long-term debt	1,968,908	2,541,479	30,565
Accounts payable	13,063	19,472	234
Accrued expenses	113,559	110,348	1,327
Income taxes payable	13,177	9,555	115
Other current liabilities	519,011	538,026	6,471

Total current liabilities	5,746,656	6,205,580	74,631

Long-term liabilities
Long-term debt	6,060,349	5,669,456	68,184
Accrued pension and severance costs	5,772	7,104	85
Other long-term liabilities	433,641	435,508	5,238

Total long-term liabilities	6,499,762	6,112,068	73,507

Total Financial Services Businesses liabilities	12,246,418	12,317,648	148,138

Eliminations	(719,301)	(489,955)	(5,892)

Total liabilities	19,418,844	18,898,142	227,278

Total Toyota Motor Corporation shareholders’ equity	10,359,723	10,332,371	124,262

Noncontrolling interest	570,720	587,653	7,067

Total shareholders’ equity	10,930,443	10,920,024	131,329

Total liabilities and shareholders’ equity	¥30,349,287	¥29,818,166	$358,607

Statements of Income - Non-financial Services and Financial Services Businesses

Statements of income -

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2009	2010	2011	2011
Non-Financial Services Businesses
Net revenues	¥19,182,161	¥17,732,143	¥17,826,986	$214,395

Costs and expenses
Cost of revenues	17,470,791	15,973,442	15,986,741	192,264
Selling, general and administrative	2,097,674	1,854,710	1,723,071	20,722

Total costs and expenses	19,568,465	17,828,152	17,709,812	212,986

Operating income (loss)	(386,304)	(96,009)	117,174	1,409

Other income (expense), net	(71,925)	144,625	88,840	1,069

Income (loss) before income taxes and equity in earnings of affiliated companies	(458,229)	48,616	206,014	2,478

Provision for income taxes	(10,152)	42,342	178,795	2,150
Equity in earnings of affiliated companies	53,226	109,944	214,229	2,576

Net income (loss)	(394,851)	116,218	241,448	2,904

Less: Net (income) loss attributable to the noncontrolling interest	26,282	(32,103)	(54,055)	(650)

Net income (loss) attributable to Toyota Motor Corporation- Non-Financial Services Businesses	(368,569)	84,115	187,393	2,254

Financial Services Businesses
Net revenues	1,377,548	1,245,407	1,192,205	14,338

Costs and expenses
Cost of revenues	994,191	716,997	636,374	7,653
Selling, general and administrative	455,304	281,483	197,551	2,376

Total costs and expenses	1,449,495	998,480	833,925	10,029

Operating income (loss)	(71,947)	246,927	358,280	4,309

Other income (expense), net	(30,233)	(3,923)	1,349	16

Income (loss) before income taxes and equity in earnings of affiliated companies	(102,180)	243,004	359,629	4,325

Provision for income taxes	(46,298)	50,362	134,094	1,613
Equity in earnings (losses) of affiliated companies	(10,502)	(64,536)	787	10

Net income (loss)	(66,384)	128,106	226,322	2,722

Less: Net income attributable to the noncontrolling interest	(2,004)	(2,653)	(3,251)	(39)

Net income (loss) attributable to Toyota Motor Corporation - Financial Services Businesses	(68,388)	125,453	223,071	2,683

Eliminations	20	(112)	(2,281)	(28)

Net income (loss) attributable to Toyota Motor Corporation	¥(436,937)	¥209,456	¥408,183	$4,909

Statement of Cash Flows - Non-financial Services and Financial Services Businesses

Statement of cash flows -

	Yen in millions			Yen in millions
	For the year ended March 31, 2009			For the year ended March 31, 2010
	Non-Financial Services Businesses	Financial Services Businesses	Consolidated	Non-Financial Services Businesses	Financial Services Businesses	Consolidated
Cash flows from operating activities
Net income (loss)	¥(394,851)	¥(66,384)	¥(461,215)	¥116,218	¥128,106	¥244,212
Adjustments to reconcile net income (loss) to net cash provided by operating activities
Depreciation	1,105,233	389,937	1,495,170	1,065,749	348,820	1,414,569
Provision for doubtful accounts and credit losses	(1,663)	259,096	257,433	1,905	98,870	100,775
Pension and severance costs, less payments	(21,428)	470	(20,958)	55	1,199	1,254
Losses on disposal of fixed assets	68,546	136	68,682	46,661	276	46,937
Unrealized losses on available-for-sale securities, net	220,920	—	220,920	2,486	—	2,486
Deferred income taxes	(132,127)	(62,871)	(194,990)	(14,183)	39,759	25,537
Equity in (earnings) losses of affiliated companies	(53,226)	10,502	(42,724)	(109,944)	64,536	(45,408)
Changes in operating assets and liabilities, and other	(223,101)	186,234	154,587	733,338	133,275	768,168

Net cash provided by operating activities	568,303	717,120	1,476,905	1,842,285	814,841	2,558,530

Cash flows from investing activities
Additions to finance receivables	—	(14,230,272)	(8,612,111)	—	(13,492,119)	(7,806,201)
Collection of and proceeds from sales of finance receivables	—	13,959,045	8,155,094	—	13,107,531	7,517,968
Additions to fixed assets excluding equipment leased to others	(1,358,518)	(6,064)	(1,364,582)	(599,154)	(5,382)	(604,536)
Additions to equipment leased to others	(82,411)	(877,904)	(960,315)	(64,345)	(768,720)	(833,065)
Proceeds from sales of fixed assets excluding equipment leased to others	41,285	6,101	47,386	46,070	6,403	52,473
Proceeds from sales of equipment leased to others	55,896	472,853	528,749	36,668	428,424	465,092
Purchases of marketable securities and security investments	(418,342)	(217,688)	(636,030)	(2,310,912)	(101,270)	(2,412,182)
Proceeds from sales of and maturity of marketable securities and security investments	1,295,561	180,316	1,475,877	1,012,781	95,960	1,108,741
Payment for additional investments in affiliated companies, net of cash acquired	(45)	—	(45)	(1,020)	—	(1,020)
Changes in investments and other assets, and other	129,834	(2,091)	135,757	(259,089)	102,497	(337,454)

Net cash used in investing activities	(336,740)	(715,704)	(1,230,220)	(2,139,001)	(626,676)	(2,850,184)

Cash flows from financing activities
Proceeds from issuance of long-term debt	545,981	3,030,029	3,506,990	492,300	2,733,465	3,178,310
Payments of long-term debt	(150,097)	(2,580,637)	(2,704,078)	(77,033)	(2,926,308)	(2,938,202)
Increase (decrease) in short-term borrowings	138,387	239,462	406,507	(249,238)	(251,544)	(335,363)
Dividends paid	(439,991)	—	(439,991)	(172,476)	—	(172,476)
Purchase of common stock, and other	(70,587)	—	(70,587)	(10,251)	—	(10,251)

Net cash provided by (used in) financing activities	23,693	688,854	698,841	(16,698)	(444,387)	(277,982)

Effect of exchange rate changes on cash and cash equivalents	(80,214)	(49,579)	(129,793)	4,092	(12,990)	(8,898)

Net increase (decrease) in cash and cash equivalents	175,042	640,691	815,733	(309,322)	(269,212)	(578,534)
Cash and cash equivalents at beginning of year	1,473,101	155,446	1,628,547	1,648,143	796,137	2,444,280

Cash and cash equivalents at end of year	¥1,648,143	¥796,137	¥2,444,280	¥1,338,821	¥526,925	¥1,865,746

	Yen in millions			U.S. dollars in millions
	For the year ended March 31, 2011			For the year ended March 31, 2011
	Non-Financial Services Businesses	Financial Services Businesses	Consolidated	Non-Financial Services Businesses	Financial Services Businesses	Consolidated
Cash flows from operating activities
Net income	¥241,448	¥226,322	¥465,485	$2,904	$2,722	$5,598
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	844,708	330,865	1,175,573	10,159	3,979	14,138
Provision for doubtful accounts and credit losses	1,806	2,334	4,140	22	28	50
Pension and severance costs, less payments	(24,867)	1,453	(23,414)	(299)	17	(282)
Losses on disposal of fixed assets	36,076	138	36,214	434	2	436
Unrealized losses on available-for-sale securities, net	7,915	—	7,915	95	—	95
Deferred income taxes	(17,258)	103,035	85,710	(208)	1,239	1,031
Equity in earnings of affiliated companies	(214,229)	(787)	(215,016)	(2,576)	(10)	(2,586)
Changes in operating assets and liabilities, and other	591,378	(106,416)	487,402	7,112	(1,279)	5,862

Net cash provided by operating activities	1,466,977	556,944	2,024,009	17,643	6,698	24,342

Cash flows from investing activities
Additions to finance receivables	—	(14,323,261)	(8,438,785)	—	(172,258)	(101,488)
Collection of and proceeds from sales of finance receivables	—	13,887,751	8,003,940	—	167,020	96,259
Additions to fixed assets excluding equipment leased to others	(621,302)	(8,024)	(629,326)	(7,472)	(97)	(7,569)
Additions to equipment leased to others	(78,559)	(983,306)	(1,061,865)	(945)	(11,825)	(12,770)
Proceeds from sales of fixed assets excluding equipment leased to others	50,742	600	51,342	611	7	618
Proceeds from sales of equipment leased to others	17,700	468,995	486,695	213	5,640	5,853
Purchases of marketable securities and security investments	(4,063,499)	(358,308)	(4,421,807)	(48,870)	(4,309)	(53,179)
Proceeds from sales of and maturity of marketable securities and security investments	3,423,618	292,538	3,716,156	41,174	3,518	44,692
Payment for additional investments in affiliated companies, net of cash acquired	(299)	—	(299)	(4)	—	(4)
Changes in investments and other assets, and other	394,479	18,303	177,605	4,744	221	2,136

Net cash used in investing activities	(877,120)	(1,004,712)	(2,116,344)	(10,549)	(12,083)	(25,452)

Cash flows from financing activities
Proceeds from issuance of long-term debt	15,318	2,934,588	2,931,436	184	35,293	35,255
Payments of long-term debt	(309,862)	(2,306,139)	(2,489,632)	(3,727)	(27,735)	(29,942)
Increase (decrease) in short-term borrowings	(86,884)	122,619	162,260	(1,045)	1,475	1,951
Dividends paid	(141,120)	—	(141,120)	(1,697)	—	(1,697)
Purchase of common stock, and other	(28,617)	—	(28,617)	(344)	—	(344)

Net cash provided by (used in) financing activities	(551,165)	751,068	434,327	(6,629)	9,033	5,223

Effect of exchange rate changes on cash and cash equivalents	(76,960)	(50,069)	(127,029)	(926)	(602)	(1,528)

Net increase (decrease) in cash and cash equivalents	(38,268)	253,231	214,963	(461)	3,046	2,585
Cash and cash equivalents at beginning of year	1,338,821	526,925	1,865,746	16,102	6,337	22,439

Cash and cash equivalents at end of year	¥1,300,553	¥780,156	¥2,080,709	$15,641	$9,383	$25,024

Per share amounts (Tables)	12 Months Ended
Mar. 31, 2011
Reconciliations of the Differences Between Basic and Diluted Net Income (loss) Attributable to Toyota Motor Corporation Per Share

Reconciliations of the differences between basic and diluted net income (loss) attributable to Toyota Motor Corporation per share for the years ended March 31, 2009, 2010 and 2011 are as follows:

	Yen in millions	Thousands of shares	Yen	U.S. dollars in millions	U.S. dollars
	Net income (loss) attributable to Toyota Motor Corporation	Weighted- average shares	Net income (loss) attributable to Toyota Motor Corporation per share	Net income attributable to Toyota Motor Corporation	Net income attributable to Toyota Motor Corporation per share
For the year ended March 31, 2009
Basic net loss attributable to Toyota Motor Corporation per common share	¥(436,937)	3,140,417	¥(139.13)
Effect of dilutive securities
Assumed exercise of dilutive stock options	(0)	—

Diluted net loss attributable to Toyota Motor Corporation per common share	¥(436,937)	3,140,417	¥(139.13)

For the year ended March 31, 2010
Basic net income attributable to Toyota Motor Corporation per common share	¥209,456	3,135,986	¥66.79
Effect of dilutive securities
Assumed exercise of dilutive stock options	—	12

Diluted net income attributable to Toyota Motor Corporation per common share	¥209,456	3,135,998	¥66.79

For the year ended March 31, 2011
Basic net income attributable to Toyota Motor Corporation per common share	¥408,183	3,135,881	¥130.17	$4,909	$1.57
Effect of dilutive securities
Assumed exercise of dilutive stock options	(0)	34		(0)

Diluted net income attributable to Toyota Motor Corporation per common share	¥408,183	3,135,915	¥130.16	$4,909	$1.57

Toyota Motor Corporation Shareholders' Equity Per Share

The following table shows Toyota Motor Corporation shareholders’ equity per share as of March 31, 2010 and 2011. Toyota Motor Corporation shareholders’ equity per share amounts are calculated by dividing Toyota Motor Corporation shareholders’ equities’ amount at the end of each period by the number of shares issued and outstanding, excluding treasury stock at the end of the corresponding period.

	Yen in millions	Thousands of shares	Yen	U.S. dollars in millions	U.S. dollars
	Toyota Motor Corporation Shareholders’ equity	Shares issued and outstanding at the end of the year (excluding treasury stock)	Toyota Motor Corporation Shareholders’ equity per share	Toyota Motor Corporation Shareholders’ equity	Toyota Motor Corporation Shareholders’ equity per share
As of March 31, 2010	¥10,359,723	3,135,995	¥3,303.49
As of March 31, 2011	10,332,371	3,135,699	3,295.08	$124,262	$39.63

Fair value measurements (Tables)	12 Months Ended
Mar. 31, 2011
Summarizes the Fair Values of the Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table summarizes the fair values of the assets and liabilities measured at fair value on a recurring basis at March 31, 2010 and 2011:

	Yen in millions
	March 31, 2010
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents	¥677,442	¥69,702	¥—	¥747,144
Time deposits	—	173,500	—	173,500
Marketable securities and other securities investments
Government bonds	2,654,829	—	—	2,654,829
Common stocks	852,775	—	—	852,775
Other	37,296	370,933	13,134	421,363
Derivative financial instruments	—	349,556	19,437	368,993

Total	¥4,222,342	¥963,691	¥32,571	¥5,218,604

Liabilities
Derivative financial instruments	¥—	¥(259,184)	¥(13,545)	¥(272,729)

Total	¥—	¥(259,184)	¥(13,545)	¥(272,729)

	Yen in millions
	March 31, 2011
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents	¥729,569	¥58,281	¥—	¥787,850
Time deposits	—	120,000	—	120,000
Marketable securities and other securities investments
Government bonds	3,127,170	—	—	3,127,170
Common stocks	960,229	—	—	960,229
Other	37,842	539,109	—	576,951
Derivative financial instruments	—	405,524	11,782	417,306

Total	¥4,854,810	¥1,122,914	¥11,782	¥5,989,506

Liabilities
Derivative financial instruments	¥—	¥(215,283)	¥(4,988)	¥(220,271)

Total	¥—	¥(215,283)	¥(4,988)	¥(220,271)

	U.S. dollars in millions
	March 31, 2011
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents	$8,774	$701	$—	$9,475
Time deposits	—	1,443	—	1,443
Marketable securities and other securities investments
Government bonds	37,609	—	—	37,609
Common stocks	11,548	—	—	11,548
Other	455	6,484	—	6,939
Derivative financial instruments	—	4,877	142	5,019

Total	$58,386	$13,505	$142	$72,033

Liabilities
Derivative financial instruments	$—	$(2,589)	$(60)	$(2,649)

Total	$—	$(2,589)	$(60)	$(2,649)

Summarizes the Changes in Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table summarizes the changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the periods ended March 31, 2009, 2010 and 2011:

	Yen in millions
	For the year ended March 31, 2009
	Marketable securities and other securities investments	Derivative financial instruments	Total
Balance at beginning of year	¥23,818	¥25,499	¥49,317
Total gains (losses)
Included in earnings	586	(38,538)	(37,952)
Included in other comprehensive income (loss)	(1,398)	—	(1,398)
Purchases, issuances and settlements	(1,665)	7,026	5,361
Other	(1,760)	279	(1,481)

Balance at end of year	¥19,581	¥(5,734)	¥13,847

	Yen in millions
	For the year ended March 31, 2010
	Marketable securities and other securities investments	Derivative financial instruments	Total
Balance at beginning of year	¥19,581	¥(5,734)	¥13,847
Total gains (losses)
Included in earnings	(641)	25,057	24,416
Included in other comprehensive income (loss)	(99)	—	(99)
Purchases, issuances and settlements	(6,376)	(13,582)	(19,958)
Other	669	151	820

Balance at end of year	¥13,134	¥5,892	¥19,026

	Yen in millions
	For the year ended March 31, 2011
	Marketable securities and other securities investments	Derivative financial instruments	Total
Balance at beginning of year	¥13,134	¥5,892	¥19,026
Total gains (losses)
Included in earnings	433	31,338	31,771
Included in other comprehensive income	779	—	779
Purchases, issuances and settlements	(810)	(8,381)	(9,191)
Other	(13,536)	(22,055)	(35,591)

Balance at end of year	¥—	¥6,794	¥6,794

	U.S. dollars in millions
	For the year ended March 31, 2011
	Marketable securities and other securities investments	Derivative financial instruments	Total
Balance at beginning of year	$158	$71	$229
Total gains (losses)
Included in earnings	5	377	382
Included in other comprehensive income	10	—	10
Purchases, issuances and settlements	(10)	(101)	(111)
Other	(163)	(265)	(428)

Balance at end of year	$—	$82	$82

Summary of significant accounting policies - Additional Information (Detail) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Mar. 31, 2011 Year	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)	Mar. 31, 2011 Automobile Loan Minimum	Mar. 31, 2011 Automobile Loan Maximum	Mar. 31, 2011 Finance leases Minimum	Mar. 31, 2011 Finance leases Maximum	Mar. 31, 2011 PPE Buildings Year	Mar. 31, 2011 Machinery and Equipment Year	Mar. 31, 2011 Assets Leased to Others Year
Significant Accounting Policies [Line Items]
Investments in non-public companies stated at cost		Investments in non-public companies in which Toyota does not exercise significant influence (generally less than a 20% ownership interest) are stated at cost.	Investments in non-public companies in which Toyota does not exercise significant influence (generally less than a 20% ownership interest) are stated at cost.
Advertising costs		$ 3,715	¥ 308,903	¥ 304,375	¥ 389,242
Research and development costs		8,783	730,340	725,345	904,075
Contract period						2	7	2	5
Finance receivables on nonaccrual status		303	25,200	26,599
Finance receivables past due over 90 days and still accruing		339	28,218	38,150
Inventories, LIFO basis		1,818	151,183	199,275
Inventory increase had LIFO been replaced by FIFO basis		$ 697	¥ 57,943	¥ 64,099
Property, plant and equipment, estimated useful lives, minimum										2	2	2
Property, plant and equipment, estimated useful lives, maximum										65	20	5
Intangible assets with a definite life, estimated useful lives	5

Finance Receivables on Nonaccrual Status (Detail) In Millions	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2011 Retail USD ( $)	Mar. 31, 2011 Retail JPY ( ¥)	Mar. 31, 2011 Finance leases USD ( $)	Mar. 31, 2011 Finance leases JPY ( ¥)	Mar. 31, 2011 Wholesale JPY ( ¥)	Mar. 31, 2011 Wholesale USD ( $)	Mar. 31, 2011 Real Estate USD ( $)	Mar. 31, 2011 Real Estate JPY ( ¥)	Mar. 31, 2011 Working Capital JPY ( ¥)	Mar. 31, 2011 Working Capital USD ( $)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual Status	$ 303	¥ 25,200	¥ 26,599	$ 32	¥ 2,633	$ 14	¥ 1,136	¥ 6,722	$ 81	$ 173	¥ 14,437	¥ 272	$ 3

Finance Receivables Past Due Over 90 Days and Still Accruing (Detail) In Millions	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2011 Retail USD ( $)	Mar. 31, 2011 Retail JPY ( ¥)	Mar. 31, 2011 Finance leases USD ( $)	Mar. 31, 2011 Finance leases JPY ( ¥)
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables past due over 90 days and still accruing	$ 339	¥ 28,218	¥ 38,150	$ 285	¥ 23,734	$ 54	¥ 4,484

U.S. dollar amounts - Additional Information (Detail)	12 Months Ended
Mar. 31, 2011
Intercompany Foreign Currency Balance [Line Items]
Translation for yen per U.S. dollar	These translations should not be construed as representations that the yen amounts actually represent, or have been or could be converted into, U.S. dollars. For this purpose, the rate of ¥83.15 U.S. $1, the approximate current exchange rate at March 31, 2011, was used for the translation of the accompanying consolidated financial amounts of Toyota as of and for the year ended March 31, 2011.

Supplemental cash flow information - Additional Information (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)
Schedule of Cash Flow, Supplemental [Line Items]
Cash payments for income taxes	$ 2,543	¥ 211,487	¥ (207,278)	¥ 563,368
Interest payments	4,605	382,903	445,049	614,017
Capital lease obligations incurred	$ 126	¥ 10,478	¥ 3,400	¥ 28,953

Marketable Securities and Other Securities Investments Include Government Bonds and Common Stocks for which the Aggregate Cost, Gross Unrealized Gains and Losses (Detail) In Millions	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2011 Fair Value, Estimate Not Practicable, Carrying (Reported) Amount JPY ( ¥)	Mar. 31, 2011 Fair Value, Estimate Not Practicable, Carrying (Reported) Amount USD ( $)	Mar. 31, 2010 Fair Value, Estimate Not Practicable, Carrying (Reported) Amount JPY ( ¥)	Mar. 31, 2011 Fair Value, Estimate Not Practicable, Carrying (Reported) Amount Common stocks USD ( $)	Mar. 31, 2011 Fair Value, Estimate Not Practicable, Carrying (Reported) Amount Common stocks JPY ( ¥)	Mar. 31, 2010 Fair Value, Estimate Not Practicable, Carrying (Reported) Amount Common stocks JPY ( ¥)	Mar. 31, 2011 Fair Value, Estimate Not Practicable, Carrying (Reported) Amount Other debt securities USD ( $)	Mar. 31, 2011 Fair Value, Estimate Not Practicable, Carrying (Reported) Amount Other debt securities JPY ( ¥)	Mar. 31, 2010 Fair Value, Estimate Not Practicable, Carrying (Reported) Amount Other debt securities JPY ( ¥)	Mar. 31, 2011 Government bonds USD ( $)	Mar. 31, 2011 Government bonds JPY ( ¥)	Mar. 31, 2010 Government bonds JPY ( ¥)	Mar. 31, 2011 Common stocks USD ( $)	Mar. 31, 2011 Common stocks JPY ( ¥)	Mar. 31, 2010 Common stocks JPY ( ¥)	Mar. 31, 2011 Other debt securities USD ( $)	Mar. 31, 2011 Other debt securities JPY ( ¥)	Mar. 31, 2010 Other debt securities JPY ( ¥)
Schedule of Gain (Loss) on Investments, Including Marketable Securities and Investments Held at Cost, Income Statement, Reported Amounts, Summary [Line Items]
Cost	$ 52,989	¥ 4,406,028	¥ 3,654,550	¥ 132,272	$ 1,591	¥ 120,477	$ 1,313	¥ 109,203	¥ 95,304	$ 278	¥ 23,069	¥ 25,173	$ 38,175	¥ 3,174,236	¥ 2,695,248	$ 8,063	¥ 670,405	¥ 555,526	$ 6,751	¥ 561,387	¥ 403,776
Gross unrealized gains	5,241	435,792	411,486										261	21,712	24,228	4,788	398,140	369,670	192	15,940	17,588
Gross unrealized losses	2,134	177,470	137,069										827	68,778	64,647	1,303	108,316	72,421	4	376	1
Fair value	$ 56,096	¥ 4,664,350	¥ 3,928,967										$ 37,609	¥ 3,127,170	¥ 2,654,829	$ 11,548	¥ 960,229	¥ 852,775	$ 6,939	¥ 576,951	¥ 421,363

Marketable securities and other securities investments - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)	Mar. 31, 2011 Bonds Japan	Mar. 31, 2010 Bonds Japan	Mar. 31, 2011 Bonds US And European Government	Mar. 31, 2010 Bonds US And European Government	Mar. 31, 2011 Common stocks Japan Available-for-sale Securities	Mar. 31, 2010 Common stocks Japan Available-for-sale Securities	Mar. 31, 2011 Debt securities Available-for-sale Securities Year	Mar. 31, 2010 Debt securities Available-for-sale Securities Year
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Percentage of assets					77.00%	76.00%	23.00%	24.00%	86.00%	88.00%
Maturity period for securities											1	1
Maturity period for securities											10	10
Proceeds from sales of available-for-sale securities	$ 2,273	¥ 189,037	¥ 77,025	¥ 800,422
Gross realized gains on sales of available-for-sale securities	108	8,974	3,186	35,694
Gross realized losses on sales of available-for-sale securities	1	87	7	1,856
Impairment losses recognized on available-for-sale securities	$ 95	¥ 7,915	¥ 2,486	¥ 220,920

Summary of Finance Receivables (Detail) In Millions	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2011 Retail USD ( $)	Mar. 31, 2011 Retail JPY ( ¥)	Mar. 31, 2010 Retail JPY ( ¥)	Mar. 31, 2011 Finance leases USD ( $)	Mar. 31, 2011 Finance leases JPY ( ¥)	Mar. 31, 2010 Finance leases JPY ( ¥)	Mar. 31, 2011 Wholesale and other dealer loans USD ( $)	Mar. 31, 2011 Wholesale and other dealer loans JPY ( ¥)	Mar. 31, 2010 Wholesale and other dealer loans JPY ( ¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables	$ 123,177	¥ 10,242,198	¥ 10,445,891	$ 85,730	¥ 7,128,453	¥ 7,162,082	$ 13,508	¥ 1,123,188	¥ 1,232,508	$ 23,939	¥ 1,990,557	¥ 2,051,301
Deferred origination costs	1,256	104,391	109,747
Unearned income	(5,968)	(496,235)	(482,983)
Allowance for credit losses	(1,886)	(156,803)	(232,479)	(1,109)	(92,199)	(160,351)	(433)	(36,024)	(36,917)	(344)	(28,580)	(35,211)
Total finance receivables, net	116,579	9,693,551	9,840,176	85,730	7,128,453		9,680	804,871		23,939	1,990,557
Less - Current portion	(49,751)	(4,136,805)	(4,209,496)
Noncurrent finance receivables, net	$ 66,828	¥ 5,556,746	¥ 5,630,680

Finance receivables - Additional Information (Detail) (Wholesale and other dealer loans, Financing receivable)	Mar. 31, 2011	Mar. 31, 2010
North America
Percentage of assets	59.00%	61.90%
Europe
Percentage of assets	10.40%	10.30%
Asia
Percentage of assets	5.80%	4.70%
Other Countries
Percentage of assets	12.10%	10.30%
Japan
Percentage of assets	12.70%	12.80%

Summary of Contractual Maturities (Detail) In Millions	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2011 Retail USD ( $)	Mar. 31, 2011 Retail JPY ( ¥)	Mar. 31, 2011 Finance leases USD ( $)	Mar. 31, 2011 Finance leases JPY ( ¥)	Mar. 31, 2011 Wholesale and other dealer loans USD ( $)	Mar. 31, 2011 Wholesale and other dealer loans JPY ( ¥)
Schedule of Operating Leases [Line Items]
2012				$ 29,212	¥ 2,429,001	$ 3,922	¥ 326,116	$ 18,394	¥ 1,529,447
2013				21,143	1,758,024	2,602	216,387	1,284	106,809
2014				16,164	1,343,998	1,985	165,018	1,846	153,470
2015				10,966	911,785	753	62,632	630	52,361
2016				5,347	444,633	338	28,095	721	59,945
Thereafter				2,898	241,012	80	6,623	1,064	88,525
Total finance receivables, net	$ 116,579	¥ 9,693,551	¥ 9,840,176	$ 85,730	¥ 7,128,453	$ 9,680	¥ 804,871	$ 23,939	¥ 1,990,557

Summary of Finance Leases (Detail) In Millions	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)
Schedule of Finance Lease Obligations [Line Items]
Minimum lease payments	$ 9,680	¥ 804,871	¥ 903,201
Estimated unguaranteed residual values	3,828	318,317	329,307
Capital Leases, Net Investment in Direct Financing Leases, Gross, Total	13,508	1,123,188	1,232,508
Deferred origination costs	65	5,406	6,423
Less - Unearned income	(1,256)	(104,419)	(121,664)
Less - Allowance for credit losses	(433)	(36,024)	(36,917)
Finance leases, net	$ 11,884	¥ 988,151	¥ 1,080,350

Amount of the Finance Receivables Segregated into Aging Categories Based on the Number of Days Outstanding (Detail) In Millions	Mar. 31, 2011 Retail USD ( $)	Mar. 31, 2011 Retail JPY ( ¥)	Mar. 31, 2011 Finance leases USD ( $)	Mar. 31, 2011 Finance leases JPY ( ¥)	Mar. 31, 2011 Wholesale JPY ( ¥)	Mar. 31, 2011 Wholesale USD ( $)	Mar. 31, 2011 Real Estate USD ( $)	Mar. 31, 2011 Real Estate JPY ( ¥)	Mar. 31, 2011 Working Capital JPY ( ¥)	Mar. 31, 2011 Working Capital USD ( $)
Current	$ 84,392	¥ 7,017,171	$ 13,367	¥ 1,111,453	¥ 897,971	$ 10,799	$ 5,950	¥ 494,700	¥ 593,516	$ 7,138
31-60 days past due	867	72,082	72	5,968	2,260	27	5	404	44	1
61-90 days past due	186	15,466	15	1,283	355	4	0	34	0	0
Over 90 days past due	285	23,734	54	4,484	74	1	7	621	578	7
Total	$ 85,730	¥ 7,128,453	$ 13,508	¥ 1,123,188	¥ 900,660	$ 10,831	$ 5,962	¥ 495,759	¥ 594,138	$ 7,146

Recorded Investment for each Credit Quality of the Finance Receivable within the Wholesale and Other Dealer Loan Receivables Portfolio Segment in the United States and Other Regions (Detail)
In Millions	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2011 Wholesale United States Wholesale and other dealer loans USD ( $)	Mar. 31, 2011 Wholesale United States Wholesale and other dealer loans JPY ( ¥)	Mar. 31, 2011 Wholesale United States Wholesale and other dealer loans Performing USD ( $)	Mar. 31, 2011 Wholesale United States Wholesale and other dealer loans Performing JPY ( ¥)	Mar. 31, 2011 Wholesale United States Wholesale and other dealer loans Credit Watch JPY ( ¥)	Mar. 31, 2011 Wholesale United States Wholesale and other dealer loans Credit Watch USD ( $)	Mar. 31, 2011 Wholesale United States Wholesale and other dealer loans At Risk JPY ( ¥)	Mar. 31, 2011 Wholesale United States Wholesale and other dealer loans At Risk USD ( $)	Mar. 31, 2011 Wholesale United States Wholesale and other dealer loans Default JPY ( ¥)	Mar. 31, 2011 Wholesale United States Wholesale and other dealer loans Default USD ( $)	Mar. 31, 2011 Wholesale Other Regions Wholesale and other dealer loans JPY ( ¥)	Mar. 31, 2011 Wholesale Other Regions Wholesale and other dealer loans USD ( $)	Mar. 31, 2011 Wholesale Other Regions Wholesale and other dealer loans Performing JPY ( ¥)	Mar. 31, 2011 Wholesale Other Regions Wholesale and other dealer loans Performing USD ( $)	Mar. 31, 2011 Wholesale Other Regions Wholesale and other dealer loans Default USD ( $)	Mar. 31, 2011 Wholesale Other Regions Wholesale and other dealer loans Default JPY ( ¥)	Mar. 31, 2011 Real Estate United States Wholesale and other dealer loans USD ( $)	Mar. 31, 2011 Real Estate United States Wholesale and other dealer loans JPY ( ¥)	Mar. 31, 2011 Real Estate United States Wholesale and other dealer loans Performing USD ( $)	Mar. 31, 2011 Real Estate United States Wholesale and other dealer loans Performing JPY ( ¥)	Mar. 31, 2011 Real Estate United States Wholesale and other dealer loans Credit Watch USD ( $)	Mar. 31, 2011 Real Estate United States Wholesale and other dealer loans Credit Watch JPY ( ¥)	Mar. 31, 2011 Real Estate United States Wholesale and other dealer loans At Risk USD ( $)	Mar. 31, 2011 Real Estate United States Wholesale and other dealer loans At Risk JPY ( ¥)	Mar. 31, 2011 Real Estate United States Wholesale and other dealer loans Default USD ( $)	Mar. 31, 2011 Real Estate United States Wholesale and other dealer loans Default JPY ( ¥)	Mar. 31, 2011 Real Estate Other Regions Wholesale and other dealer loans USD ( $)	Mar. 31, 2011 Real Estate Other Regions Wholesale and other dealer loans JPY ( ¥)	Mar. 31, 2011 Real Estate Other Regions Wholesale and other dealer loans Performing JPY ( ¥)	Mar. 31, 2011 Real Estate Other Regions Wholesale and other dealer loans Performing USD ( $)	Mar. 31, 2011 Real Estate Other Regions Wholesale and other dealer loans Default JPY ( ¥)	Mar. 31, 2011 Real Estate Other Regions Wholesale and other dealer loans Default USD ( $)	Mar. 31, 2011 Working Capital United States Wholesale and other dealer loans USD ( $)	Mar. 31, 2011 Working Capital United States Wholesale and other dealer loans JPY ( ¥)	Mar. 31, 2011 Working Capital United States Wholesale and other dealer loans Performing USD ( $)	Mar. 31, 2011 Working Capital United States Wholesale and other dealer loans Performing JPY ( ¥)	Mar. 31, 2011 Working Capital United States Wholesale and other dealer loans Credit Watch USD ( $)	Mar. 31, 2011 Working Capital United States Wholesale and other dealer loans Credit Watch JPY ( ¥)	Mar. 31, 2011 Working Capital United States Wholesale and other dealer loans At Risk USD ( $)	Mar. 31, 2011 Working Capital United States Wholesale and other dealer loans At Risk JPY ( ¥)	Mar. 31, 2011 Working Capital United States Wholesale and other dealer loans Default USD ( $)	Mar. 31, 2011 Working Capital United States Wholesale and other dealer loans Default JPY ( ¥)	Mar. 31, 2011 Working Capital Other Regions Wholesale and other dealer loans USD ( $)	Mar. 31, 2011 Working Capital Other Regions Wholesale and other dealer loans JPY ( ¥)	Mar. 31, 2011 Working Capital Other Regions Wholesale and other dealer loans Performing USD ( $)	Mar. 31, 2011 Working Capital Other Regions Wholesale and other dealer loans Performing JPY ( ¥)	Mar. 31, 2011 Working Capital Other Regions Wholesale and other dealer loans Default USD ( $)	Mar. 31, 2011 Working Capital Other Regions Wholesale and other dealer loans Default JPY ( ¥)	Mar. 31, 2011 United States Wholesale and other dealer loans JPY ( ¥)	Mar. 31, 2011 United States Wholesale and other dealer loans USD ( $)	Mar. 31, 2011 United States Wholesale and other dealer loans Performing JPY ( ¥)	Mar. 31, 2011 United States Wholesale and other dealer loans Performing USD ( $)	Mar. 31, 2011 United States Wholesale and other dealer loans Credit Watch USD ( $)	Mar. 31, 2011 United States Wholesale and other dealer loans Credit Watch JPY ( ¥)	Mar. 31, 2011 United States Wholesale and other dealer loans At Risk USD ( $)	Mar. 31, 2011 United States Wholesale and other dealer loans At Risk JPY ( ¥)	Mar. 31, 2011 United States Wholesale and other dealer loans Default USD ( $)	Mar. 31, 2011 United States Wholesale and other dealer loans Default JPY ( ¥)	Mar. 31, 2011 Other Regions Wholesale and other dealer loans USD ( $)	Mar. 31, 2011 Other Regions Wholesale and other dealer loans JPY ( ¥)	Mar. 31, 2011 Other Regions Wholesale and other dealer loans Performing JPY ( ¥)	Mar. 31, 2011 Other Regions Wholesale and other dealer loans Performing USD ( $)	Mar. 31, 2011 Other Regions Wholesale and other dealer loans Default JPY ( ¥)	Mar. 31, 2011 Other Regions Wholesale and other dealer loans Default USD ( $)
Finance Receivable	$ 123,177	¥ 10,242,198	¥ 10,445,891	$ 6,859	¥ 570,363	$ 6,073	¥ 504,960	¥ 58,106	$ 698	¥ 6,494	$ 78	¥ 803	$ 10	¥ 330,297	$ 3,972	¥ 315,744	$ 3,797	$ 175	¥ 14,553	$ 4,073	¥ 338,692	$ 3,409	¥ 283,450	$ 505	¥ 41,967	$ 148	¥ 12,344	$ 11	¥ 931	$ 1,889	¥ 157,067	¥ 151,020	$ 1,816	¥ 6,047	$ 73	$ 1,257	¥ 104,464	$ 1,089	¥ 90,545	$ 147	¥ 12,198	$ 13	¥ 1,066	$ 8	¥ 655	$ 5,889	¥ 489,674	$ 5,845	¥ 485,974	$ 44	¥ 3,700	¥ 1,013,519	$ 12,189	¥ 878,955	$ 10,571	$ 1,350	¥ 112,271	$ 239	¥ 19,904	$ 29	¥ 2,389	$ 11,750	¥ 977,038	¥ 952,738	$ 11,458	¥ 24,300	$ 292

Impaired Finance Receivables (Detail) (Wholesale and other dealer loans) In Millions	Mar. 31, 2011 Wholesale Impaired Financing Receivable with Related allowance JPY ( ¥)	Mar. 31, 2011 Wholesale Impaired Financing Receivable with Related allowance USD ( $)	Mar. 31, 2011 Wholesale Impaired Financing Receivable with No Related allowance USD ( $)	Mar. 31, 2011 Wholesale Impaired Financing Receivable with No Related allowance JPY ( ¥)	Mar. 31, 2011 Wholesale USD ( $)	Mar. 31, 2011 Wholesale JPY ( ¥)	Mar. 31, 2011 Real Estate Impaired Financing Receivable with Related allowance USD ( $)	Mar. 31, 2011 Real Estate Impaired Financing Receivable with Related allowance JPY ( ¥)	Mar. 31, 2011 Real Estate USD ( $)	Mar. 31, 2011 Real Estate JPY ( ¥)	Mar. 31, 2011 Working Capital Impaired Financing Receivable with Related allowance JPY ( ¥)	Mar. 31, 2011 Working Capital Impaired Financing Receivable with Related allowance USD ( $)	Mar. 31, 2011 Working Capital Impaired Financing Receivable with No Related allowance USD ( $)	Mar. 31, 2011 Working Capital Impaired Financing Receivable with No Related allowance JPY ( ¥)	Mar. 31, 2011 Working Capital USD ( $)	Mar. 31, 2011 Working Capital JPY ( ¥)	Mar. 31, 2011 Impaired Financing Receivable with Related allowance USD ( $)	Mar. 31, 2011 Impaired Financing Receivable with Related allowance JPY ( ¥)	Mar. 31, 2010 Impaired Financing Receivable with Related allowance JPY ( ¥)	Mar. 31, 2011 Impaired Financing Receivable with No Related allowance USD ( $)	Mar. 31, 2011 Impaired Financing Receivable with No Related allowance JPY ( ¥)	Mar. 31, 2010 Impaired Financing Receivable with No Related allowance JPY ( ¥)	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)
Impaired finance receivables with specific reserves	¥ 7,192	$ 86	$ 154	¥ 12,745	$ 240	¥ 19,937	$ 219	¥ 18,173	$ 219	¥ 18,173	¥ 4,841	$ 58	$ 3	¥ 272	$ 61	¥ 5,113	$ 363	¥ 30,206	¥ 37,273	$ 157	¥ 13,017	¥ 1,582	$ 520	¥ 43,223	¥ 38,855
Allowance for credit losses recorded for impaired finance receivables					11	896			79	6,553					41	3,436							131	10,885	14,000
Average impaired finance receivables					195	16,231			235	19,545					60	4,979							490	40,755	42,581
Interest recognized on impaired finance receivables					$ 2	¥ 171			$ 6	¥ 514					$ 1	¥ 86							$ 9	¥ 771	¥ 464

Summary of Inventories (Detail) In Millions	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)
Inventory Disclosure [Line Items]
Finished goods	$ 8,602	¥ 715,272	¥ 885,005
Raw materials	3,605	299,755	265,493
Work in process	2,626	218,335	199,267
Supplies and other	852	70,880	72,608
Inventory, Net, Total	$ 15,685	¥ 1,304,242	¥ 1,422,373

Summary of Vehicles and Equipment on Operating Lease (Detail) In Millions	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2011 Vehicles JPY ( ¥)	Mar. 31, 2011 Vehicles USD ( $)	Mar. 31, 2010 Vehicles JPY ( ¥)	Mar. 31, 2011 Equipment JPY ( ¥)	Mar. 31, 2011 Equipment USD ( $)	Mar. 31, 2010 Equipment JPY ( ¥)
Property, Plant, and Equipment Disclosure [Line Items]
Property Subject to or Available for Operating Lease, Gross	$ 29,969	¥ 2,491,946	¥ 2,613,248	¥ 2,404,032	$ 28,912	¥ 2,516,948	¥ 87,914	$ 1,057	¥ 96,300
Less - Accumulated depreciation	(7,964)	(662,255)	(791,169)
Vehicles and equipment on operating leases, net	$ 22,005	¥ 1,829,691	¥ 1,822,079

Vehicles and equipment on operating leases - Additional Information (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)
Rental income from vehicles and equipment on operating leases	$ 5,718	¥ 475,472	¥ 496,729	¥ 560,251

Future Minimum Rentals from Vehicles and Equipment on Operating Leases (Detail) In Millions	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)
Schedule of Capital Lease Obligations [Line Items]
2012	$ 4,518	¥ 375,712
2013	3,082	256,231
2014	1,330	110,583
2015	320	26,645
2016	79	6,547
Thereafter	66	5,487
Total minimum future rentals	$ 9,395	¥ 781,205

Allowance for Doubtful Accounts Relating to Trade Accounts and Notes Receivable (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for doubtful accounts at beginning of year	$ 562	¥ 46,706	¥ 48,006	¥ 52,063
Provision for doubtful accounts, net of reversal	22	1,806	1,905	(1,663)
Write-offs	(33)	(2,690)	(1,357)	(1,695)
Other	(21)	(1,775)	(1,848)	(699)
Allowance for doubtful accounts at end of year	$ 530	¥ 44,047	¥ 46,706	¥ 48,006

Allowance for doubtful accounts and credit losses - Additional Information (Detail) In Millions	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2011 Wholesale and other dealer loans USD ( $)	Mar. 31, 2011 Wholesale and other dealer loans JPY ( ¥)
Allowance for doubtful accounts, non-current	$ 387	¥ 32,191	¥ 32,971
Allowance for credit losses, individually evaluated				131	10,885
Impaired finance receivables with specific reserves				$ 363	¥ 30,206

Allowance for Credit Losses Relating to Finance Receivables and Vehicles and Equipment on Operating Leases (Detail) In Millions	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2011 Finance Receivable and Vehicles and Equipment on Operating Leases JPY ( ¥)	Mar. 31, 2011 Finance Receivable and Vehicles and Equipment on Operating Leases USD ( $)	Mar. 31, 2010 Finance Receivable and Vehicles and Equipment on Operating Leases JPY ( ¥)	Mar. 31, 2009 Finance Receivable and Vehicles and Equipment on Operating Leases JPY ( ¥)
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses at beginning of year	$ 1,886	¥ 156,803	¥ 232,479	¥ 232,479	$ 2,796	¥ 238,932	¥ 117,706
Provision for credit losses				2,334	28	98,870	259,096
Charge-offs				(86,115)	(1,036)	(118,333)	(128,240)
Recoveries				18,268	220	16,137	11,447
Other				649	8	(3,127)	(21,077)
Allowance for credit losses at end of year	$ 1,886	¥ 156,803	¥ 232,479	¥ 167,615	$ 2,016	¥ 232,479	¥ 238,932

Analysis of the Allowance for Credit Losses Above Relating to Retail Receivables Portfolio Segment, Finance Lease Receivables Portfolio Segment and Wholesale and Other Dealer Loan Receivables Portfolio Segment (Detail)
In Millions	12 Months Ended
	Mar. 31, 2011 Retail USD ( $)	Mar. 31, 2011 Retail JPY ( ¥)	Mar. 31, 2011 Finance leases JPY ( ¥)	Mar. 31, 2011 Finance leases USD ( $)	Mar. 31, 2011 Wholesale and other dealer loans JPY ( ¥)	Mar. 31, 2011 Wholesale and other dealer loans USD ( $)
Allowance for credit losses at beginning of year	$ 1,929	¥ 160,350	¥ 36,918	$ 444	¥ 35,211	$ 423
Provision for credit losses	(32)	(2,660)	6,023	73	2,098	26
Charge-offs	(819)	(68,122)	(2,820)	(34)	(5,885)	(71)
Recoveries	170	14,159	288	3	636	8
Other	(139)	(11,528)	(4,385)	(53)	(3,480)	(42)
Allowance for credit losses at end of year	$ 1,109	¥ 92,199	¥ 36,024	$ 433	¥ 28,580	$ 344

Summary of Financial Information for Affiliated Companies Accounted for by the Equity Method (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011 USD ( $) Year Entity	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)	Mar. 31, 2010 Year Entity
Schedule of Equity Method Investments [Line Items]
Current assets	$ 95,895	¥ 7,973,712	¥ 8,034,546
Noncurrent assets	81,965	6,815,361	9,300,307
Total assets	177,860	14,789,073	17,334,853
Current liabilities	61,833	5,141,461	5,056,178
Long-term liabilities and noncontrolling interest	44,822	3,726,952	5,981,054
Affiliated companies accounted for by the equity method shareholders' equity	71,205	5,920,660	6,297,621
Total liabilities and shareholders' equity	177,860	14,789,073	17,334,853
Toyota's share of affiliated companies accounted for by the equity method shareholders' equity	21,864	1,817,988	1,867,440
Number of affiliated companies accounted for by the equity method at end of period	56	56			56
Net revenues	263,068	21,874,143	20,599,586	23,149,968
Gross profit	28,174	2,342,706	2,269,109	2,034,617
Net income attributable to affiliated companies accounted for by the equity method	$ 7,718	¥ 641,771	¥ 317,017	¥ 13,838

Entities Comprising a Significant Portion of Toyota's Investment in Affiliated Companies and Percentage of Ownership (Detail)	Mar. 31, 2011
Denso Corporation
Percentage of ownership	24.70%
Aisin Seiki Co Ltd
Percentage of ownership	23.10%
Toyota Industries Corporation
Percentage of ownership	24.80%
Toyota Tsusho Corporation
Percentage of ownership	21.80%
Toyoda Gosei Co Ltd
Percentage of ownership	43.10%

Affiliated companies and variable interest entities - Additional Information (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)	Mar. 31, 2011 Retail USD ( $)	Mar. 31, 2011 Retail JPY ( ¥)	Mar. 31, 2010 Retail JPY ( ¥)	Mar. 31, 2011 Retail Variable Interest Entity, Primary Beneficiary USD ( $)	Mar. 31, 2011 Retail Variable Interest Entity, Primary Beneficiary JPY ( ¥)	Mar. 31, 2011 Variable Interest Entity, Primary Beneficiary JPY ( ¥)	Mar. 31, 2011 Variable Interest Entity, Primary Beneficiary USD ( $)
Subsidiary or Equity Method Investee [Line Items]
Certain affiliated companies accounted for by the equity method	$ 16,647	¥ 1,384,159	¥ 1,439,090
Affiliated companies aggregate value	17,743	1,475,352	1,711,957
Impairment loss on a certain investment in affiliated company accounted for by the equity method		63,575
Dividends from affiliated companies accounted for by the equity method	1,241	103,169	82,149	114,409
Finance receivables	123,177	10,242,198	10,445,891		85,730	7,128,453	7,162,082	13,364	1,111,212
Restricted cash										64,502	776
Secured debt										¥ 941,613	$ 11,324

Account Balances and Transactions with Affiliated Companies (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)
Schedule of Equity Method Investments [Line Items]
Trade accounts and notes receivable, and other receivables	$ 2,459	¥ 204,447	¥ 274,189
Accounts payable and other payables	4,240	352,538	597,796
Net revenues	19,391	1,612,397	1,600,365	1,585,814
Purchases	$ 43,959	¥ 3,655,185	¥ 3,943,648	¥ 3,918,717

Short-term Borrowings (Detail) In Millions	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)
Short-term Debt [Line Items]
Loans, principally from banks, with a weighted-average interest at March 31, 2010 and March 31, 2011 of 1.55% and of 1.55% per annum, respectively	$ 13,711	¥ 1,140,066	¥ 804,066
Commercial paper with a weighted-average interest at March 31, 2010 and March 31, 2011 of 0.44% and of 0.44% per annum, respectively	24,521	2,038,943	2,475,607
Short-term borrowings	$ 38,232	¥ 3,179,009	¥ 3,279,673

Short-term Borrowings (Parenthetical) (Detail)	Mar. 31, 2011	Mar. 31, 2010
Short Term Bank Loans and Notes Payable
Short-term Debt [Line Items]
Short-term borrowings, weighted-average interest rate	1.57%	1.55%
Commercial Paper
Short-term Debt [Line Items]
Short-term borrowings, weighted-average interest rate	0.67%	0.44%
Commercial Paper
Short-term Debt [Line Items]
Short-term borrowings, weighted-average interest rate	0.67%	0.44%

Short-term borrowings and long-term debt - Additional Information (Detail) In Millions, unless otherwise specified	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2011 Secured Loans by Finance Receivables Securitization JPY ( ¥)	Mar. 31, 2011 Secured Loans by Finance Receivables Securitization USD ( $)	Mar. 31, 2011 Commercial Paper JPY ( ¥)	Mar. 31, 2011 Commercial Paper USD ( $)	Mar. 31, 2011 Long-Term Debt Currency, Japanese Yen	Mar. 31, 2011 Long-Term Debt Currency, U.S. Dollar	Mar. 31, 2011 Long-Term Debt Currency, Euro	Mar. 31, 2011 Long-Term Debt Other Foreign Currency Denominated Debt
Debt Disclosure [Line Items]
Loans, principally from banks	$ 13,711	¥ 1,140,066	¥ 804,066	¥ 335,539	$ 4,035
Unused short-term lines of credit	23,504	1,954,330				464,564	5,587
Percentage of debt								31.00%	24.00%	12.00%	33.00%
Assets pledged as collateral mainly for certain debt obligations of subsidiaries	688	57,237
Other assets pledged as collateral mainly for certain debt obligations of subsidiaries	13,577	1,128,957
Unused long-term lines of credit	$ 97,100	¥ 8,073,898

Long-term Debt (Detail) In Millions	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2011 Unsecured Debt Consolidated Subsidiaries USD ( $)	Mar. 31, 2011 Unsecured Debt Consolidated Subsidiaries JPY ( ¥)	Mar. 31, 2010 Unsecured Debt Consolidated Subsidiaries JPY ( ¥)	Mar. 31, 2011 Unsecured Debt Parent Company JPY ( ¥)	Mar. 31, 2011 Unsecured Debt Parent Company USD ( $)	Mar. 31, 2010 Unsecured Debt Parent Company JPY ( ¥)	Mar. 31, 2011 Unsecured Debt Bank Loan Obligations JPY ( ¥)	Mar. 31, 2011 Unsecured Debt Bank Loan Obligations USD ( $)	Mar. 31, 2010 Unsecured Debt Bank Loan Obligations JPY ( ¥)	Mar. 31, 2011 Secured Debt Finance Receivables Securitization JPY ( ¥)	Mar. 31, 2011 Secured Debt Finance Receivables Securitization USD ( $)	Mar. 31, 2010 Secured Debt Finance Receivables Securitization JPY ( ¥)	Mar. 31, 2011 Medium-term Notes Consolidated Subsidiaries USD ( $)	Mar. 31, 2011 Medium-term Notes Consolidated Subsidiaries JPY ( ¥)	Mar. 31, 2010 Medium-term Notes Consolidated Subsidiaries JPY ( ¥)	Mar. 31, 2011 Capital lease Obligations USD ( $)	Mar. 31, 2011 Capital lease Obligations JPY ( ¥)	Mar. 31, 2010 Capital lease Obligations JPY ( ¥)
Debt Instrument [Line Items]
Long-term debt				$ 16,227	¥ 1,349,307	¥ 1,473,732	¥ 530,000	$ 6,374	¥ 580,000	¥ 3,386,854	$ 40,732	¥ 2,942,012	¥ 619,380	$ 7,449	¥ 381,307	$ 39,863	¥ 3,314,589	¥ 3,814,439
Long-term capital lease obligations																			263	21,917	42,243
Long Term Debt and Capital Lease Obligations, Current and Noncurrent	110,908	9,222,047	9,233,733
Less - Current portion due within one year	(33,347)	(2,772,827)	(2,218,324)
Debt and Capital Lease Obligations	$ 77,561	¥ 6,449,220	¥ 7,015,409

Long-term Debt (Parenthetical) (Detail)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Unsecured Debt | Consolidated Subsidiaries
Debt Instrument [Line Items]
Debt maturity, start	2011	2010
Debt maturity, end	2031	2031
Unsecured Debt | Consolidated Subsidiaries | Lower Limit
Debt Instrument [Line Items]
Long-term debt, interest rate	0.27%	0.25%
Unsecured Debt | Consolidated Subsidiaries | Upper Limit
Debt Instrument [Line Items]
Long-term debt, interest rate	15.48%	17.03%
Medium-term Notes | Consolidated Subsidiaries
Debt Instrument [Line Items]
Debt maturity, start	2011	2010
Debt maturity, end	2047	2047
Medium-term Notes | Consolidated Subsidiaries | Lower Limit
Debt Instrument [Line Items]
Long-term debt, interest rate	0.01%	0.04%
Medium-term Notes | Consolidated Subsidiaries | Upper Limit
Debt Instrument [Line Items]
Long-term debt, interest rate	15.25%	15.25%
Unsecured Debt | Parent Company
Debt Instrument [Line Items]
Debt maturity, start	2012	2010
Debt maturity, end	2019	2019
Unsecured Debt | Parent Company | Lower Limit
Debt Instrument [Line Items]
Long-term debt, interest rate	1.07%	1.07%
Unsecured Debt | Parent Company | Upper Limit
Debt Instrument [Line Items]
Long-term debt, interest rate	3.00%	3.00%
Unsecured Debt | Bank Loan Obligations
Debt Instrument [Line Items]
Debt maturity, start	2011	2010
Debt maturity, end	2029	2029
Unsecured Debt | Bank Loan Obligations | Lower Limit
Debt Instrument [Line Items]
Long-term debt, interest rate	0.00%	0.00%
Unsecured Debt | Bank Loan Obligations | Upper Limit
Debt Instrument [Line Items]
Long-term debt, interest rate	29.00%	29.25%
Secured Debt | Finance Receivables Securitization
Debt Instrument [Line Items]
Debt maturity, start	2011	2010
Debt maturity, end	2050	2019
Secured Debt | Finance Receivables Securitization | Lower Limit
Debt Instrument [Line Items]
Long-term debt, interest rate	0.37%	0.49%
Secured Debt | Finance Receivables Securitization | Upper Limit
Debt Instrument [Line Items]
Long-term debt, interest rate	5.35%	6.65%
Capital lease Obligations
Debt Instrument [Line Items]
Debt maturity, start	2011	2010
Debt maturity, end	2028	2028
Capital lease Obligations | Lower Limit
Debt Instrument [Line Items]
Long-term debt, interest rate	0.38%	0.43%
Capital lease Obligations | Upper Limit
Debt Instrument [Line Items]
Long-term debt, interest rate	14.40%	14.40%

Aggregate Amounts of Annual Maturities of Long-term Debt During the Next Five Years (Detail) In Millions	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)
Debt Outstanding [Line Items]
2012	$ 33,347	¥ 2,772,827
2013	22,063	1,834,556
2014	18,312	1,522,659
2015	10,825	900,120
2016	$ 13,307	¥ 1,106,492

Net Change in Liabilities for Quality Assurances (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)
Product Liability Contingency [Line Items]
Liabilities for quality assurances at beginning of year	$ 8,183	¥ 680,408	¥ 568,834	¥ 499,987
Payments made during year	(5,734)	(476,771)	(425,976)	(407,675)
Provision for quality assurances	7,074	588,224	558,190	526,503
Changes relating to pre-existing quality assurances	(20)	(1,701)	(21,606)	(17,869)
Other	(310)	(25,791)	966	(32,112)
Liabilities for quality assurances at end of year	$ 9,193	¥ 764,369	¥ 680,408	¥ 568,834

Net Changes in Liabilities for Recalls and Other Safety Measures which are Comprised in Liabilities for Quality Assurances Above (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)		Mar. 31, 2009 JPY ( ¥)
Liabilities for recalls and other safety measures at beginning of year	$ 3,625	¥ 301,422	¥ 139,577		¥ 53,603
Payments made during year	(3,164)	(263,096)	(89,796)		(69,812)
Provision for recalls and other safety measures	4,290	356,749	256,981	[1]	159,899
Other	(67)	(5,576)	(5,340)		(4,113)
Liabilities for recalls and other safety measures at end of year	$ 4,684	¥ 389,499	¥ 301,422		¥ 139,577

[1]	Toyota has employed an estimation model to accrue of expenses for future recalls and other safety measures at the time of vehicle sale based on the amount estimated from historical experience from the fourth quarter of the fiscal year ended March 31, 2010. This change has resulted in an increase in provision for recalls and other safety measures in this table by ¥105,698 million.

Net Changes in Liabilities for Recalls and Other Safety Measures which are Comprised in Liabilities for Quality Assurances Above (Parenthetical) (Detail) (JPY ¥) In Millions	12 Months Ended
Mar. 31, 2010
Increase in provision for recalls and other safety measures	¥ 105,698

Components of Income (loss) Before Income Taxes (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)
Income (loss) before income taxes:
Parent company and domestic subsidiaries	$ (3,346)	¥ (278,229)	¥ (114,569)	¥ (224,965)
Foreign subsidiaries	10,120	841,519	406,037	(335,416)
Income (loss) before income taxes and equity in earnings of affiliated companies	$ 6,774	¥ 563,290	¥ 291,468	¥ (560,381)

Provision for Income Taxes (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)	Mar. 31, 2011 Parent Company And Domestic Subsidiaries USD ( $)	Mar. 31, 2011 Parent Company And Domestic Subsidiaries JPY ( ¥)	Mar. 31, 2010 Parent Company And Domestic Subsidiaries JPY ( ¥)	Mar. 31, 2009 Parent Company And Domestic Subsidiaries JPY ( ¥)	Mar. 31, 2011 International Subsidiaries USD ( $)	Mar. 31, 2011 International Subsidiaries JPY ( ¥)	Mar. 31, 2010 International Subsidiaries JPY ( ¥)	Mar. 31, 2009 International Subsidiaries JPY ( ¥)
Current income tax expense:
Current income tax expense	$ 2,731	¥ 227,111	¥ 67,127	¥ 138,548	$ 1,026	¥ 85,290	¥ 65,971	¥ 65,684	$ 1,705	¥ 141,821	¥ 1,156	¥ 72,864
Deferred income tax expense (benefit):
Deferred income tax expense (benefit)	1,031	85,710	25,537	(194,990)	(532)	(44,268)	(126,716)	(26,472)	1,563	129,978	152,253	(168,518)
Provision for income taxes	$ 3,762	¥ 312,821	¥ 92,664	¥ (56,442)

Income taxes - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended					12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2011 Japan	Mar. 31, 2010 Japan	Mar. 31, 2009 Japan	Mar. 31, 2011 Lower Limit	Mar. 31, 2011 Upper Limit
Income Taxes [Line Items]
Statutory tax rate	40.20%	40.20%	40.20%			40.20%	40.20%	40.20%
Undistributed earnings of foreign subsidiaries	$ 32,587			¥ 2,709,626
Undistributed earnings of foreign subsidiaries, additional tax provision, estimate	1,214			100,957
Operating loss carryforwards for tax purposes	10,759			894,587
Tax credit carryforwards	$ 1,531			¥ 127,289	¥ 73,061
Expiration date for operating loss carryforwards									2012	2030
Expiration date for tax credit carryforwards									2012	2014

Reconciliation of Differences Between Statutory Tax Rate and Effective Income Tax Rate (Detail)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Reconciliation of Statutory Federal Tax Rate [Line Items]
Statutory tax rate	40.20%	40.20%	40.20%
Increase (reduction) in taxes resulting from:
Non-deductible expenses	2.20%	1.90%	(5.00%)
Deferred tax liabilities on undistributed earnings of foreign subsidiaries	4.80%	4.40%	(2.50%)
Deferred tax liabilities on undistributed earnings of affiliates accounted for by the equity method	12.60%	(0.60%)	(2.50%)
Valuation allowance	8.10%	11.20%	(25.40%)
Tax credits	(2.60%)	(11.80%)	10.00%
The difference between the statutory tax rate in Japan and that of foreign subsidiaries	(12.10%)	(12.90%)	1.60%
Other	2.30%	(0.60%)	(6.30%)
Effective income tax rate	55.50%	31.80%	10.10%

Significant Components of Deferred Tax Assets and Liabilities (Detail) In Millions	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 USD ( $)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)	Mar. 31, 2008 JPY ( ¥)
Deferred tax assets
Accrued pension and severance costs	$ 2,719	¥ 226,093		¥ 210,268
Accrued expenses and liabilities for quality assurances	4,757	395,513		277,696
Other accrued employees' compensation	1,239	103,020		106,404
Operating loss carryforwards for tax purposes	3,568	296,731		146,114
Tax credit carryforwards	1,531	127,289		73,061
Property, plant and equipment and other assets	2,119	176,229		188,745
Other	3,337	277,449		474,380
Gross deferred tax assets	19,270	1,602,324		1,476,668
Less - Valuation allowance	(3,375)	(280,685)	(2,877)	(239,269)	(208,627)	(82,191)
Total deferred tax assets	15,895	1,321,639		1,237,399
Deferred tax liabilities
Unrealized gains on securities	(1,766)	(146,874)		(147,494)
Undistributed earnings of foreign subsidiaries	(322)	(26,783)		(12,797)
Undistributed earnings of affiliates accounted for by the equity method	(6,961)	(578,756)		(575,929)
Basis difference of acquired assets	(461)	(38,351)		(38,977)
Lease transactions	(6,460)	(537,174)		(457,316)
Gain on securities contribution to employee retirement benefit trust	(800)	(66,523)		(66,523)
Other	(331)	(27,491)		(6,141)
Gross deferred tax liabilities	(17,101)	(1,421,952)		(1,305,177)
Net deferred tax asset (liability)	$ (1,206)	¥ (100,313)		¥ (67,778)

Net Changes in Total Valuation Allowance for Deferred Tax Assets (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)
Valuation Allowance [Line Items]
Valuation allowance at beginning of year	$ 2,877	¥ 239,269	¥ 208,627	¥ 82,191
Additions	671	55,791	46,704	145,707
Deductions	(121)	(10,077)	(14,066)	(3,511)
Other	(52)	(4,298)	(1,996)	(15,760)
Valuation allowance at end of year	$ 3,375	¥ 280,685	¥ 239,269	¥ 208,627

Deferred Tax Assets and Liabilities that Comprise Net Deferred Tax Asset (Liability) (Detail) In Millions	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)
Deferred tax assets
Deferred income taxes (Current assets)	$ 7,287	¥ 605,884	¥ 632,164
Investments and other assets - other	1,429	118,849	122,617
Deferred tax liabilities
Other current liabilities	(179)	(14,919)	(9,338)
Deferred income taxes (Long-term liabilities)	(9,743)	(810,127)	(813,221)
Net deferred tax asset (liability)	$ (1,206)	¥ (100,313)	¥ (67,778)

Summary of Gross Unrecognized Tax Benefits Changes (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Balance at beginning of year	$ 288	¥ 23,965	¥ 46,803	¥ 37,722
Additions based on tax positions related to the current year	3	213	2,702	858
Additions for tax positions of prior years	151	12,564	6,750	35,464
Reductions for tax positions of prior years	(194)	(16,133)	(2,802)	(24,061)
Reductions for tax positions related to lapse of statute of limitations			(106)	(114)
Reductions for settlements	(34)	(2,794)	(27,409)	(128)
Other	(28)	(2,362)	(1,973)	(2,938)
Balance at end of year	$ 186	¥ 15,453	¥ 23,965	¥ 46,803

Changes in the Number of Shares of Common Stock Issued (Detail)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2009	Mar. 31, 2008
Schedule of Weighted Average Number of Diluted Shares Outstanding [Line Items]
Balance at beginning of year	3,447,997,492			3,447,997,492	3,447,997,492
Issuance during the year
Purchase and retirement
Balance at end of year	3,447,997,492	3,447,997,492		3,447,997,492	3,447,997,492

Shareholders' equity - Additional Information (Detail) In Millions, except Per Share data, unless otherwise specified	3 Months Ended	12 Months Ended						3 Months Ended
	Mar. 31, 2008	Mar. 31, 2011 USD ( $)	Jun. 24, 2008 JPY ( ¥)	Feb. 05, 2008 JPY ( ¥)	Jun. 22, 2007 JPY ( ¥)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2008 Treasury stock, at cost JPY ( ¥)	Mar. 31, 2008 Additional paid-in capital JPY ( ¥)	Mar. 31, 2008 Retained earnings JPY ( ¥)	Mar. 31, 2011 Parent Company USD ( $)	Mar. 31, 2011 Parent Company JPY ( ¥)	Mar. 31, 2010 Parent Company JPY ( ¥)
Stockholders Equity Note [Line Items]
Percentage of distributions from surplus appropriated as capital or retained earnings reserve		10.00%
Percentage of stated capital appropriated as capital and retained earnings reserve		25.00%
Retained earnings, reserve		$ 2,057				¥ 171,062	¥ 168,680
Retained earnings, available for dividend payments											64,816	5,389,432	5,478,747
Cash dividends included in retained earnings at year-end											1,131	94,071
Cash dividends per share											$ 0.36	¥ 30
Retained earnings related to the equity in undistributed earnings of companies accounted for by the equity method		16,861				1,401,985
Common stock approved for repurchase, shares			30	12	30
Common stock approved for repurchase, amount			200,000	60,000	250,000
Common stock repurchased, shares			14	10	30
Retirement of common stock, shares	162
Retirement of common stock, amount								¥ (646,681)	¥ (3,499)	¥ (643,182)

Components of Accumulated Other Comprehensive Income (Loss) and Related Changes, Net of Taxes (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)	Mar. 31, 2011 Foreign currency translation adjustments JPY ( ¥)	Mar. 31, 2011 Foreign currency translation adjustments USD ( $)	Mar. 31, 2010 Foreign currency translation adjustments JPY ( ¥)	Mar. 31, 2009 Foreign currency translation adjustments JPY ( ¥)	Mar. 31, 2011 Unrealized gains on securities JPY ( ¥)	Mar. 31, 2011 Unrealized gains on securities USD ( $)	Mar. 31, 2010 Unrealized gains on securities JPY ( ¥)	Mar. 31, 2009 Unrealized gains on securities JPY ( ¥)	Mar. 31, 2011 Pension liability adjustments JPY ( ¥)	Mar. 31, 2011 Pension liability adjustments USD ( $)	Mar. 31, 2010 Pension liability adjustments JPY ( ¥)	Mar. 31, 2009 Pension liability adjustments JPY ( ¥)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), beginning balance	$ (10,184)	¥ (846,835)	¥ (1,107,781)	¥ (241,205)	¥ (872,776)	$ (10,496)	¥ (882,670)	¥ (501,367)	¥ 194,285	$ 2,337	¥ 17,878	¥ 310,979	¥ (168,344)	$ (2,025)	¥ (242,989)	¥ (50,817)
Other comprehensive income (loss)	(3,583)	(297,886)	260,946	(866,576)	(287,613)	(3,459)	9,894	(381,303)	(26,058)	(314)	176,407	(293,101)	15,785	190	74,645	(192,172)
Accumulated other comprehensive income (loss), ending balance	$ (13,767)	¥ (1,144,721)	¥ (846,835)	¥ (1,107,781)	¥ (1,160,389)	$ (13,955)	¥ (872,776)	¥ (882,670)	¥ 168,227	$ 2,023	¥ 194,285	¥ 17,878	¥ (152,559)	$ (1,835)	¥ (168,344)	¥ (242,989)

Component of Other Comprehensive Income (Loss) (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)
Pre-tax amount
Foreign currency translation adjustments	$ (3,539)	¥ (294,279)	¥ 10,809	¥ (391,873)
Unrealized gains (losses) on securities:
Unrealized net holding gains (losses) arising for the year	(384)	(31,899)	277,838	(677,710)
Less: reclassification adjustments for (gains) losses included in net income attributable to Toyota Motor Corporation	(77)	(6,358)	1,852	215,249
Pension liability adjustments	321	26,681	124,526	(319,613)
Other comprehensive income (loss)	(3,679)	(305,855)	415,025	(1,173,947)
Tax amount
Foreign currency translation adjustments	80	6,666	(915)	10,570
Unrealized gains on securities:
Unrealized net holding gains arising for the year	116	9,643	(102,538)	255,890
Less: reclassification adjustments for gains included in net income attributable to Toyota Motor Corporation	31	2,556	(745)	(86,530)
Pension liability adjustments	(131)	(10,896)	(49,881)	127,441
Other comprehensive income (loss)	96	7,969	(154,079)	307,371
Net-of-tax amount
Foreign currency translation adjustments	(3,459)	(287,613)	9,894	(381,303)
Unrealized gains on securities:
Unrealized net holding gains arising for the year	(268)	(22,256)	175,300	(421,820)
Less: reclassification adjustments for gains included in net income attributable to Toyota Motor Corporation	(46)	(3,802)	1,107	128,719
Pension liability adjustments	190	15,785	74,645	(192,172)
Other comprehensive income (loss)	$ (3,583)	¥ (297,886)	¥ 260,946	¥ (866,576)

Stock-based compensation - Additional Information (Detail) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2011 USD ( $) Year Entity	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)	Mar. 31, 2011 Minimum Stock Options Granted After 2002 Year	Mar. 31, 2011 Maximum Stock Options Granted After 2002 Year	Mar. 31, 2011 Stock Options Granted After 2002
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Term of options (in years)	5	5	5	5	6	8
Exercise price ratio							1.025
Typical vesting period							2 years
Stock-based compensation expense related to stock options	$ 30	¥ 2,522	¥ 2,446	¥ 3,015
Weighted-average grant-date fair value of options granted, per share	$ 9	¥ 724	¥ 803	¥ 635
Total intrinsic value of stock options exercised		0	113	97
Cash received from options exercised		0	492	435
Unrecognized stock compensation expense related to stock options granted	$ 20	¥ 1,693
Unrecognized stock compensation expense, expected weighted average period of recognition (in years)	1.1	1.1

Assumptions Used in Estimating the Grant Date Fair Value of Options Using the Black-Scholes Option Pricing Model (Detail)	12 Months Ended
	Mar. 31, 2011 Year	Mar. 31, 2010 Year	Mar. 31, 2009 Year
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Dividend rate	1.50%	2.40%	3.00%
Risk-free interest rate	0.30%	0.70%	1.10%
Expected volatility	32.00%	30.00%	23.00%
Expected holding period (years)	5	5	5

Summary of Toyota's Stock Option Activity (Detail) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥) Year Entity	Mar. 31, 2009 JPY ( ¥) Year
Number of shares
Options outstanding, beginning balance	13,716,700	11,340,700	8,341,600
Granted	3,435,000	3,492,000	3,494,000
Exercised		(157,800)	(119,900)
Canceled	(1,364,900)	(958,200)	(375,000)
Options outstanding, ending balance	15,786,800	13,716,700	11,340,700
Options exercisable at year end	9,347,800	7,515,700	4,971,700
Weighted-average exercise price
Options outstanding, beginning balance	¥ 5,363	¥ 5,631	¥ 6,038
Granted	¥ 3,183	¥ 4,193	¥ 4,726
Exercised		¥ 3,116	¥ 3,626
Canceled	¥ 4,759	¥ 4,646	¥ 6,889
Options outstanding, ending balance	¥ 4,941	¥ 5,363	¥ 5,631
Options exercisable at year end	¥ 5,821	¥ 6,132	¥ 5,302
Weighted-average remaining contractual life in years
Options outstanding, beginning balance	5.23	5.51	5.71
Granted
Exercised
Canceled
Options outstanding, ending balance	5.04	5.23	5.51
Options exercisable at year end	3.79	3.86	3.76
Aggregate intrinsic value
Options outstanding, beginning balance		¥ 1	¥ 1,753
Granted
Exercised	0	113	97
Canceled
Options outstanding, ending balance	565		1
Options exercisable at year end			¥ 1

Summary of Options Outstanding and Options Exercisable (Detail)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)	Mar. 31, 2008 JPY ( ¥)	Mar. 31, 2011 Range 1 USD ( $) Year	Mar. 31, 2011 Range 1 JPY ( ¥) Year	Mar. 31, 2011 Range 2 USD ( $) Year	Mar. 31, 2011 Range 2 JPY ( ¥) Year	Mar. 31, 2011 Range 3 USD ( $) Year	Mar. 31, 2011 Range 3 JPY ( ¥) Year
Share-based Goods and Nonemployee Services Transaction [Line Items]
Outstanding Exercise price range, Lower range						¥ 3,183		¥ 6,001		¥ 3,183
Outstanding Exercise price range, Upper range						¥ 6,000		¥ 7,278		¥ 7,278
Outstanding Number of shares	15,786,800	13,716,700	11,340,700	8,341,600	10,508,800	10,508,800	5,278,000	5,278,000	15,786,800	15,786,800
Outstanding Weighted- average exercise price	¥ 4,941	¥ 5,363	¥ 5,631	¥ 6,038	$ 48	¥ 4,030	$ 81	¥ 6,754	$ 59	¥ 4,941
Outstanding Weighted- average remaining life Years					5.63	5.63	3.87	3.87	5.04	5.04
Exercisable Number of shares	9,347,800	7,515,700	4,971,700		4,069,800	4,069,800	5,278,000	5,278,000	9,347,800	9,347,800
Exercisable Weighted- average exercise price	¥ 5,821	¥ 6,132	¥ 5,302		$ 55	¥ 4,611	$ 81	¥ 6,754	$ 70	¥ 5,821

Information Regarding Defined Benefit Plans (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)
Change in benefit obligation
Benefit obligation at beginning of year	$ 20,767	¥ 1,726,747	¥ 1,632,779
Service cost	991	82,422	75,558
Interest cost	631	52,502	50,559
Plan participants' contributions	13	1,046	657
Plan amendments	(17)	(1,429)	(3,080)
Net actuarial loss	46	3,830	56,843
Acquisition and other	(697)	(57,928)	(2,829)
Benefits paid	(938)	(78,012)	(83,740)
Benefit obligation at end of year	20,796	1,729,178	1,726,747
Change in plan assets
Balance at beginning of year	14,180	1,179,051	979,012
Actual return on plan assets	291	24,216	171,043
Acquisition and other	(474)	(39,374)	158
Employer contributions	1,160	96,458	111,815
Plan participants' contributions	13	1,046	763
Benefits paid	(938)	(78,012)	(83,740)
Balance at end of year	14,232	1,183,385	1,179,051
Funded status	$ 6,564	¥ 545,793	¥ 547,696

Amounts Recognized in the Consolidated Balance Sheet associated with Defined Benefit Plans (Detail) In Millions	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)
Schedule of Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets [Line Items]
Accrued expenses (Accrued pension and severance costs)	$ 297	¥ 24,677	¥ 28,573
Accrued pension and severance costs	8,034	668,022	678,677
Investments and other assets - other (Prepaid pension and severance costs)	(1,767)	(146,906)	(159,554)
Net amount recognized	$ 6,564	¥ 545,793	¥ 547,696

Amounts Recognized in Accumulated Other Comprehensive Income (loss) (Detail) In Millions	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)
Schedule of Pension and Other Postretirment Benefits Recgonized in Accumulated Other Comprehensive Income (Loss) [Line Items]
Net actuarial loss	$ (4,179)	¥ (347,494)	¥ (385,266)
Prior service costs	870	72,324	97,587
Net transition obligation	(20)	(1,626)	(3,570)
Net amount recognized	$ (3,329)	¥ (276,796)	¥ (291,249)

Employee benefit plans - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2011 Japan Equity securities Common stocks	Mar. 31, 2010 Japan Equity securities Common stocks	Mar. 31, 2011 Equity securities Common stocks Foreign	Mar. 31, 2010 Equity securities Common stocks Foreign	Mar. 31, 2011 Japan Debt securities Government bonds	Mar. 31, 2010 Japan Debt securities Government bonds	Mar. 31, 2011 Debt securities Government bonds Foreign	Mar. 31, 2010 Debt securities Government bonds Foreign
Pension and Other Postretirement Benefits Disclosure [Line Items]
Accumulated benefit obligation for all defined benefit pension plans	$ 19,057	¥ 1,584,627	¥ 1,571,061
Estimated prior service costs	(189)	(15,700)
Estimated net actuarial loss	192	16,000
Estimated net transition obligations	23	1,900
Expected contribution to pension plans	$ 1,169	¥ 97,231
Percentage of plan assets invested in equity securities	50.00%	50.00%
Percentage of plan assets invested in debt securities	30.00%	30.00%
Plan asset allocation				51.00%	64.00%	49.00%	36.00%	25.00%	25.00%	75.00%	75.00%

Projected Benefit Obligation, Accumulated Benefit Obligation and Fair Value of Plan Assets for which the Accumulated Benefit Obligations Exceed Plan Assets (Detail) In Millions	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Projected benefit obligation	$ 6,014	¥ 500,046	¥ 508,501
Accumulated benefit obligation	5,449	453,111	452,019
Fair value of plan assets	$ 870	¥ 72,359	¥ 65,905

Components of the Net Periodic Pension Cost (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)
Schedule of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Service cost	$ 991	¥ 82,422	¥ 75,558	¥ 84,206
Interest cost	631	52,502	50,559	52,959
Expected return on plan assets	(509)	(42,364)	(32,251)	(43,053)
Amortization of prior service costs	(289)	(24,032)	(15,063)	(17,677)
Recognized net actuarial loss	194	16,095	27,246	5,752
Amortization of net transition obligation	23	1,944	1,944	1,944
Net periodic pension cost	$ 1,041	¥ 86,567	¥ 107,993	¥ 84,131

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss) (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)
Schedule of Pension and Other Postretirment Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Net actuarial gain (loss)	$ (264)	¥ (21,978)	¥ 81,949	¥ (303,074)
Recognized net actuarial loss	194	16,095	27,246	5,752
Prior service costs	17	1,429	3,080	2,096
Amortization of prior service costs	(289)	(24,032)	(15,063)	(17,677)
Amortization of net transition obligation	23	1,944	1,944	1,944
Other	493	40,995	2,594	17,003
Total recognized in other comprehensive income (loss)	$ 174	¥ 14,453	¥ 101,750	¥ (293,956)

Weighted-Average Assumptions Used to Determine Benefit Obligations (Detail)	Mar. 31, 2011	Mar. 31, 2010
Discount rate	2.80%	2.80%
Lower Limit
Rate of compensation increase	0.80%	0.50%
Upper Limit
Rate of compensation increase	11.00%	10.00%

Weighted-Average Assumptions Used to Determine Net Periodic Pension Cost (Detail)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Discount rate	2.80%	2.80%	2.80%
Expected return on plan assets	3.80%	3.60%	3.60%
Lower Limit
Rate of compensation increase	0.50%	0.10%	0.10%
Upper Limit
Rate of compensation increase	10.00%	10.00%	10.00%

Summary of the Fair Value of Classes of Plan Assets (Detail) In Millions	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 USD ( $)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)	Mar. 31, 2011 Equity securities Common stocks Level 1 USD ( $)	Mar. 31, 2011 Equity securities Common stocks Level 1 JPY ( ¥)	Mar. 31, 2010 Equity securities Common stocks Level 1 JPY ( ¥)	Mar. 31, 2011 Equity securities Level 1 USD ( $)	Mar. 31, 2011 Equity securities Level 1 JPY ( ¥)	Mar. 31, 2010 Equity securities Level 1 JPY ( ¥)	Mar. 31, 2011 Debt securities Government bonds Level 1 JPY ( ¥)	Mar. 31, 2011 Debt securities Government bonds Level 1 USD ( $)	Mar. 31, 2010 Debt securities Government bonds Level 1 JPY ( ¥)	Mar. 31, 2011 Debt securities Level 1 JPY ( ¥)	Mar. 31, 2011 Debt securities Level 1 USD ( $)	Mar. 31, 2010 Debt securities Level 1 JPY ( ¥)	Mar. 31, 2011 Debt securities Level 1 Other debt securities USD ( $)	Mar. 31, 2011 Debt securities Level 1 Other debt securities JPY ( ¥)	Mar. 31, 2010 Debt securities Level 1 Other debt securities JPY ( ¥)	Mar. 31, 2011 Level 1 JPY ( ¥)	Mar. 31, 2011 Level 1 USD ( $)	Mar. 31, 2010 Level 1 JPY ( ¥)	Mar. 31, 2011 Level 1 All Other USD ( $)	Mar. 31, 2011 Level 1 All Other JPY ( ¥)	Mar. 31, 2010 Level 1 All Other JPY ( ¥)	Mar. 31, 2011 Equity securities Level 2 JPY ( ¥)	Mar. 31, 2011 Equity securities Level 2 USD ( $)	Mar. 31, 2010 Equity securities Level 2 JPY ( ¥)	Mar. 31, 2011 Equity securities Level 2 Commingled funds USD ( $)	Mar. 31, 2011 Equity securities Level 2 Commingled funds JPY ( ¥)	Mar. 31, 2010 Equity securities Level 2 Commingled funds JPY ( ¥)	Mar. 31, 2011 Debt securities Level 2 JPY ( ¥)	Mar. 31, 2011 Debt securities Level 2 USD ( $)	Mar. 31, 2010 Debt securities Level 2 JPY ( ¥)	Mar. 31, 2011 Debt securities Level 2 Commingled funds USD ( $)	Mar. 31, 2011 Debt securities Level 2 Commingled funds JPY ( ¥)	Mar. 31, 2010 Debt securities Level 2 Commingled funds JPY ( ¥)	Mar. 31, 2011 Debt securities Level 2 Other debt securities USD ( $)	Mar. 31, 2011 Debt securities Level 2 Other debt securities JPY ( ¥)	Mar. 31, 2010 Debt securities Level 2 Other debt securities JPY ( ¥)	Mar. 31, 2011 Level 2 JPY ( ¥)	Mar. 31, 2011 Level 2 USD ( $)	Mar. 31, 2010 Level 2 JPY ( ¥)	Mar. 31, 2011 Level 2 Insurance contracts USD ( $)	Mar. 31, 2011 Level 2 Insurance contracts JPY ( ¥)	Mar. 31, 2010 Level 2 Insurance contracts JPY ( ¥)	Mar. 31, 2011 Level 2 All Other USD ( $)	Mar. 31, 2011 Level 2 All Other JPY ( ¥)	Mar. 31, 2010 Level 2 All Other JPY ( ¥)	Mar. 31, 2011 Debt securities Level 3 JPY ( ¥)	Mar. 31, 2011 Debt securities Level 3 USD ( $)	Mar. 31, 2010 Debt securities Level 3 USD ( $)	Mar. 31, 2010 Debt securities Level 3 JPY ( ¥)	Mar. 31, 2009 Debt securities Level 3 JPY ( ¥)	Mar. 31, 2010 Debt securities Level 3 Commingled funds JPY ( ¥)	Mar. 31, 2011 Debt securities Level 3 Other debt securities USD ( $)	Mar. 31, 2011 Debt securities Level 3 Other debt securities JPY ( ¥)	Mar. 31, 2010 Debt securities Level 3 Other debt securities JPY ( ¥)	Mar. 31, 2011 Level 3 JPY ( ¥)	Mar. 31, 2011 Level 3 USD ( $)	Mar. 31, 2010 Level 3 USD ( $)	Mar. 31, 2010 Level 3 JPY ( ¥)	Mar. 31, 2009 Level 3 JPY ( ¥)	Mar. 31, 2011 Level 3 All Other USD ( $)	Mar. 31, 2011 Level 3 All Other JPY ( ¥)	Mar. 31, 2010 Level 3 All Other USD ( $)	Mar. 31, 2010 Level 3 All Other JPY ( ¥)	Mar. 31, 2009 Level 3 All Other JPY ( ¥)	Mar. 31, 2011 Equity securities USD ( $)	Mar. 31, 2011 Equity securities JPY ( ¥)	Mar. 31, 2010 Equity securities JPY ( ¥)	Mar. 31, 2011 Equity securities Common stocks JPY ( ¥)	Mar. 31, 2011 Equity securities Common stocks USD ( $)	Mar. 31, 2010 Equity securities Common stocks JPY ( ¥)	Mar. 31, 2011 Equity securities Commingled funds JPY ( ¥)	Mar. 31, 2011 Equity securities Commingled funds USD ( $)	Mar. 31, 2010 Equity securities Commingled funds JPY ( ¥)	Mar. 31, 2011 Debt securities USD ( $)	Mar. 31, 2011 Debt securities JPY ( ¥)	Mar. 31, 2010 Debt securities JPY ( ¥)	Mar. 31, 2011 Debt securities Government bonds USD ( $)	Mar. 31, 2011 Debt securities Government bonds JPY ( ¥)	Mar. 31, 2010 Debt securities Government bonds JPY ( ¥)	Mar. 31, 2011 Debt securities Commingled funds JPY ( ¥)	Mar. 31, 2011 Debt securities Commingled funds USD ( $)	Mar. 31, 2010 Debt securities Commingled funds JPY ( ¥)	Mar. 31, 2011 Debt securities Other debt securities JPY ( ¥)	Mar. 31, 2011 Debt securities Other debt securities USD ( $)	Mar. 31, 2010 Debt securities Other debt securities JPY ( ¥)	Mar. 31, 2011 Insurance contracts JPY ( ¥)	Mar. 31, 2011 Insurance contracts USD ( $)	Mar. 31, 2010 Insurance contracts JPY ( ¥)	Mar. 31, 2011 All Other JPY ( ¥)	Mar. 31, 2011 All Other USD ( $)	Mar. 31, 2010 All Other JPY ( ¥)
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	$ 14,232	¥ 1,183,385	$ 14,180	¥ 1,179,051	¥ 979,012	$ 5,890	¥ 489,759	¥ 471,262	$ 5,890	¥ 489,759	¥ 471,262	¥ 82,685	$ 995	¥ 79,739	¥ 111,902	$ 1,346	¥ 118,970	$ 351	¥ 29,217	¥ 39,231	¥ 621,271	$ 7,472	¥ 626,006	$ 236	¥ 19,610	¥ 35,774	¥ 180,901	$ 2,176	¥ 237,495	$ 2,176	¥ 180,901	¥ 237,495	¥ 204,226	$ 2,456	¥ 166,906	$ 1,915	¥ 159,232	¥ 147,345	$ 541	¥ 44,994	¥ 19,561	¥ 502,517	$ 6,043	¥ 502,936	$ 1,094	¥ 90,972	¥ 97,086	$ 317	¥ 26,418	¥ 1,449	¥ 746	$ 9	$ 43	¥ 3,591	¥ 5,242	¥ 2,663	$ 9	¥ 746	¥ 928	¥ 59,597	$ 717	$ 603	¥ 50,109	¥ 51,067	$ 708	¥ 58,851	$ 560	¥ 46,518	¥ 45,825	$ 8,066	¥ 670,660	¥ 708,757	¥ 489,759	$ 5,890	¥ 471,262	¥ 180,901	$ 2,176	¥ 237,495	$ 3,811	¥ 316,874	¥ 289,467	$ 995	¥ 82,685	¥ 79,739	¥ 159,232	$ 1,915	¥ 150,008	¥ 74,957	$ 901	¥ 59,720	¥ 90,972	$ 1,094	¥ 97,086	¥ 104,879	$ 1,261	¥ 83,741

Changes in Level 3 Plan Assets Measured At Fair Value (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2011 Debt securities Level 3 USD ( $)	Mar. 31, 2011 Debt securities Level 3 JPY ( ¥)	Mar. 31, 2010 Debt securities Level 3 JPY ( ¥)	Mar. 31, 2011 Level 3 JPY ( ¥)	Mar. 31, 2011 Level 3 USD ( $)	Mar. 31, 2010 Level 3 JPY ( ¥)	Mar. 31, 2011 Level 3 All Other JPY ( ¥)	Mar. 31, 2011 Level 3 All Other USD ( $)	Mar. 31, 2010 Level 3 All Other JPY ( ¥)	Mar. 31, 2011 Debt securities USD ( $)	Mar. 31, 2011 Debt securities JPY ( ¥)	Mar. 31, 2010 Debt securities JPY ( ¥)	Mar. 31, 2011 All Other JPY ( ¥)	Mar. 31, 2011 All Other USD ( $)	Mar. 31, 2010 All Other JPY ( ¥)
Schedule of Employee Benefit Plans [Line Items]
Balance at beginning of year	$ 14,180	¥ 1,179,051	¥ 979,012	$ 43	¥ 3,591	¥ 5,242	¥ 50,109	$ 603	¥ 51,067	¥ 46,518	$ 560	¥ 45,825	$ 3,811	¥ 316,874	¥ 289,467	¥ 104,879	$ 1,261	¥ 83,741
Actual return on plan assets	291	24,216	171,043	4	312	818	2,220	27	(1,388)	1,908	23	(2,206)
Purchases, sales and settlements				(35)	(2,948)	(2,233)	8,542	103	1,234	11,490	138	3,467
Other				(3)	(209)	(236)	(1,274)	(16)	(804)	(1,065)	(13)	(568)
Balance at end of year	$ 14,232	¥ 1,183,385	¥ 1,179,051	$ 9	¥ 746	¥ 3,591	¥ 59,597	$ 717	¥ 50,109	¥ 58,851	$ 708	¥ 46,518	$ 3,811	¥ 316,874	¥ 289,467	¥ 104,879	$ 1,261	¥ 83,741

Expected Benefit Payments Associated with the Pension and Postretirement Benefit Plans (Detail) In Millions	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)
Schedule of Employee Benefit Plans [Line Items]
2012	$ 868	¥ 72,170
2013	857	71,235
2014	882	73,345
2015	921	76,567
2016	957	79,591
from 2017 to 2021	5,324	442,737
Total	$ 9,809	¥ 815,645

Fair Values of Derivative Financial Instruments (Detail) In Millions	Mar. 31, 2011 Fair value hedging derivative financial instruments Interest rate and currency swap agreements USD ( $)	Mar. 31, 2011 Fair value hedging derivative financial instruments Interest rate and currency swap agreements JPY ( ¥)	Mar. 31, 2010 Fair value hedging derivative financial instruments Interest rate and currency swap agreements JPY ( ¥)	Mar. 31, 2011 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Prepaid expenses and Other current assets USD ( $)	Mar. 31, 2011 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Prepaid expenses and Other current assets JPY ( ¥)	Mar. 31, 2010 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Prepaid expenses and Other current assets JPY ( ¥)	Mar. 31, 2011 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Investments and other assets - Other JPY ( ¥)	Mar. 31, 2011 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Investments and other assets - Other USD ( $)	Mar. 31, 2010 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Investments and other assets - Other JPY ( ¥)	Mar. 31, 2011 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Other current liabilities USD ( $)	Mar. 31, 2011 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Other current liabilities JPY ( ¥)	Mar. 31, 2010 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Other current liabilities JPY ( ¥)	Mar. 31, 2011 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Other long-term liabilities JPY ( ¥)	Mar. 31, 2011 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Other long-term liabilities USD ( $)	Mar. 31, 2010 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Other long-term liabilities JPY ( ¥)	Mar. 31, 2011 Undesignated derivative financial instruments Interest rate and currency swap agreements JPY ( ¥)	Mar. 31, 2011 Undesignated derivative financial instruments Interest rate and currency swap agreements USD ( $)	Mar. 31, 2010 Undesignated derivative financial instruments Interest rate and currency swap agreements JPY ( ¥)	Mar. 31, 2011 Undesignated derivative financial instruments Interest rate and currency swap agreements Prepaid expenses and Other current assets JPY ( ¥)	Mar. 31, 2011 Undesignated derivative financial instruments Interest rate and currency swap agreements Prepaid expenses and Other current assets USD ( $)	Mar. 31, 2010 Undesignated derivative financial instruments Interest rate and currency swap agreements Prepaid expenses and Other current assets JPY ( ¥)	Mar. 31, 2011 Undesignated derivative financial instruments Interest rate and currency swap agreements Investments and other assets - Other USD ( $)	Mar. 31, 2011 Undesignated derivative financial instruments Interest rate and currency swap agreements Investments and other assets - Other JPY ( ¥)	Mar. 31, 2010 Undesignated derivative financial instruments Interest rate and currency swap agreements Investments and other assets - Other JPY ( ¥)	Mar. 31, 2011 Undesignated derivative financial instruments Interest rate and currency swap agreements Other current liabilities JPY ( ¥)	Mar. 31, 2011 Undesignated derivative financial instruments Interest rate and currency swap agreements Other current liabilities USD ( $)	Mar. 31, 2010 Undesignated derivative financial instruments Interest rate and currency swap agreements Other current liabilities JPY ( ¥)	Mar. 31, 2011 Undesignated derivative financial instruments Interest rate and currency swap agreements Other long-term liabilities USD ( $)	Mar. 31, 2011 Undesignated derivative financial instruments Interest rate and currency swap agreements Other long-term liabilities JPY ( ¥)	Mar. 31, 2010 Undesignated derivative financial instruments Interest rate and currency swap agreements Other long-term liabilities JPY ( ¥)	Mar. 31, 2011 Undesignated derivative financial instruments Foreign exchange forward and option contracts USD ( $)	Mar. 31, 2011 Undesignated derivative financial instruments Foreign exchange forward and option contracts JPY ( ¥)	Mar. 31, 2010 Undesignated derivative financial instruments Foreign exchange forward and option contracts JPY ( ¥)	Mar. 31, 2011 Undesignated derivative financial instruments Foreign exchange forward and option contracts Prepaid expenses and Other current assets USD ( $)	Mar. 31, 2011 Undesignated derivative financial instruments Foreign exchange forward and option contracts Prepaid expenses and Other current assets JPY ( ¥)	Mar. 31, 2010 Undesignated derivative financial instruments Foreign exchange forward and option contracts Prepaid expenses and Other current assets JPY ( ¥)	Mar. 31, 2010 Undesignated derivative financial instruments Foreign exchange forward and option contracts Investments and other assets - Other JPY ( ¥)	Mar. 31, 2011 Undesignated derivative financial instruments Foreign exchange forward and option contracts Other current liabilities USD ( $)	Mar. 31, 2011 Undesignated derivative financial instruments Foreign exchange forward and option contracts Other current liabilities JPY ( ¥)	Mar. 31, 2010 Undesignated derivative financial instruments Foreign exchange forward and option contracts Other current liabilities JPY ( ¥)	Mar. 31, 2011 Undesignated derivative financial instruments Foreign exchange forward and option contracts Other long-term liabilities USD ( $)	Mar. 31, 2011 Undesignated derivative financial instruments Foreign exchange forward and option contracts Other long-term liabilities JPY ( ¥)	Mar. 31, 2010 Undesignated derivative financial instruments Foreign exchange forward and option contracts Other long-term liabilities JPY ( ¥)
Derivatives, Fair Value [Line Items]
Derivative assets	$ 1,567	¥ 130,322	¥ 139,997	$ 671	¥ 55,794	¥ 45,567	¥ 74,528	$ 896	¥ 94,430
Derivative liabilities	(103)	(8,598)	(33,831)							(89)	(7,410)	(21,786)	(1,188)	(14)	(12,045)
Derivative assets																284,365	3,420	222,823	99,093	1,192	54,474	2,228	185,272	168,349							32	2,619	6,173	32	2,619	6,135	38
Derivative liabilities																¥ (197,396)	$ (2,374)	¥ (217,917)							¥ (64,611)	$ (777)	¥ (38,152)	$ (1,597)	¥ (132,785)	¥ (179,765)	$ (172)	¥ (14,277)	¥ (20,981)					$ (171)	¥ (14,202)	¥ (20,843)	$ (1)	¥ (75)	¥ (138)

Notional Amounts of Derivative Financial Instruments (Detail) In Millions	Mar. 31, 2011 Fair value hedging derivative financial instruments USD ( $)	Mar. 31, 2011 Fair value hedging derivative financial instruments JPY ( ¥)	Mar. 31, 2010 Fair value hedging derivative financial instruments JPY ( ¥)	Mar. 31, 2011 Fair value hedging derivative financial instruments Interest rate and currency swap agreements USD ( $)	Mar. 31, 2011 Fair value hedging derivative financial instruments Interest rate and currency swap agreements JPY ( ¥)	Mar. 31, 2010 Fair value hedging derivative financial instruments Interest rate and currency swap agreements JPY ( ¥)	Mar. 31, 2011 Undesignated derivative financial instruments JPY ( ¥)	Mar. 31, 2011 Undesignated derivative financial instruments USD ( $)	Mar. 31, 2010 Undesignated derivative financial instruments JPY ( ¥)	Mar. 31, 2011 Undesignated derivative financial instruments Interest rate and currency swap agreements JPY ( ¥)	Mar. 31, 2011 Undesignated derivative financial instruments Interest rate and currency swap agreements USD ( $)	Mar. 31, 2010 Undesignated derivative financial instruments Interest rate and currency swap agreements JPY ( ¥)	Mar. 31, 2011 Undesignated derivative financial instruments Foreign exchange forward and option contracts USD ( $)	Mar. 31, 2011 Undesignated derivative financial instruments Foreign exchange forward and option contracts JPY ( ¥)	Mar. 31, 2010 Undesignated derivative financial instruments Foreign exchange forward and option contracts JPY ( ¥)
Derivative [Line Items]
Designated derivative financial instruments	$ 7,426	¥ 617,472	¥ 1,168,882	$ 7,426	¥ 617,472	¥ 1,168,882
Undesignated derivative financial instruments							¥ 12,637,230	$ 151,981	¥ 13,355,214	¥ 11,460,275	$ 137,826	¥ 11,868,039	$ 14,155	¥ 1,176,955	¥ 1,487,175

Gains and Losses on Derivative Financial Instruments and Hedged Items Reported in the Consolidated Statement of Income (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Cost of financing operations JPY ( ¥)	Mar. 31, 2011 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Cost of financing operations USD ( $)	Mar. 31, 2010 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Cost of financing operations JPY ( ¥)	Mar. 31, 2009 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Cost of financing operations JPY ( ¥)	Mar. 31, 2011 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Interest expense USD ( $)	Mar. 31, 2011 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Interest expense JPY ( ¥)	Mar. 31, 2010 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Interest expense JPY ( ¥)	Mar. 31, 2009 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Interest expense JPY ( ¥)	Mar. 31, 2011 Undesignated derivative financial instruments Interest rate and currency swap agreements Cost of financing operations USD ( $)	Mar. 31, 2011 Undesignated derivative financial instruments Interest rate and currency swap agreements Cost of financing operations JPY ( ¥)	Mar. 31, 2010 Undesignated derivative financial instruments Interest rate and currency swap agreements Cost of financing operations JPY ( ¥)	Mar. 31, 2009 Undesignated derivative financial instruments Interest rate and currency swap agreements Cost of financing operations JPY ( ¥)	Mar. 31, 2011 Undesignated derivative financial instruments Interest rate and currency swap agreements Foreign exchange gain (loss), net JPY ( ¥)	Mar. 31, 2011 Undesignated derivative financial instruments Interest rate and currency swap agreements Foreign exchange gain (loss), net USD ( $)	Mar. 31, 2010 Undesignated derivative financial instruments Interest rate and currency swap agreements Foreign exchange gain (loss), net JPY ( ¥)	Mar. 31, 2009 Undesignated derivative financial instruments Interest rate and currency swap agreements Foreign exchange gain (loss), net JPY ( ¥)	Mar. 31, 2011 Undesignated derivative financial instruments Foreign exchange forward and option contracts Cost of financing operations USD ( $)	Mar. 31, 2011 Undesignated derivative financial instruments Foreign exchange forward and option contracts Cost of financing operations JPY ( ¥)	Mar. 31, 2010 Undesignated derivative financial instruments Foreign exchange forward and option contracts Cost of financing operations JPY ( ¥)	Mar. 31, 2009 Undesignated derivative financial instruments Foreign exchange forward and option contracts Cost of financing operations JPY ( ¥)	Mar. 31, 2011 Undesignated derivative financial instruments Foreign exchange forward and option contracts Foreign exchange gain (loss), net USD ( $)	Mar. 31, 2011 Undesignated derivative financial instruments Foreign exchange forward and option contracts Foreign exchange gain (loss), net JPY ( ¥)	Mar. 31, 2010 Undesignated derivative financial instruments Foreign exchange forward and option contracts Foreign exchange gain (loss), net JPY ( ¥)	Mar. 31, 2009 Undesignated derivative financial instruments Foreign exchange forward and option contracts Foreign exchange gain (loss), net JPY ( ¥)
Derivatives, Fair Value [Line Items]
Gains or (losses) on derivative financial instruments	¥ 71,491	$ 860	¥ 138,677	¥ (288,553)	$ (2)	¥ (166)	¥ (265)	¥ (439)	$ 867	¥ 72,082	¥ 77,939	¥ (72,696)	¥ (1,393)	$ (17)	¥ (2,819)	¥ (3,016)	$ (32)	¥ (2,693)	¥ (21,841)	¥ 24,183	$ 1,325	¥ 110,211	¥ 60,599	¥ 174,158
Gains or (losses) on hedged items	¥ (68,741)	$ (827)	¥ (135,163)	¥ 293,637	$ 2	¥ 166	¥ 265	¥ 439

Derivative financial instruments - Additional Information (Detail) In Millions	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2011 Undesignated derivative financial instruments Cost of financing operations USD ( $)	Mar. 31, 2011 Undesignated derivative financial instruments Cost of financing operations JPY ( ¥)	Mar. 31, 2010 Undesignated derivative financial instruments Cost of financing operations JPY ( ¥)	Mar. 31, 2009 Undesignated derivative financial instruments Cost of financing operations JPY ( ¥)	Mar. 31, 2011 Undesignated derivative financial instruments Foreign exchange gain (loss), net JPY ( ¥)	Mar. 31, 2011 Undesignated derivative financial instruments Foreign exchange gain (loss), net USD ( $)	Mar. 31, 2010 Undesignated derivative financial instruments Foreign exchange gain (loss), net JPY ( ¥)	Mar. 31, 2009 Undesignated derivative financial instruments Foreign exchange gain (loss), net JPY ( ¥)
Derivative [Line Items]
Unrealized gains or (losses) on derivative financial instruments			$ 1,123	¥ 93,370	¥ 71,538	¥ (80,298)	¥ (240)	$ (3)	¥ (26,476)	¥ (33,578)
Credit risk derivatives, fair value, net liability	330	27,432
Credit risk derivatives, aggregate fair value of assets posted	69	5,773
Maximum amount of assets to be posted If the ratings decline below specified thresholds	$ 330	¥ 27,432

Estimated Fair Value of Financial Instruments, Excluding Marketable Securities and Other Securities Investment and Affiliated Companies and Derivative Financinal Instruments (Detail) In Millions	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 USD ( $)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)	Mar. 31, 2008 JPY ( ¥)	Mar. 31, 2011 Carrying amount JPY ( ¥)	Mar. 31, 2011 Carrying amount USD ( $)	Mar. 31, 2010 Carrying amount JPY ( ¥)	Mar. 31, 2011 Estimated fair value USD ( $)	Mar. 31, 2011 Estimated fair value JPY ( ¥)	Mar. 31, 2010 Estimated fair value JPY ( ¥)
Asset (Liability)
Cash and cash equivalents	$ 25,024	¥ 2,080,709	$ 22,439	¥ 1,865,746	¥ 2,444,280	¥ 1,628,547	¥ 2,080,709	$ 25,024	¥ 1,865,746	$ 25,024	¥ 2,080,709	¥ 1,865,746
Time deposits	2,452	203,874		392,724			203,874	2,452	392,724	2,452	203,874	392,724
Total finance receivables, net							8,680,882	104,400	8,759,826	107,896	8,971,523	9,112,527
Other receivables	3,682	306,201		360,379			306,201	3,682	360,379	3,682	306,201	360,379
Short-term borrowings	(38,232)	(3,179,009)		(3,279,673)			(3,179,009)	(38,232)	(3,279,673)	(38,232)	(3,179,009)	(3,279,673)
Long-term debt including the current portion							¥ (9,200,130)	$ (110,645)	¥ (9,191,490)	$ (111,544)	¥ (9,274,881)	¥ (9,297,904)

Analysis of Leased Assets Under Capital Leases (Detail) In Millions	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)
Class of property
Building	$ 161	¥ 13,412	¥ 23,518
Machinery and equipment	364	30,283	48,043
Less - Accumulated depreciation	(223)	(18,590)	(36,926)
Capital Leases, Balance Sheet, Assets by Major Class, Net, Total	$ 302	¥ 25,105	¥ 34,635

Lease commitments - Additional Information (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)
Capital leases, amortization expenses	$ 160	¥ 13,341	¥ 12,606	¥ 12,183
Operating lease, rental expenses	$ 1,071	¥ 89,029	¥ 93,994	¥ 106,653

Future Minimum Lease Payments Under Capital Leases Together with the Present Value of the Net Minium Lease Payments (Detail) In Millions	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)
2012	$ 62	¥ 5,192
2013	45	3,741
2014	30	2,516
2015	27	2,248
2016	24	1,971
Thereafter	168	13,981
Total minimum lease payments	356	29,649
Less - Amount representing interest	(93)	(7,732)
Present value of net minimum lease payments	263	21,917
Less - Current obligations	(51)	(4,283)
Long-term capital lease obligations	$ 212	¥ 17,634

Minimum Rental Payments Required Under Operating Leases Relating to Land, Buildings and Equipment (Detail) In Millions	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)
Leases Disclosure [Line Items]
2012	$ 111	¥ 9,198
2013	89	7,439
2014	68	5,687
2015	56	4,648
2016	49	4,061
Thereafter	158	13,146
Total minimum future rentals	$ 531	¥ 44,179

Other commitments and contingencies, concentrations and factors that may affect future operations - Additional Information (Detail) In Millions, unless otherwise specified	0 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended		16 Months Ended	1 Months Ended		12 Months Ended	14 Months Ended	25 Months Ended	3 Months Ended
	May 10, 2010 USD ( $)	Apr. 19, 2010 USD ( $)	Jun. 30, 2010 LegalMatter	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2011 Damages from Product Defects LegalMatter	Mar. 31, 2010 Damages from Product Defects US Federal District Court LegalMatter	Mar. 31, 2010 Damages from Product Defects US Federal District Court Personal Injury LegalMatter	Mar. 31, 2011 Damages from Product Defects US State District Court LegalMatter	Mar. 31, 2011 Damages from Product Defects Federal and State LegalMatter	Feb. 28, 2003 Antitrust Litigation US Federal District Court LegalMatter	Apr. 30, 2010 US District Court, California Shareholders' Protection Rights Agreement LegalMatter	Mar. 31, 2011 Purchase Commitment USD ( $)	Mar. 31, 2011 Purchase Commitment JPY ( ¥)
Commitments and Contingencies Disclosure [Line Items]
Commitments outstanding for purchase of property, plant and equipment and other assets													$ 1,004	¥ 83,506
Customer payment guarantee to dealers, period range				1 month to 35 years
Percentage of material costs from purchases from an affiliated company				10.00%
Guarantee contracts obligations, maximum potential amount of future payments				19,991	1,662,225
Guarantee contracts obligations, liabilities				246	20,450
Putative class action case filed						200	190		10	20	85	6
Other individual cases consolidated into federal suit								325
Highway Traffic Safety Administration ("NHTSA") related to the recalls related to floor mat entrapment and sticking accelerator pedals			4
Settlement payment for termination of NHTSA's investigation	$ (32.4)	$ (16.4)
Expiration date for collective bargaining agreement covering a substantial portion of employees				2011-12

Segment Operating Results and Assets (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)	Mar. 31, 2011 Automotive JPY ( ¥)	Mar. 31, 2011 Automotive USD ( $)	Mar. 31, 2010 Automotive JPY ( ¥)	Mar. 31, 2009 Automotive JPY ( ¥)	Mar. 31, 2011 Financial Services USD ( $)	Mar. 31, 2011 Financial Services JPY ( ¥)	Mar. 31, 2010 Financial Services JPY ( ¥)	Mar. 31, 2009 Financial Services JPY ( ¥)	Mar. 31, 2011 All Other JPY ( ¥)	Mar. 31, 2011 All Other USD ( $)	Mar. 31, 2010 All Other JPY ( ¥)	Mar. 31, 2009 All Other JPY ( ¥)	Mar. 31, 2011 Inter-segment Elimination/ Unallocated Amount JPY ( ¥)	Mar. 31, 2011 Inter-segment Elimination/ Unallocated Amount USD ( $)	Mar. 31, 2010 Inter-segment Elimination/ Unallocated Amount JPY ( ¥)	Mar. 31, 2009 Inter-segment Elimination/ Unallocated Amount JPY ( ¥)
Net revenues
Sales to external customers	$ 228,427	¥ 18,993,688	¥ 18,950,973	¥ 20,529,570	¥ 17,322,753	$ 208,331	¥ 17,187,308	¥ 18,550,501	$ 14,109	¥ 1,173,168	¥ 1,226,244	¥ 1,355,850	¥ 497,767	$ 5,987	¥ 537,421	¥ 623,219
Inter-segment sales and transfers					14,567	176	10,120	14,222	229	19,037	19,163	21,698	474,485	5,706	410,194	561,728	(508,089)	(6,111)	(439,477)	(597,648)
Total net revenues	228,427	18,993,688	18,950,973	20,529,570	17,337,320	208,507	17,197,428	18,564,723	14,338	1,192,205	1,245,407	1,377,548	972,252	11,693	947,615	1,184,947	(508,089)	(6,111)	(439,477)	(597,648)
Operating expenses	222,795	18,525,409	18,803,457	20,990,581	17,251,347	207,473	17,283,798	18,959,599	10,029	833,925	998,480	1,449,495	937,010	11,269	956,475	1,175,034	(496,873)	(5,976)	(435,296)	(593,547)
Operating income (loss)	5,632	468,279	147,516	(461,011)	85,973	1,034	(86,370)	(394,876)	4,309	358,280	246,927	(71,947)	35,242	424	(8,860)	9,913	(11,216)	(135)	(4,181)	(4,101)
Assets	358,607	29,818,166	30,349,287	29,062,037	11,341,558	136,399	12,359,404	11,716,316	160,738	13,365,394	13,274,953	13,631,662	1,146,720	13,791	1,119,635	1,131,400	3,964,494	47,679	3,595,295	2,582,659
Investment in equity method investees	21,864	1,817,988	1,867,440	1,810,106	1,784,539	21,462	1,692,702	1,606,013	42	3,519	129,745	168,057	3,045	37			26,885	323	44,993	36,036
Depreciation expense	14,138	1,175,573	1,414,569	1,495,170	819,075	9,851	1,018,935	1,072,848	3,979	330,865	348,820	389,937	25,633	308	46,814	32,385
Capital expenditure	$ 20,339	¥ 1,691,191	¥ 1,437,601	¥ 2,324,897	¥ 691,867	$ 8,321	¥ 616,216	¥ 1,343,572	$ 11,922	¥ 991,330	¥ 774,102	¥ 883,968	¥ 21,058	$ 253	¥ 21,751	¥ 35,334	¥ (13,064)	$ (157)	¥ 25,532	¥ 62,023

Geographic Information (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)	Mar. 31, 2011 Japan JPY ( ¥)	Mar. 31, 2011 Japan USD ( $)	Mar. 31, 2010 Japan JPY ( ¥)	Mar. 31, 2009 Japan JPY ( ¥)	Mar. 31, 2011 North America JPY ( ¥)	Mar. 31, 2011 North America USD ( $)	Mar. 31, 2010 North America JPY ( ¥)	Mar. 31, 2009 North America JPY ( ¥)	Mar. 31, 2011 Europe JPY ( ¥)	Mar. 31, 2011 Europe USD ( $)	Mar. 31, 2010 Europe JPY ( ¥)	Mar. 31, 2009 Europe JPY ( ¥)	Mar. 31, 2011 Asia USD ( $)	Mar. 31, 2011 Asia JPY ( ¥)	Mar. 31, 2010 Asia JPY ( ¥)	Mar. 31, 2009 Asia JPY ( ¥)	Mar. 31, 2011 Other Countries JPY ( ¥)	Mar. 31, 2011 Other Countries USD ( $)	Mar. 31, 2010 Other Countries JPY ( ¥)	Mar. 31, 2009 Other Countries JPY ( ¥)	Mar. 31, 2011 Inter-segment Elimination/ Unallocated Amount USD ( $)	Mar. 31, 2011 Inter-segment Elimination/ Unallocated Amount JPY ( ¥)	Mar. 31, 2010 Inter-segment Elimination/ Unallocated Amount JPY ( ¥)	Mar. 31, 2009 Inter-segment Elimination/ Unallocated Amount JPY ( ¥)
Net revenues
Sales to external customers	$ 228,427	¥ 18,993,688	¥ 18,950,973	¥ 20,529,570	¥ 6,966,929	$ 83,787	¥ 7,314,813	¥ 7,471,916	¥ 5,327,809	$ 64,075	¥ 5,583,228	¥ 6,097,676	¥ 1,920,416	$ 23,096	¥ 2,082,671	¥ 2,889,753	$ 37,740	¥ 3,138,112	¥ 2,431,648	¥ 2,450,412	¥ 1,640,422	$ 19,729	¥ 1,538,613	¥ 1,619,813
Inter-segment sales and transfers					4,019,317	48,339	3,905,490	4,714,821	101,327	1,218	87,298	125,238	61,081	734	64,378	123,375	2,844	236,422	223,679	268,917	168,694	2,028	135,248	263,087	(55,163)	(4,586,841)	(4,416,093)	(5,495,438)
Total net revenues	228,427	18,993,688	18,950,973	20,529,570	10,986,246	132,126	11,220,303	12,186,737	5,429,136	65,293	5,670,526	6,222,914	1,981,497	23,830	2,147,049	3,013,128	40,584	3,374,534	2,655,327	2,719,329	1,809,116	21,757	1,673,861	1,882,900	(55,163)	(4,586,841)	(4,416,093)	(5,495,438)
Operating expenses	222,795	18,525,409	18,803,457	20,990,581	11,348,642	136,484	11,445,545	12,424,268	5,089,633	61,210	5,585,036	6,613,106	1,968,349	23,672	2,180,004	3,156,361	36,820	3,061,557	2,451,800	2,543,269	1,648,987	19,831	1,558,287	1,795,252	(55,222)	(4,591,759)	(4,417,215)	(5,541,675)
Operating income (loss)	5,632	468,279	147,516	(461,011)	(362,396)	(4,358)	(225,242)	(237,531)	339,503	4,083	85,490	(390,192)	13,148	158	(32,955)	(143,233)	3,764	312,977	203,527	176,060	160,129	1,926	115,574	87,648	59	4,918	1,122	46,237
Assets	358,607	29,818,166	30,349,287	29,062,037	11,285,864	135,729	12,465,677	11,956,431	9,910,828	119,192	10,223,903	10,685,466	1,931,231	23,226	2,060,962	2,324,528	25,719	2,138,499	1,925,126	1,547,890	2,044,379	24,587	1,803,703	1,446,505	30,154	2,507,365	1,869,916	1,101,217
Long-lived assets	$ 75,877	¥ 6,309,160	¥ 6,710,901	¥ 7,401,681	¥ 3,123,042	$ 37,559	¥ 3,347,896	¥ 3,658,719	¥ 2,276,332	$ 27,376	¥ 2,401,172	¥ 2,726,419	¥ 305,627	$ 3,676	¥ 351,037	¥ 410,185	$ 4,141	¥ 344,304	¥ 361,296	¥ 372,330	¥ 259,855	$ 3,125	¥ 249,500	¥ 234,028

Segment data - Additional Information (Detail) In Millions	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)	Mar. 31, 2011 Unallocated Corporate JPY ( ¥)	Mar. 31, 2011 Unallocated Corporate USD ( $)	Mar. 31, 2010 Unallocated Corporate JPY ( ¥)	Mar. 31, 2009 Unallocated Corporate JPY ( ¥)
Segment Reporting Disclosure [Line Items]
Total assets	$ 358,607	¥ 29,818,166	¥ 30,349,287	¥ 29,062,037	¥ 4,613,672	$ 55,486	¥ 4,205,402	¥ 3,225,901

Revenues Attributed to Countries Based on Location of Customers, Excluding Customers in Japan (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 North America JPY ( ¥)	Mar. 31, 2011 North America USD ( $)	Mar. 31, 2010 North America JPY ( ¥)	Mar. 31, 2009 North America JPY ( ¥)	Mar. 31, 2011 Europe JPY ( ¥)	Mar. 31, 2011 Europe USD ( $)	Mar. 31, 2010 Europe JPY ( ¥)	Mar. 31, 2009 Europe JPY ( ¥)	Mar. 31, 2011 Asia USD ( $)	Mar. 31, 2011 Asia JPY ( ¥)	Mar. 31, 2010 Asia JPY ( ¥)	Mar. 31, 2009 Asia JPY ( ¥)	Mar. 31, 2011 Other Countries JPY ( ¥)	Mar. 31, 2011 Other Countries USD ( $)	Mar. 31, 2010 Other Countries JPY ( ¥)	Mar. 31, 2009 Other Countries JPY ( ¥)
Entity-Wide Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries [Line Items]
Revenues	¥ 5,398,278	$ 64,922	¥ 5,718,381	¥ 6,294,230	¥ 1,793,932	$ 21,575	¥ 2,023,280	¥ 2,861,351	$ 39,451	¥ 3,280,384	¥ 2,641,471	¥ 2,530,352	¥ 3,196,114	$ 38,438	¥ 2,838,671	¥ 3,421,881

Balance Sheets - Non-financial Services and Financial Services Businesses (Detail) In Millions	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 USD ( $)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)	Mar. 31, 2008 JPY ( ¥)	Mar. 31, 2011 Non Financial Services Businesses USD ( $)	Mar. 31, 2011 Non Financial Services Businesses JPY ( ¥)	Mar. 31, 2010 Non Financial Services Businesses USD ( $)	Mar. 31, 2010 Non Financial Services Businesses JPY ( ¥)	Mar. 31, 2009 Non Financial Services Businesses JPY ( ¥)	Mar. 31, 2008 Non Financial Services Businesses JPY ( ¥)	Mar. 31, 2011 Financial Services Businesses USD ( $)	Mar. 31, 2011 Financial Services Businesses JPY ( ¥)	Mar. 31, 2010 Financial Services Businesses USD ( $)	Mar. 31, 2010 Financial Services Businesses JPY ( ¥)	Mar. 31, 2009 Financial Services Businesses JPY ( ¥)	Mar. 31, 2008 Financial Services Businesses JPY ( ¥)
Current assets
Cash and cash equivalents	$ 25,024	¥ 2,080,709	$ 22,439	¥ 1,865,746	¥ 2,444,280	¥ 1,628,547	$ 15,641	¥ 1,300,553	$ 16,102	¥ 1,338,821	¥ 1,648,143	¥ 1,473,101	$ 9,383	¥ 780,156	$ 6,337	¥ 526,925	¥ 796,137	¥ 155,446
Marketable securities	14,738	1,225,435		1,793,165			12,466	1,036,555		1,783,629			2,272	188,880		9,536
Finance receivables, net	49,751	4,136,805		4,209,496									49,751	4,136,805		4,209,496
Trade accounts and notes receivable, less allowance for doubtful accounts							17,842	1,483,551		1,908,884
Inventories	15,685	1,304,242		1,422,373			15,684	1,304,128		1,422,373
Prepaid expenses and other current assets	6,223	517,454		511,284			16,640	1,383,616		1,793,622			7,651	636,249		653,798
Total current assets	142,270	11,829,755		13,073,604			78,273	6,508,403		8,247,329			69,057	5,742,090		5,399,755
Eliminations	(5,891)	(489,906)		(718,974)
Noncurrent finance receivables, net													66,828	5,556,746		5,630,680
Investments and other assets	73,632	6,122,505		4,934,102			70,065	5,825,966		4,549,658			4,398	365,707		529,938
Property, plant and equipment	75,877	6,309,160		6,710,901	7,401,681		55,422	4,608,309		4,996,321			20,455	1,700,851		1,714,580
Total assets	358,607	29,818,166		30,349,287	29,062,037		203,760	16,942,678		17,793,308			160,738	13,365,394		13,274,953
Current liabilities
Short-term borrowings	38,232	3,179,009		3,279,673			5,756	478,646		575,890			35,919	2,986,700		3,118,938
Current portion of long-term debt	33,347	2,772,827		2,218,324			2,932	243,817		289,447			30,565	2,541,479		1,968,908
Accounts payable	18,077	1,503,072		1,956,505			18,007	1,497,253		1,954,147			234	19,472		13,063
Accrued expenses	21,326	1,773,233		1,735,930			20,045	1,666,748		1,627,228			1,327	110,348		113,559
Income taxes payable	1,357	112,801		153,387			1,256	104,392		140,210			115	9,555		13,177
Other current liabilities	10,472	870,722		769,945			12,323	1,024,662		931,727			6,471	538,026		519,011
Total current liabilities	129,778	10,790,990		10,686,214			60,319	5,015,518		5,518,649			74,631	6,205,580		5,746,656
Eliminations	(5,892)	(489,955)		(719,301)
Long-term liabilities
Long-term debt	77,561	6,449,220		7,015,409			10,097	839,611		1,095,270			68,184	5,669,456		6,060,349
Accrued pension and severance costs	8,034	668,022		678,677			7,949	660,918		672,905			85	7,104		5,772
Other long-term liabilities	2,162	179,783		225,323			6,667	554,402		604,903			5,238	435,508		433,641
Total long-term liabilities	97,500	8,107,152		8,732,630			24,713	2,054,931		2,373,078			73,507	6,112,068		6,499,762
Total liabilities	227,278	18,898,142		19,418,844			85,032	7,070,449		7,891,727			148,138	12,317,648		12,246,418
Total Toyota Motor Corporation Shareholders' equity	124,262	10,332,371		10,359,723
Noncontrolling interest	7,067	587,653		570,720
Total shareholders' equity	131,329	10,920,024	131,455	10,930,443	10,600,737	12,526,194
Total liabilities and shareholders' equity	$ 358,607	¥ 29,818,166		¥ 30,349,287

Statements of Income - Non-financial Services and Financial Services Businesses (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)	Mar. 31, 2011 Non Financial Services Businesses USD ( $)	Mar. 31, 2011 Non Financial Services Businesses JPY ( ¥)	Mar. 31, 2010 Non Financial Services Businesses JPY ( ¥)	Mar. 31, 2009 Non Financial Services Businesses JPY ( ¥)	Mar. 31, 2011 Financial Services Businesses USD ( $)	Mar. 31, 2011 Financial Services Businesses JPY ( ¥)	Mar. 31, 2010 Financial Services Businesses JPY ( ¥)	Mar. 31, 2009 Financial Services Businesses JPY ( ¥)
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenues	$ 228,427	¥ 18,993,688	¥ 18,950,973	¥ 20,529,570	$ 214,395	¥ 17,826,986	¥ 17,732,143	¥ 19,182,161	$ 14,338	¥ 1,192,205	¥ 1,245,407	¥ 1,377,548
Eliminations	(28)	(2,281)	(112)	20
Costs and expenses
Cost of revenues					192,264	15,986,741	15,973,442	17,470,791	7,653	636,374	716,997	994,191
Selling, general and administrative	22,972	1,910,083	2,119,660	2,534,781	20,722	1,723,071	1,854,710	2,097,674	2,376	197,551	281,483	455,304
Total costs and expenses	222,795	18,525,409	18,803,457	20,990,581	212,986	17,709,812	17,828,152	19,568,465	10,029	833,925	998,480	1,449,495
Operating income (loss)	5,632	468,279	147,516	(461,011)	1,409	117,174	(96,009)	(386,304)	4,309	358,280	246,927	(71,947)
Other income (expense), net	1,142	95,011	143,952	(99,370)	1,069	88,840	144,625	(71,925)	16	1,349	(3,923)	(30,233)
Income (loss) before income taxes and equity in earnings of affiliated companies	6,774	563,290	291,468	(560,381)	2,478	206,014	48,616	(458,229)	4,325	359,629	243,004	(102,180)
Provision for income taxes	3,762	312,821	92,664	(56,442)	2,150	178,795	42,342	(10,152)	1,613	134,094	50,362	(46,298)
Equity in earnings (losses) of affiliated companies	2,586	215,016	45,408	42,724	2,576	214,229	109,944	53,226	10	787	(64,536)	(10,502)
Net income (loss)	5,598	465,485	244,212	(461,215)	2,904	241,448	116,218	(394,851)	2,722	226,322	128,106	(66,384)
Less: Net (income) loss attributable to the noncontrolling interest	(689)	(57,302)	(34,756)	24,278	(650)	(54,055)	(32,103)	26,282	(39)	(3,251)	(2,653)	(2,004)
Net income (loss) attributable to Toyota Motor Corporation	$ 4,909	¥ 408,183	¥ 209,456	¥ (436,937)	$ 2,254	¥ 187,393	¥ 84,115	¥ (368,569)	$ 2,683	¥ 223,071	¥ 125,453	¥ (68,388)

Statement of Cash Flows - Non-financial Services and Financial Services Businesses (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)	Mar. 31, 2011 Non Financial Services Businesses USD ( $)	Mar. 31, 2011 Non Financial Services Businesses JPY ( ¥)	Mar. 31, 2010 Non Financial Services Businesses JPY ( ¥)	Mar. 31, 2009 Non Financial Services Businesses JPY ( ¥)	Mar. 31, 2011 Financial Services Businesses USD ( $)	Mar. 31, 2011 Financial Services Businesses JPY ( ¥)	Mar. 31, 2010 Financial Services Businesses JPY ( ¥)	Mar. 31, 2009 Financial Services Businesses JPY ( ¥)
Cash flows from operating activities
Net income	$ 5,598	¥ 465,485	¥ 244,212	¥ (461,215)	$ 2,904	¥ 241,448	¥ 116,218	¥ (394,851)	$ 2,722	¥ 226,322	¥ 128,106	¥ (66,384)
Adjustments to reconcile net income (loss) to net cash provided by operating activities
Depreciation	14,138	1,175,573	1,414,569	1,495,170	10,159	844,708	1,065,749	1,105,233	3,979	330,865	348,820	389,937
Provision for doubtful accounts and credit losses	50	4,140	100,775	257,433	22	1,806	1,905	(1,663)	28	2,334	98,870	259,096
Pension and severance costs, less payments	(282)	(23,414)	1,254	(20,958)	(299)	(24,867)	55	(21,428)	17	1,453	1,199	470
Losses on disposal of fixed assets	436	36,214	46,937	68,682	434	36,076	46,661	68,546	2	138	276	136
Unrealized losses on available-for-sale securities, net	95	7,915	2,486	220,920	95	7,915	2,486	220,920
Deferred income taxes	1,031	85,710	25,537	(194,990)	(208)	(17,258)	(14,183)	(132,127)	1,239	103,035	39,759	(62,871)
Equity in (earnings) losses of affiliated companies	(2,586)	(215,016)	(45,408)	(42,724)	(2,576)	(214,229)	(109,944)	(53,226)	(10)	(787)	64,536	10,502
Changes in operating assets and liabilities, and other	5,862	487,402	768,168	154,587	7,112	591,378	733,338	(223,101)	(1,279)	(106,416)	133,275	186,234
Net cash provided by operating activities	24,342	2,024,009	2,558,530	1,476,905	17,643	1,466,977	1,842,285	568,303	6,698	556,944	814,841	717,120
Cash flows from investing activities
Additions to finance receivables	(101,488)	(8,438,785)	(7,806,201)	(8,612,111)					(172,258)	(14,323,261)	(13,492,119)	(14,230,272)
Collection of and proceeds from sales of finance receivables	96,259	8,003,940	7,517,968	8,155,094					167,020	13,887,751	13,107,531	13,959,045
Additions to fixed assets excluding equipment leased to others	(7,569)	(629,326)	(604,536)	(1,364,582)	(7,472)	(621,302)	(599,154)	(1,358,518)	(97)	(8,024)	(5,382)	(6,064)
Additions to equipment leased to others	(12,770)	(1,061,865)	(833,065)	(960,315)	(945)	(78,559)	(64,345)	(82,411)	(11,825)	(983,306)	(768,720)	(877,904)
Proceeds from sales of fixed assets excluding equipment leased to others	618	51,342	52,473	47,386	611	50,742	46,070	41,285	7	600	6,403	6,101
Proceeds from sales of equipment leased to others	5,853	486,695	465,092	528,749	213	17,700	36,668	55,896	5,640	468,995	428,424	472,853
Purchases of marketable securities and security investments	(53,179)	(4,421,807)	(2,412,182)	(636,030)	(48,870)	(4,063,499)	(2,310,912)	(418,342)	(4,309)	(358,308)	(101,270)	(217,688)
Proceeds from sales of and maturity of marketable securities and security investments	44,692	3,716,156	1,108,741	1,475,877	41,174	3,423,618	1,012,781	1,295,561	3,518	292,538	95,960	180,316
Payment for additional investments in affiliated companies, net of cash acquired	(4)	(299)	(1,020)	(45)	(4)	(299)	(1,020)	(45)
Changes in investments and other assets, and other	2,136	177,605	(337,454)	135,757	4,744	394,479	(259,089)	129,834	221	18,303	102,497	(2,091)
Net cash used in investing activities	(25,452)	(2,116,344)	(2,850,184)	(1,230,220)	(10,549)	(877,120)	(2,139,001)	(336,740)	(12,083)	(1,004,712)	(626,676)	(715,704)
Cash flows from financing activities
Proceeds from issuance of long-term debt	35,255	2,931,436	3,178,310	3,506,990	184	15,318	492,300	545,981	35,293	2,934,588	2,733,465	3,030,029
Payments of long-term debt	(29,942)	(2,489,632)	(2,938,202)	(2,704,078)	(3,727)	(309,862)	(77,033)	(150,097)	(27,735)	(2,306,139)	(2,926,308)	(2,580,637)
Increase (decrease) in short-term borrowings	1,951	162,260	(335,363)	406,507	(1,045)	(86,884)	(249,238)	138,387	1,475	122,619	(251,544)	239,462
Dividends paid	(1,697)	(141,120)	(172,476)	(439,991)	(1,697)	(141,120)	(172,476)	(439,991)
Purchase of common stock, and other	(344)	(28,617)	(10,251)	(70,587)	(344)	(28,617)	(10,251)	(70,587)
Net cash provided by (used in) financing activities	5,223	434,327	(277,982)	698,841	(6,629)	(551,165)	(16,698)	23,693	9,033	751,068	(444,387)	688,854
Effect of exchange rate changes on cash and cash equivalents	(1,528)	(127,029)	(8,898)	(129,793)	(926)	(76,960)	4,092	(80,214)	(602)	(50,069)	(12,990)	(49,579)
Net increase (decrease) in cash and cash equivalents	2,585	214,963	(578,534)	815,733	(461)	(38,268)	(309,322)	175,042	3,046	253,231	(269,212)	640,691
Cash and cash equivalents at beginning of year	22,439	1,865,746	2,444,280	1,628,547	16,102	1,338,821	1,648,143	1,473,101	6,337	526,925	796,137	155,446
Cash and cash equivalents at end of year	$ 25,024	¥ 2,080,709	¥ 1,865,746	¥ 2,444,280	$ 15,641	¥ 1,300,553	¥ 1,338,821	¥ 1,648,143	$ 9,383	¥ 780,156	¥ 526,925	¥ 796,137

Reconciliations of the Differences Between Basic and Diluted Net Income (Loss) per Share (Detail) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)
Earnings Per Share Disclosure [Line Items]
Net income (loss) attributable to Toyota Motor Corporation, basic	$ 4,909	¥ 408,183	¥ 209,456	¥ (436,937)
Effect of dilutive securities
Assumed exercise of dilutive stock options	0	0		0
Net income (loss) attributable to Toyota Motor Corporation, diluted	$ 4,909	¥ 408,183	¥ 209,456	¥ (436,937)
Weighted-average shares, basic	3,135,881	3,135,881	3,135,986	3,140,417
Effect of dilutive securities
Assumed exercise of dilutive stock options	34	34	12
Weighted-average shares, diluted	3,135,915	3,135,915	3,135,998	3,140,417
Net income (loss) attributable to Toyota Motor Corporation per share, basic	$ 1.57	¥ 130.17	¥ 66.79	¥ (139.13)
Effect of dilutive securities
Assumed exercise of dilutive stock options
Net income (loss) attributable to Toyota Motor Corporation per share, diluted	$ 1.57	¥ 130.16	¥ 66.79	¥ (139.13)

Shareholders' Equity per Share (Detail) In Millions, except Share data in Thousands, unless otherwise specified	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)
Earnings Per Share Disclosure [Line Items]
Total Toyota Motor Corporation Shareholders' equity	$ 124,262	¥ 10,332,371	¥ 10,359,723
Shares issued and outstanding at the end of the year (excluding treasury stock)	3,135,699	3,135,699	3,135,995
Toyota Motor Corporation Shareholders' equity per share	$ 39.63	¥ 3,295.08	¥ 3,303.49

Fair Values of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) In Millions	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2011 Common stocks Level 1 USD ( $)	Mar. 31, 2011 Common stocks Level 1 JPY ( ¥)	Mar. 31, 2010 Common stocks Level 1 JPY ( ¥)	Mar. 31, 2011 Government bonds Level 1 USD ( $)	Mar. 31, 2011 Government bonds Level 1 JPY ( ¥)	Mar. 31, 2010 Government bonds Level 1 JPY ( ¥)	Mar. 31, 2011 Level 1 USD ( $)	Mar. 31, 2011 Level 1 JPY ( ¥)	Mar. 31, 2010 Level 1 JPY ( ¥)	Mar. 31, 2011 Level 1 Other Investments USD ( $)	Mar. 31, 2011 Level 1 Other Investments JPY ( ¥)	Mar. 31, 2010 Level 1 Other Investments JPY ( ¥)	Mar. 31, 2011 Level 2 USD ( $)	Mar. 31, 2011 Level 2 JPY ( ¥)	Mar. 31, 2010 Level 2 JPY ( ¥)	Mar. 31, 2011 Level 2 Time deposits USD ( $)	Mar. 31, 2011 Level 2 Time deposits JPY ( ¥)	Mar. 31, 2010 Level 2 Time deposits JPY ( ¥)	Mar. 31, 2011 Level 2 Other Investments USD ( $)	Mar. 31, 2011 Level 2 Other Investments JPY ( ¥)	Mar. 31, 2010 Level 2 Other Investments JPY ( ¥)	Mar. 31, 2011 Level 3 USD ( $)	Mar. 31, 2011 Level 3 JPY ( ¥)	Mar. 31, 2010 Level 3 JPY ( ¥)	Mar. 31, 2010 Level 3 Other Investments JPY ( ¥)	Mar. 31, 2011 Time deposits USD ( $)	Mar. 31, 2011 Time deposits JPY ( ¥)	Mar. 31, 2010 Time deposits JPY ( ¥)	Mar. 31, 2011 Government bonds JPY ( ¥)	Mar. 31, 2011 Government bonds USD ( $)	Mar. 31, 2010 Government bonds JPY ( ¥)	Mar. 31, 2011 Common stocks USD ( $)	Mar. 31, 2011 Common stocks JPY ( ¥)	Mar. 31, 2010 Common stocks JPY ( ¥)	Mar. 31, 2011 Other Investments JPY ( ¥)	Mar. 31, 2011 Other Investments USD ( $)	Mar. 31, 2010 Other Investments JPY ( ¥)
Assets
Cash equivalents	$ 9,475	¥ 787,850	¥ 747,144							$ 8,774	¥ 729,569	¥ 677,442				$ 701	¥ 58,281	¥ 69,702
Time deposits																			1,443	120,000	173,500								1,443	120,000	173,500
Marketable securities and other securities investments				11,548	960,229	852,775	37,609	3,127,170	2,654,829				455	37,842	37,296							6,484	539,109	370,933				13,134				3,127,170	37,609	2,654,829	11,548	960,229	852,775	576,951	6,939	421,363
Derivative financial instruments	5,019	417,306	368,993													4,877	405,524	349,556							142	11,782	19,437
Total	72,033	5,989,506	5,218,604							58,386	4,854,810	4,222,342				13,505	1,122,914	963,691							142	11,782	32,571
Liabilities
Derivative financial instruments	(2,649)	(220,271)	(272,729)													(2,589)	(215,283)	(259,184)							(60)	(4,988)	(13,545)
Total	$ (2,649)	¥ (220,271)	¥ (272,729)													$ (2,589)	¥ (215,283)	¥ (259,184)							$ (60)	¥ (4,988)	¥ (13,545)

Fair value measurements - Additional Information (Detail) In Millions, unless otherwise specified	Mar. 31, 2011 Japan Common stocks	Mar. 31, 2010 Japan Common stocks	Mar. 31, 2011 Japan Government bonds	Mar. 31, 2010 Japan Government bonds	Mar. 31, 2011 US And European Government Government bonds	Mar. 31, 2010 US And European Government Government bonds	Mar. 31, 2011 Financing receivable Level 3 USD ( $)	Mar. 31, 2011 Financing receivable Level 3 JPY ( ¥)	Mar. 31, 2010 Financing receivable Level 3 JPY ( ¥)	Mar. 31, 2011 Level 3 USD ( $)	Mar. 31, 2011 Level 3 JPY ( ¥)	Mar. 31, 2010 Level 3 JPY ( ¥)	Mar. 31, 2011 Level 1 Affiliated Entity JPY ( ¥)	Mar. 31, 2011 Other securities JPY ( ¥)	Mar. 31, 2011 Other securities USD ( $)	Mar. 31, 2011 Derivative financial instruments JPY ( ¥)	Mar. 31, 2011 Derivative financial instruments USD ( $)
Fair Value, Assets and Liabilities [Line Items]
Percentage of assets	86.00%	88.00%	77.00%	76.00%	23.00%	24.00%
Retained interests in securitized financial receivables														¥ (13,165)	$ (158)
Transfersinto Level 2 due to be measured at observable inputs																(21,413)	(258)
Finance receivables, fair value										191	15,893	13,343
Investment in affiliated company, fair value													119,821
Fair value, assets measured on nonrecurring basis, loss							$ 25	¥ 2,083	¥ 2,485				¥ 63,575

Changes in Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)	Mar. 31, 2011 Investments USD ( $)	Mar. 31, 2011 Investments JPY ( ¥)	Mar. 31, 2010 Investments JPY ( ¥)	Mar. 31, 2009 Investments JPY ( ¥)	Mar. 31, 2011 Derivative financial instruments JPY ( ¥)	Mar. 31, 2011 Derivative financial instruments USD ( $)	Mar. 31, 2010 Derivative financial instruments JPY ( ¥)	Mar. 31, 2009 Derivative financial instruments JPY ( ¥)
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Balance at beginning of year	$ 229	¥ 19,026	¥ 13,847	¥ 49,317	$ 158	¥ 13,134	¥ 19,581	¥ 23,818	¥ 5,892	$ 71	¥ (5,734)	¥ 25,499
Total gains (losses)
Included in earnings	382	31,771	24,416	(37,952)	5	433	(641)	586	31,338	377	25,057	(38,538)
Included in other comprehensive income	10	779	(99)	(1,398)	10	779	(99)	(1,398)
Purchases, issuances and settlements	(111)	(9,191)	(19,958)	5,361	(10)	(810)	(6,376)	(1,665)	(8,381)	(101)	(13,582)	7,026
Other	(428)	(35,591)	820	(1,481)	(163)	(13,536)	669	(1,760)	(22,055)	(265)	151	279
Balance at end of year	$ 82	¥ 6,794	¥ 19,026	¥ 13,847			¥ 13,134	¥ 19,581	¥ 6,794	$ 82	¥ 5,892	¥ (5,734)